UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                                 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 661-3500

Date of fiscal year end:    June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.55%
Airlines - 8.45%
Delta Air Lines, Inc.	125,800	$ 4,547,670
Hawaiian Holdings, Inc.*+	185,000	2,488,250
Southwest Airlines Co.	272,400	9,198,948
United Continental Holdings, Inc.*	108,200	5,062,678

		21,297,546

Auto Components - 2.48%
Delphi Automotive PLC	40,100	2,459,734
Goodyear Tire & Rubber Co. (The)	167,800	3,789,763

		6,249,497

Automobiles - 0.98%
Tata Motors, Ltd. - ADR	56,400	2,465,244

Beverages - 1.13%
Constellation Brands, Inc., Class A*	32,800	2,858,848

Biotechnology - 1.09%
Incyte Corp. Ltd*	55,800	2,736,990

Building Products - 0.47%
Universal Forest Products, Inc.	28,000	1,195,880

Capital Markets - 1.03%
Affiliated Managers Group, Inc.*	13,000	2,604,680

Chemicals - 3.83%
Celanese Corp., Class A	43,000	2,516,360
Dow Chemical Co. (The)	53,000	2,779,320
Ferro Corp.*	185,200	2,683,548
LyondellBasell Industries NV, Class A	15,500	1,684,230

		9,663,458

Commercial Banks - 1.04%
PNC Financial Services Group, Inc. (The)	30,600	2,618,748

Commercial Services & Supplies - 0.93%
RR Donnelley & Sons Co.	143,030	2,354,274

Communications Equipment - 1.11%
F5 Networks, Inc.*	23,500	2,790,390

Computers & Peripherals - 6.50%
Apple, Inc.	33,600	3,385,200
Hewlett-Packard Co.	75,700	2,685,079
Logitech International SA+	165,400	2,120,428
Seagate Technology PLC	45,200	2,588,604

Industry Company	Shares	Value

Computers & Peripherals (continued)
Super Micro Computer, Inc.*	103,300	$ 3,039,086
Western Digital Corp.	26,500	2,578,980

		16,397,377

Consumer Finance - 3.68%
Capital One Financial Corp.	31,500	2,571,030
Discover Financial Services	47,700	3,071,403
Navient Corp.	96,000	1,700,160
SLM Corp.	96,000	821,760
World Acceptance Corp.*+	16,600	1,120,500

		9,284,853

Containers & Packaging - 3.10%
Ball Corp.	49,700	3,144,519
Crown Holdings, Inc.*	54,800	2,439,696
Packaging Corp. of America	35,100	2,240,082

		7,824,297

Diversified Financial Services - 1.15%
Voya Financial, Inc.	73,900	2,889,490

Diversified Telecommunication Services - 3.19%
Level 3 Communications, Inc.*+	116,008	5,305,046
Verizon Communications, Inc.	54,500	2,724,455

		8,029,501

Electric Utilities - 1.06%
Entergy Corp.	34,600	2,675,618

Electrical Equipment - 0.92%
SolarCity Corp.*+	39,100	2,330,360

Electronic Equipment, Instruments & Components - 1.72%
Plexus Corp.*	56,900	2,101,317
ScanSource, Inc.*	35,000	1,210,650
TTM Technologies, Inc.*	151,400	1,031,034

		4,343,001

Energy Equipment & Services - 2.84%
Halliburton Co.	40,700	2,625,557
Matrix Service Co.*	56,000	1,350,720
Noble Corp. PLC	89,700	1,993,134
Paragon Offshore PLC*+	29,900	183,885
Pioneer Energy Services Corp.*	71,900	1,008,038

		7,161,334

Food & Staples Retailing - 0.44%
SpartanNash Co.	57,537	1,119,095

www.bridgeway.com	1

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products - 2.12%
Pilgrim’s Pride Corp.*	100,900	$ 3,083,504
Tyson Foods, Inc., Class A	57,500	2,263,775

		5,347,279

Gas Utilities - 1.05%
ONEOK, Inc.	40,500	2,654,775

Health Care Equipment & Supplies - 3.02%
Boston Scientific Corp.*	201,900	2,384,439
C.R. Bard, Inc.	17,000	2,426,070
Edwards Lifesciences Corp.*	27,500	2,809,125

		7,619,634

Health Care Providers & Services - 2.13%
DaVita HealthCare Partners, Inc.*	34,800	2,545,272
HCA Holdings, Inc.*	40,100	2,827,852

		5,373,124

Hotels, Restaurants & Leisure - 1.11%
Marriott International, Inc., Class A	39,900	2,789,010

Household Durables - 1.98%
Harman International Industries, Inc.	23,200	2,274,528
NVR, Inc.*	2,400	2,712,048

		4,986,576

Household Products - 1.19%
Spectrum Brands Holdings, Inc.	33,000	2,987,490

Insurance - 3.98%
Aflac, Inc.	43,000	2,504,750
Genworth Financial, Inc., Class A*	143,600	1,881,160
Infinity Property & Casualty Corp.	5,260	336,692
Maiden Holdings, Ltd.	113,200	1,254,256
Navigators Group, Inc. (The)*	20,400	1,254,600
Prudential Financial, Inc.	31,900	2,805,286

		10,036,744

IT Services - 1.08%
Computer Sciences Corp.	44,300	2,708,945

Life Sciences Tools & Services - 0.98%
Illumina, Inc.*	15,000	2,458,800

Machinery - 2.26%
Greenbrier Cos., Inc. (The)+	39,500	2,898,510

Industry Company	Shares	Value

Machinery (continued)
Trinity Industries, Inc.+	60,000	$ 2,803,200

		5,701,710

Metals & Mining - 1.96%
Alcoa, Inc.	161,800	2,603,362
United States Steel Corp.	59,400	2,326,698

		4,930,060

Multi-Utilities - 2.09%
Consolidated Edison, Inc.	45,200	2,561,032
Public Service Enterprise Group, Inc.	73,000	2,718,520

		5,279,552

Oil, Gas & Consumable Fuels - 7.38%
Encana Corp.	110,000	2,333,100
Green Plains, Inc.	87,900	3,286,581
Marathon Petroleum Corp.	29,000	2,455,430
Phillips 66	31,900	2,593,789
Southwestern Energy Co.*	67,300	2,352,135
Targa Resources Corp.	22,000	2,995,740
Valero Energy Corp.	55,900	2,586,493

		18,603,268

Paper & Forest Products - 0.98%
International Paper Co.	51,900	2,477,706

Personal Products - 0.56%
Herbalife, Ltd.+	32,500	1,421,875

Pharmaceuticals - 1.45%
Actavis PLC*	15,100	3,643,328

Real Estate Investment Trusts (REITs) - 1.94%
Federal Realty Investment Trust	21,300	2,523,198
FelCor Lodging Trust, Inc.	253,600	2,373,696

		4,896,894

Real Estate Management & Development - 1.03%
Jones Lang Lasalle, Inc.	20,500	2,589,970

Road & Rail - 0.98%
Avis Budget Group, Inc.*	45,000	2,470,050

Semiconductors & Semiconductor Equipment - 6.12%
Amkor Technology, Inc.*	244,200	2,053,722
MagnaChip Semiconductor Corp.*	58,809	688,065
Micron Technology, Inc.*	162,400	5,563,824
Skyworks Solutions, Inc.	122,600	7,116,930

		15,422,541

2	Quarterly Report | September 30, 2014 (Unaudited)

Aggressive Investors 1 Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Specialty Retail - 4.19%
Barnes & Noble, Inc.*		110,600	$2,183,244
Gap, Inc. (The)		89,000	3,710,410
Lithia Motors, Inc., Class A		29,200	2,210,148
PetSmart, Inc.		35,000	2,453,150

			10,556,952

Trading Companies & Distributors - 2.83%
H&E Equipment Services, Inc.		69,000	2,779,320
United Rentals, Inc.*		38,700	4,299,570
Veritiv Corp.*		992	49,659

			7,128,549

TOTAL COMMON STOCKS - 99.55%			250,975,313

(Cost $216,253,318)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.67%
Dreyfus Cash Management Fund	0.03%	1,685,957	1,685,957

TOTAL MONEY MARKET FUND - 0.67%			1,685,957

(Cost $1,685,957)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.14%
Dreyfus Cash Management Fund**	0.03%	15,477,064	15,477,064

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.14%			15,477,064

(Cost $15,477,064)

TOTAL INVESTMENTS - 106.36%			$268,138,334
(Cost $233,416,339)
Liabilities in Excess of Other Assets - (6.36%)			(16,044,892)

NET ASSETS - 100.00%			$252,093,442

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.

^      Rate disclosed as of September 30, 2014.

+     This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $14,974,021 at September 30, 2014.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$250,975,313	$—	$—	$250,975,313
Money Market Fund	—	1,685,957	—	1,685,957
Investments Purchased with Cash Proceeds From Securities Lending	—	15,477,064	—	15,477,064

TOTAL	$250,975,313	$17,163,021	$—	$268,138,334

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.20%
Aerospace & Defense - 2.59%
Arotech Corp.*+	255,000	$ 828,750
Ducommun, Inc.*	52,500	1,439,025
Sparton Corp.*	48,200	1,188,130
Sypris Solutions, Inc.	32,900	108,241

		3,564,146

Air Freight & Logistics - 0.22%
Radiant Logistics, Inc.*	83,000	305,440

		305,440

Auto Components - 1.96%
China XD Plastics Co., Ltd.*+	62,100	339,687
Shiloh Industries, Inc.*	33,400	568,134
Strattec Security Corp.	22,000	1,789,700

		2,697,521

Beverages - 0.54%
MGP Ingredients, Inc.	57,100	746,297

		746,297

Biotechnology - 1.18%
ARCA Biopharma, Inc.*+	120,000	150,000
Biota Pharmaceuticals, Inc.*	65,000	160,550
OXiGENE, Inc.*+	303,000	651,450
QLT, Inc.*	85,400	386,008
Targacept, Inc.*	108,000	273,240

		1,621,248

Building Products - 0.19%
Alpha Pro Tech, Ltd.*	82,700	268,775

		268,775

Capital Markets - 1.25%
Calamos Asset Management, Inc., Class A	66,500	749,455
JMP Group, Inc.	32,500	203,775
Manning & Napier, Inc.	45,418	762,568

		1,715,798

Chemicals - 0.66%
Chase Corp.	17,400	541,488
Gulf Resources, Inc.*	258,000	368,940

		910,428

Commercial Banks - 5.88%
AmeriServ Financial, Inc.	74,000	243,460
Bank of Commerce Holdings	34,500	211,830

Industry Company	Shares	Value

Commercial Banks (continued)
BSB Bancorp, Inc.*+	8,500	$ 156,570
Codorus Valley Bancorp, Inc.+	7,500	153,375
Enterprise Bancorp, Inc.+	11,700	220,428
Farmers Capital Bank Corp.*	38,000	856,140
Farmers National Banc Corp.+	19,800	158,202
First Business Financial Services, Inc.	8,400	368,760
Heritage Financial Corp.	54,500	863,280
Metro Bancorp, Inc.*	38,700	938,475
Old Line Bancshares, Inc.	44,400	687,312
Pacific Mercantile Bancorp*	25,700	179,129
Pacific Premier Bancorp, Inc.*	40,000	562,000
Peoples Bancorp, Inc.	21,800	517,750
Royal Bancshares of Pennsylvania, Inc., Class A*	134,200	216,062
Shore Bancshares, Inc.*	17,000	153,000
Suffolk Bancorp	23,900	463,899
Unity Bancorp, Inc.+	12,763	122,908
Yadkin Financial Corp.*	56,900	1,033,304

		8,105,884

Commercial Services & Supplies - 1.70%
ARC Document Solutions, Inc.*	166,600	1,349,460
Casella Waste Systems, Inc., Class A*	159,000	612,150
Courier Corp.	16,000	197,120
Metalico, Inc.*	163,000	179,300

		2,338,030

Communications Equipment - 2.33%
Clearfield, Inc.*+	83,000	1,056,590
Communications Systems, Inc.	2,300	25,668
Infosonics Corp.*+	217,500	430,650
Tessco Technologies, Inc.	49,100	1,423,409
UTStarcom Holdings Corp.	91,066	278,662

		3,214,979

Computers & Peripherals - 2.65%
Concurrent Computer Corp.	172,100	1,252,888
Dot Hill Systems Corp.*	400,000	1,512,000
Novatel Wireless, Inc.*+	153,900	564,813

4	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Computers & Peripherals (continued)
Smart Technologies, Inc., Class A*	194,300	$ 318,652

		3,648,353

Construction & Engineering - 1.09%
Goldfield Corp. (The)*	120,000	229,200
Willdan Group, Inc.*+	87,800	1,269,588

		1,498,788

Distributors - 0.17%
AMCON Distributing Co.	2,700	237,465

		237,465

Diversified Consumer Services - 0.71%
Education Management Corp.*+	175,000	190,750
ITT Educational Services, Inc.*+	182,700	783,783

		974,533

Diversified Financial Services - 0.31%
Resource America, Inc., Class A	46,300	431,053

		431,053

Diversified Telecommunication Services - 0.24%
Alaska Communications Systems Group, Inc.*	210,000	329,700

		329,700

Electrical Equipment - 2.71%
Allied Motion Technologies, Inc.	44,600	633,320
Broadwind Energy, Inc.*	133,300	998,417
Highpower International, Inc.*+	183,200	1,454,608
SL Industries, Inc.*	13,300	649,306

		3,735,651

Electronic Equipment, Instruments & Components - 3.09%
Agilysys, Inc.*	41,800	490,314
IntriCon Corp.*+	21,500	128,785
LoJack Corp.*+	100,000	392,000
NAPCO Security Technologies, Inc.*	37,600	176,720
Nortech Systems, Inc.*+	28,000	141,960
PCM, Inc.*	33,700	329,249
Perceptron, Inc.	111,700	1,093,543
Planar Systems, Inc.*	104,400	395,676
Sigmatron International, Inc.*	50,300	365,681

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SMTC Corp.*	74,000	$ 136,900
Wayside Technology Group, Inc.	38,200	603,942

		4,254,770

Energy Equipment & Services - 0.11%
ENGlobal Corp.*	72,000	154,800

		154,800

Food & Staples Retailing - 1.83%
Pantry, Inc. (The)*	71,400	1,444,422
Roundy’s, Inc.+	360,300	1,077,297

		2,521,719

Food Products - 2.33%
Inventure Foods, Inc.*	84,150	1,090,584
John B. Sanfilippo & Son, Inc.	29,500	954,620
Omega Protein Corp.*	93,600	1,170,000

		3,215,204

Health Care Equipment & Supplies - 1.19%
Dehaier Medical Systems, Ltd.*+	125,000	627,500
Delcath Systems, Inc.*+	123,400	244,332
RTI Surgical, Inc.*	161,000	769,580

		1,641,412

Health Care Providers & Services - 4.50%
Addus HomeCare Corp.*	122,900	2,408,840
Alliance HealthCare Services, Inc.*	58,000	1,311,380
BioTelemetry, Inc.*	600	4,026
Diversicare Healthcare Services, Inc.	11,755	126,366
InfuSystems Holdings, Inc.*+	61,200	192,168
RadNet, Inc.*	326,400	2,160,768

		6,203,548

Hotels, Restaurants & Leisure - 4.73%
Carrols Restaurant Group, Inc.*	236,200	1,679,382
Famous Dave’s of America, Inc.*	57,700	1,553,284
Frisch’s Restaurants, Inc.	5,900	166,970
Good Times Restaurants, Inc.*+	43,000	258,000
Isle of Capri Casinos, Inc.*	220,700	1,655,250

www.bridgeway.com	5

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Town Sports International
Holdings, Inc.	180,000	$1,206,000

		6,518,886

Household Durables - 3.02%
Bassett Furniture Industries, Inc.	41,000	560,060
CSS Industries, Inc.	14,500	351,625
EveryWare Global, Inc.*+	306,100	805,043
Flexsteel Industries, Inc.	23,100	779,163
Skullcandy, Inc.*	213,000	1,659,270

		4,155,161

Household Products - 0.86%
Orchids Paper Products Co.+	48,100	1,181,336

		1,181,336

Insurance - 7.90%
CNinsure, Inc. - ADR*	130,000	715,000
Federated National Holding Co.	129,200	3,629,228
Hallmark Financial Services, Inc.*	65,600	676,336
Independence Holding Co.	10,100	134,229
Kingstone Cos., Inc.	6,100	49,410
Kingsway Financial Services, Inc.*	22,000	138,160
United Insurance Holdings Corp.	187,000	2,805,000
Universal Insurance Holdings, Inc.	211,700	2,737,281

		10,884,644

Internet & Catalog Retail - 0.35%
US Auto Parts Network, Inc.*	172,500	486,450

		486,450

Internet Software & Services - 2.49%
Autobytel, Inc.*	115,400	991,286
BroadVision, Inc.*+	72,749	643,829
TheStreet, Inc.	113,700	254,688
Tucows, Inc., Class A*+	47,000	701,710
Unwired Planet, Inc.*	452,500	841,650

		3,433,163

IT Services - 3.17%
CSP, Inc.	16,800	133,896
Edgewater Technology, Inc.*	38,300	263,121

Industry Company	Shares	Value

IT Services (continued)
Hackett Group, Inc. (The)	51,400	$ 306,344
Information Services Group, Inc.*	346,100	1,315,180
Mattersight Corp.*+	74,600	403,586
NCI, Inc., Class A*	85,000	808,350
PFSweb, Inc.*+	60,200	654,976
StarTek, Inc.*	62,100	480,654

		4,366,107

Leisure Equipment & Products - 0.80%
Escalade, Inc.	46,800	564,408
Summer Infant, Inc.*+	152,000	532,000

		1,096,408

Machinery - 4.52%
Accuride Corp.*	304,300	1,153,297
Commercial Vehicle Group, Inc.*	146,800	907,224
Dynamic Materials Corp.	56,800	1,082,040
L.S. Starrett Co., Class A (The)	18,200	251,888
NN, Inc.	69,700	1,862,384
Xerium Technologies, Inc.*	66,600	973,026

		6,229,859

Marine - 0.16%
Diana Containerships, Inc.	100,000	225,000

		225,000

Media - 2.38%
A.H. Belo Corp., Class A	105,700	1,127,819
Dex Media, Inc.*+	131,000	1,252,360
Emmis Communications Corp., Class A*	200,000	422,000
FAB Universal Corp.*+	213,500	190,015
Reading International, Inc., Class A*	34,800	292,320

		3,284,514

Metals & Mining - 2.60%
Asanko Gold, Inc.*	143,000	298,870
Noranda Aluminum Holding Corp.	486,700	2,199,884
Olympic Steel, Inc.	30,400	625,328
Richmont Mines, Inc.*+	230,000	460,000

		3,584,082

Multiline Retail - 1.32%
Bon-Ton Stores, Inc. (The)+	180,000	1,504,800

6	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multiline Retail (continued)
Gordmans Stores, Inc.*+	91,000	$ 311,220

		1,816,020

Oil, Gas & Consumable Fuels - 4.68%
Andatee China Marine Fuel Services Corp.*	100,000	327,000
BioFuel Energy Corp.*+	49,000	312,620
Endeavour International Corp.*+	400,000	119,600
Pacific Ethanol, Inc.*	70,000	977,200
REX American Resources Corp.*	19,800	1,443,024
Vertex Energy, Inc.*+	184,600	1,284,816
Warren Resources, Inc.*	375,700	1,991,210

		6,455,470

Personal Products - 0.55%
Nutraceutical International Corp.*	25,300	529,023
Synutra International, Inc.*+	50,000	226,500

		755,523

Pharmaceuticals - 0.38%
Biostar Pharmaceuticals, Inc.*+	44,001	70,841
Heska Corp.*+	34,100	449,779

		520,620

Professional Services - 2.26%
CTPartners Executive Search, Inc.*	71,600	1,116,244
Hill International, Inc.*	312,200	1,248,800
VSE Corp.	15,200	745,104

		3,110,148

Real Estate Investment Trusts (REITs) - 0.24%
Gyrodyne Special Distribution, LLCΔ	5,100	15,300
Sotherly Hotels, Inc.	40,800	318,240

		333,540

Road & Rail - 2.98%
Covenant Transportation Group, Inc., Class A*	74,700	1,388,673
P.A.M. Transportation Services, Inc.*	37,700	1,366,625
USA Truck, Inc.*	77,000	1,349,810

		4,105,108

Semiconductors & Semiconductor Equipment - 3.55%
Actions Semiconductor Co., Ltd. - ADR*	58,000	126,440

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Alpha & Omega Semiconductor, Ltd.*	50,000	$ 470,000
Amtech Systems, Inc.*+	31,800	340,260
Cascade Microtech, Inc.*	54,203	549,076
Cohu, Inc.	62,000	742,140
CyberOptics Corp.*	18,600	208,692
MaxLinear, Inc., Class A*	130,600	898,528
STR Holdings, Inc.*	196,600	285,070
Vitesse Semiconductor Corp.*	351,500	1,265,400

		4,885,606

Software - 1.37%
Cinedigm Corp., Class A*	219,000	339,450
ePlus, Inc.*	15,700	879,985
Evolving Systems, Inc.	23,300	213,428
QAD, Inc., Class A	24,700	459,914

		1,892,777

Specialty Retail - 4.62%
Christopher & Banks Corp.*	350,200	3,463,478
Citi Trends, Inc.*	73,000	1,613,300
hhgregg, Inc.*+	204,300	1,289,133

		6,365,911

Textiles, Apparel & Luxury Goods - 1.17%
Culp, Inc.	26,300	477,345
Joe’s Jeans, Inc.*	378,500	367,145
Sequential Brands Group, Inc.*+	32,300	403,750
Superior Uniform Group, Inc.	17,000	368,050

		1,616,290

Thrifts & Mortgage Finance - 3.40%
Alliance Bancorp, Inc. of Pennsylvania	24,400	387,228
Charter Financial Corp.	101,000	1,080,700
Citizens Community Bancorp, Inc.	600	5,334
Doral Financial Corp.*+	55,300	367,192
HF Financial Corp.+	40,000	537,600
HMN Financial, Inc.*	18,800	248,160
Home Bancorp, Inc.*	35,000	794,850
IMPAC Mortgage Holdings, Inc.*+	40,000	252,800
Laporte Bancorp, Inc.	7,400	82,954
NASB Financial, Inc.+	11,284	267,431
SI Financial Group, Inc.	21,000	234,990
Simplicity Bancorp, Inc.	15,000	252,000

www.bridgeway.com	7

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
United Community Bancorp+		14,000	$ 167,300

			4,678,539

Trading Companies & Distributors - 1.27%
General Finance Corp.*+		66,200	587,194
Lawson Products, Inc.*		13,900	309,831
Willis Lease Finance Corp.*+		41,900	859,788

			1,756,813

TOTAL COMMON STOCKS - 100.20%			138,073,517

(Cost $127,867,159)

RIGHTS - 0.09%
BioFuel Energy Corp., Exp. 11/11/14*+		41,700	120,096

TOTAL RIGHTS - 0.09%			120,096

(Cost $45,105)

DIVIDEND NOTE - 0.01%
Gyrodyne Dividend Notes, 5%Δ		5,100	8,007

TOTAL DIVIDEND NOTE - 0.01%			8,007

(Cost $ – )

	Rate^	Shares	Value
MONEY MARKET FUND - 0.08%
Dreyfus Cash Management Fund	0.03%	109,033	109,033

TOTAL MONEY MARKET FUND - 0.08%			109,033

(Cost $109,033)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.26%
Dreyfus Cash Management Fund**	0.03%	12,760,523	12,760,523

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 9.26%			12,760,523

(Cost $12,760,523)

Value

TOTAL INVESTMENTS - 109.64%	$151,071,176
(Cost $140,781,820)
Liabilities in Excess of Other Assets - (9.64%)	(13,278,765)

NET ASSETS - 100.00%	$137,792,411

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.
^	Rate disclosed as of September 30, 2014.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $13,016,359 at September 30, 2014.

ADR - American Depositary Receipt

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$138,058,217	$—	$15,300	$138,073,517
Rights	120,096	—	—	120,096
Dividend Note	—	—	8,007	8,007
Money Market Fund	—	109,033	—	109,033
Investments Purchased with Cash Proceeds From Securities Lending	—	12,760,523	—	12,760,523

TOTAL	$138,178,313	$12,869,556	$23,307	$151,071,176

8	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Investment in Securities (Value)

	Common Stocks	Dividend Note	Total

Balance as of 06/30/2014	$272,250	$0	$ 272,250
Purchases	—	—	—
Sales	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ (depreciation)	—	8,007	8,007
Transfers in	—	—	—
Transfers out[1]	(256,950)	—	(256,950)

Balance as of 09/30/2014	$15,300	$8,007	$ 23,307

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2014	$—	$8,007	$ 8,007

[1]  Transfers out represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period.

See Notes to Schedule of Investments.

www.bridgeway.com	9

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.72%
Aerospace & Defense - 1.03%
Arotech Corp.*	50,000	$ 162,500
CPI Aerostructures, Inc.*	31,479	310,068
Ducommun, Inc.*	25,300	693,473
Erickson, Inc.*+	56,000	727,440
Innovative Solutions & Support, Inc.*	63,454	330,913
SIFCO Industries, Inc.	8,300	249,830
Sparton Corp.*	48,300	1,190,595
Sypris Solutions, Inc.	78,400	257,936
Tel-Instrument Electronics Corp.*+	15,000	77,250

		4,000,005

Air Freight & Logistics - 0.12%
Radiant Logistics, Inc.*	125,000	460,000

Auto Components - 1.37%
China XD Plastics Co., Ltd.*+	91,000	497,770
Fuel Systems Solutions, Inc.*	36,000	320,760
Shiloh Industries, Inc.*	51,250	871,762
SORL Auto Parts, Inc.*+	109,900	478,065
Spartan Motors, Inc.	169,800	792,966
Stoneridge, Inc.*	69,944	788,269
Strattec Security Corp.	19,100	1,553,785
UQM Technologies, Inc.*+	9,600	13,536

		5,316,913

Beverages - 0.77%
Castle Brands, Inc.*	149,187	195,435
Craft Brew Alliance, Inc.*	92,200	1,327,680
MGP Ingredients, Inc.	75,862	991,516
Primo Water Corp.*	112,930	486,728

		3,001,359

Biotechnology - 6.07%
Achillion Pharmaceuticals, Inc.*+	150,000	1,497,000
Actinium Pharmaceuticals, Inc.*+	57,895	387,896
Adamas Pharmaceuticals, Inc.*+	700	13,034
Ambit Bioscience Corp.*+	45,100	694,540
Amicus Therapeutics, Inc.*	115,000	684,250
Arqule, Inc.*	290,000	324,800
Asterias Biotherapeutics, Inc.*+	13,125	79,537
AVEO Pharmaceuticals, Inc.*	180,000	199,800

Industry Company	Shares	Value

Biotechnology (continued)
BIND Therapeutics, Inc.*+	33,717	$289,629
BioSpecifics Technologies Corp.*	22,314	787,684
Biota Pharmaceuticals, Inc.*	79,899	197,351
BioTime, Inc.*+	123,800	388,732
Celladon Corp.*+	55,900	584,714
Cellular Dynamics International, Inc.*+	25,000	175,750
ChemoCentryx, Inc.*+	120,000	540,000
Codexis, Inc.*+	150,500	350,665
Conatus Pharmaceuticals, Inc.*+	85,500	523,260
Concert Pharmaceuticals, Inc.*+	13,500	170,235
Curis, Inc.*	120,000	169,200
Cytori Therapeutics, Inc.*+	200,000	135,200
Durata Therapeutics, Inc.*+	76,150	965,582
Eagle Pharmaceuticals, Inc.*+	16,968	214,645
Eleven Biotherapeutics, Inc.*+	16,550	184,367
Esperion Therapeutics, Inc.*+	25,000	611,500
Fibrocell Science, Inc.*+	97,712	283,365
Five Prime Therapeutics, Inc.*	59,000	692,070
Flexion Therapeutics, Inc.*	30,000	547,800
Genocea Biosciences, Inc.*+	18,016	163,045
Geron Corp.*+	315,000	630,000
GlycoMimetics, Inc.*+	23,000	159,620
GTx, Inc.*+	38,012	28,034
Harvard Apparatus Regenerative Technology, Inc.*	41,754	338,207
ImmunoCellular Therapeutics, Ltd.*+	70,000	62,300
Immunomedics, Inc.*+	222,900	829,188
KaloBios Pharmaceuticals, Inc.*	76,884	119,170
Medgenics, Inc.*+	61,000	316,590
MediciNova, Inc.*+	40,000	119,600
Nanosphere, Inc.*	87,200	49,704
NanoViricides, Inc.*+	100,000	300,000
Neuralstem, Inc.*+	130,000	426,400
Oncothyreon, Inc.*	224,988	431,977
OvaScience, Inc.*	50,000	830,000
PharmAthene, Inc.*	178,826	318,310
Progenics Pharmaceuticals, Inc.*+	72,400	375,756

10	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Protalix BioTherapeutics, Inc.*+	200,000	$484,000
Repligen Corp.*	50,000	995,500
Retrophin, Inc.*+	35,550	320,661
Rexahn Pharmaceuticals, Inc.*	180,000	145,800
Rigel Pharmaceuticals, Inc.*	244,900	475,106
SIGA Technologies, Inc.*+	148,700	214,872
Synthetic Biologics, Inc.*+	40,000	71,200
Targacept, Inc.*	103,900	262,867
TetraLogic Pharmaceuticals Corp.*+	2,600	10,816
Tetraphase Pharmaceuticals, Inc.*+	50,000	997,500
Trevena, Inc.*	400	2,568
Vanda Pharmaceuticals, Inc.*+	79,300	823,134
Verastem, Inc.*+	75,000	639,000
Vical, Inc.*	100,000	112,000
XOMA Corp.*+	190,000	799,900

		23,545,431

Building Products - 0.19%
Alpha Pro Tech, Ltd.*	106,700	346,775
Patrick Industries, Inc.*	9,300	393,948

		740,723

Capital Markets - 2.18%
Calamos Asset
Management, Inc., Class A	53,500	602,945
FBR & Co.*	43,175	1,188,176
Harris & Harris Group, Inc.*	29,700	88,506
Institutional Financial Markets, Inc.+	30,000	58,500
JMP Group, Inc.	96,851	607,256
KCAP Financial, Inc.+	93,900	780,309
Manning & Napier, Inc.	44,100	740,439
Medallion Financial Corp.	86,711	1,011,050
NGP Capital Resources Co.+	63,900	394,902
OFS Capital Corp.+	40,000	482,800
Oppenheimer Holdings, Inc., Class A	31,550	638,888
Pzena Investment Management, Inc., Class A	52,800	504,240
Silvercrest Asset Management Group LLC, Class A	14,000	190,680
SWS Group, Inc.*+	166,800	1,149,252

		8,437,943

Industry Company	Shares	Value

Chemicals - 1.49%
BioAmber, Inc.*+	31,480	$314,170
Chase Corp.	27,800	865,136
China Green Agriculture, Inc.*+	80,000	158,400
Core Molding Technologies, Inc.*	45,100	639,518
Gulf Resources, Inc.*	150,000	214,500
KMG Chemicals, Inc.	40,100	652,828
Landec Corp.*	89,200	1,092,700
Marrone Bio Innovations, Inc.*+	15,000	39,900
Northern Technologies International Corp.*+	11,900	251,923
Penford Corp.*	47,200	621,624
Trecora Resources*	74,649	924,155

		5,774,854

Commercial Banks - 12.86%
1st Constitution Bancorp*	11,550	118,388
1st United Bancorp, Inc.	104,600	891,192
Access National Corp.	33,500	543,705
American National Bankshares, Inc.	22,100	502,775
American River Bankshares*	56,000	512,400
AmeriServ Financial, Inc.	155,671	512,158
Anchor Bancorp, Inc.*	10,000	201,500
Arrow Financial Corp.+	23,765	595,789
Bank of Commerce Holdings	87,441	536,888
Bank of Kentucky Financial Corp. (The)	16,100	744,303
Bar Harbor Bankshares	18,000	520,740
BCB Bancorp, Inc.	23,500	312,550
Bridge Bancorp, Inc.	20,000	473,000
Bridge Capital Holdings*+	21,800	495,732
C&F Financial Corp.	6,300	209,601
Camden National Corp.	11,800	413,000
Capital City Bank Group, Inc.	50,390	682,281
Carolina Bank Holdings, Inc.*	27,000	268,920
Century Bancorp, Inc., Class A	23,272	805,677
Citizens Holding Co.+	20,670	396,657
CNB Financial Corp.	42,200	662,540
Codorus Valley Bancorp, Inc.+	12,600	257,670
Colony Bankcorp, Inc.*	16,668	107,509
Community West Bancshares	19,266	116,559
ConnectOne Bancorp, Inc.	40,417	769,944

www.bridgeway.com	11

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Eastern Virginia Bankshares, Inc.*	48,536	$ 301,894
Enterprise Bancorp, Inc.	9,502	179,018
Enterprise Financial Services Corp.	49,800	832,656
Evans Bancorp, Inc.+	16,701	384,958
Farmers Capital Bank Corp.*	57,149	1,287,567
Fidelity Southern Corp.	36,074	494,214
Financial Institutions, Inc.	34,700	780,056
First Bancorp	49,000	784,980
First Bancorp, Inc.	33,300	555,111
First Bancshares, Inc.	12,794	183,594
First Business Financial Services, Inc.	18,354	805,741
First Community Bancshares, Inc.	70,000	1,000,300
First Connecticut Bancorp, Inc.	36,400	527,800
First South Bancorp, Inc.+	33,322	268,575
First United Corp.*	9,200	73,324
First West Virginia Bancorp+	8,100	155,925
German American Bancorp, Inc.	23,731	612,497
Guaranty Bancorp+	61,440	830,054
Hampton Roads Bankshares, Inc.*	369,600	565,488
Heritage Commerce Corp.	74,300	610,003
HomeTrust Bancshares, Inc.*	2,661	38,877
Horizon Bancorp	23,500	541,440
Independent Bank Corp.	70,000	834,400
Intervest Bancshares Corp.	78,212	747,707
Landmark Bancorp, Inc.	10,510	243,412
LNB Bancorp, Inc.	36,700	524,443
Macatawa Bank Corp.	81,291	390,197
MainSource Financial Group, Inc.	25,650	442,462
MBT Financial Corp.*	57,485	276,503
Mercantile Bank Corp.	39,892	759,943
Merchants Bancshares, Inc.	28,700	809,053
Metro Bancorp, Inc.*	40,600	984,550
MidSouth Bancorp, Inc.	35,900	671,330
MidWestOne Financial Group, Inc.	31,300	720,213
MutualFirst Financial, Inc.	9,849	221,602
NewBridge Bancorp*	86,806	658,858
North Valley Bancorp*	24,378	526,077
Northeast Bancorp	35,000	324,100
Northrim BanCorp, Inc.	34,700	917,121
Ohio Valley Banc Corp.+	19,500	450,450
Old Second Bancorp, Inc.*	15,000	72,150

Industry Company	Shares	Value

Commercial Banks (continued)
OmniAmerican Bancorp, Inc.	25,000	$ 649,750
Pacific Continental Corp.	53,611	688,901
Pacific Mercantile Bancorp*	48,521	338,191
Pacific Premier Bancorp, Inc.*	48,500	681,425
Park Sterling Corp.	120,700	800,241
Peapack Gladstone Financial Corp.+	39,777	696,098
Penns Woods Bancorp, Inc.	16,400	692,900
Peoples Bancorp of North Carolina, Inc.+	34,901	584,941
Peoples Bancorp, Inc.	28,400	674,500
Preferred Bank*	33,680	758,474
Premier Financial Bancorp, Inc.	43,837	641,774
QCR Holdings, Inc.	13,200	233,244
Republic First Bancorp, Inc.*+	83,000	322,870
Royal Bancshares of Pennsylvania, Inc., Class A*	78,195	125,894
SB Financial Group, Inc.+	9,641	87,251
Seacoast Banking Corp. of Florida*	67,355	736,190
Select Bancorp, Inc.*+	10,076	75,570
Shore Bancshares, Inc.*	25,000	225,000
Sierra Bancorp	42,900	719,004
Southcoast Financial Corp.*+	49,500	351,450
Southern First Bancshares, Inc.*+	32,215	447,788
Southern National Bancorp of Virginia, Inc.	70,892	821,638
Southwest Bancorp, Inc.	73,100	1,198,840
Suffolk Bancorp	37,000	718,170
Sun Bancorp, Inc.*+	44,240	801,186
Univest Corp. of Pennsylvania	21,000	393,750
West Bancorporation, Inc.	48,200	681,066
Yadkin Financial Corp.*	38,500	699,160

		49,885,387

Commercial Services & Supplies - 1.07%
Acme United Corp.	2,000	33,300
AMREP Corp.*+	27,000	125,820
ARC Document Solutions, Inc.*	50,000	405,000
Casella Waste Systems, Inc., Class A*	162,656	626,226
Cenveo, Inc.*+	210,600	520,182
CompX International, Inc.	3,200	32,960

12	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Courier Corp.	51,100	$ 629,552
Ecology & Environment, Inc., Class A	3,000	29,370
Fuel Tech, Inc.*	65,000	276,250
Heritage-Crystal Clean, Inc.*	23,000	341,780
Intersections, Inc.+	34,800	133,632
Metalico, Inc.*+	366,002	402,602
Standard Register Co. (The)*+	5,000	25,650
TRC Cos., Inc.*	76,979	502,673
Versar, Inc.*	22,000	71,060

		4,156,057

Communications Equipment - 2.09%
Aviat Networks, Inc.*	39,839	71,710
Bel Fuse, Inc., Class B	25,100	620,974
Clearfield, Inc.*+	48,300	614,859
Communications Systems, Inc.	28,900	322,524
Digi International, Inc.*	70,000	525,000
Emcore Corp.*+	23,052	131,166
KVH Industries, Inc.*	60,410	683,841
Meru Networks, Inc.*+	149,450	569,404
Numerex Corp., Class A*	49,350	517,188
Oclaro, Inc.*	309,600	442,728
PC-Tel, Inc.	87,800	666,402
Procera Networks, Inc.*+	54,600	523,068
RELM Wireless Corp.*+	78,900	407,124
ShoreTel, Inc.*	137,000	911,050
Tessco Technologies, Inc.	24,500	710,255
Westell Technologies, Inc., Class A*	205,000	377,200

		8,094,493

Computers & Peripherals - 1.48%
Astro-Med, Inc.	32,800	432,632
Avid Technology, Inc.*	18,042	182,224
Concurrent Computer Corp.	55,600	404,768
Datalink Corp.*	71,750	762,702
Dot Hill Systems Corp.*+	269,400	1,018,332
Hutchinson Technology, Inc.*	75,000	274,500
Imation Corp.*+	146,100	430,995
Immersion Corp.*	62,900	539,682
Novatel Wireless, Inc.*	78,800	289,196
Quantum Corp.*	350,100	406,116
Qumu Corp.*	36,400	473,200
Transact Technologies, Inc.	49,639	334,567
USA Technologies, Inc.*+	111,400	200,520

		5,749,434

Construction & Engineering - 1.16%
Furmanite Corp.*	125,500	848,380

Industry Company	Shares	Value

Construction & Engineering (continued)
Integrated Electrical Services, Inc.*+	109,312	$ 901,824
Layne Christensen Co.*+	20,430	198,375
Northwest Pipe Co.*	29,100	992,310
Orion Marine Group, Inc.*	74,300	741,514
Pike Corp.*	45,000	535,050
Willdan Group, Inc.*	20,000	289,200

		4,506,653

Construction Materials - 0.27%
United States Lime & Minerals, Inc.	18,300	1,063,779

Consumer Finance - 0.53%
Asta Funding, Inc.*	122,300	1,004,083
Atlanticus Holdings Corp.*+	63,961	120,247
Consumer Portfolio Services, Inc.*	50,000	320,500
QC Holdings, Inc.	56,600	104,710
Regional Management Corp.*	28,000	502,600

		2,052,140

Containers & Packaging - 0.19%
AEP Industries, Inc.*	19,000	719,530

Distributors - 0.48%
AMCON Distributing Co.	2,300	202,285
VOXX International Corp.*	94,001	874,209
Weyco Group, Inc.	32,000	803,520

		1,880,014

Diversified Consumer Services - 0.63%
Cambium Learning Group, Inc.*	37,250	56,620
Career Education Corp.*	92,550	470,154
Carriage Services, Inc.	48,900	847,437
Collectors Universe, Inc.+	26,360	579,920
Learning Tree International, Inc.*	25,400	59,436
Lincoln Educational Services Corp.	78,400	220,304
Universal Technical Institute, Inc.	23,700	221,595

		2,455,466

Diversified Financial Services - 0.70%
California First National Bancorp	30,800	457,072
Gain Capital Holdings, Inc.	94,400	601,328
Marlin Business Services Corp.	29,500	540,440
MicroFinancial, Inc.	39,800	320,788

www.bridgeway.com	13

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Financial Services (continued)
Resource America, Inc., Class A	83,600	$ 778,316

		2,697,944

Diversified Telecommunication Services - 1.45%
Alaska Communications
Systems Group, Inc.*	193,428	303,682
Enventis Corp.	53,645	975,266
Hawaiian Telcom Holdco, Inc.*+	24,686	634,183
IDT Corp., Class B	50,567	812,106
Inteliquent, Inc.	55,000	684,750
Lumos Networks Corp.	35,000	568,750
ORBCOMM, Inc.*	171,000	983,250
Straight Path Communications, Inc., Class B*	42,470	668,902

		5,630,889

Electrical Equipment - 1.25%
Allied Motion Technologies, Inc.	53,650	761,830
Enphase Energy, Inc.*	15,000	224,850
Espey Manufacturing & Electronics Corp.	10,700	215,391
Global Power Equipment Group, Inc.	52,572	783,323
Highpower International, Inc.*+	50,000	397,000
LSI Industries, Inc.	84,000	509,880
Magnetek, Inc.*+	10,000	312,900
Orion Energy Systems, Inc.*+	35,000	187,250
PowerSecure International, Inc.*+	47,600	456,008
SL Industries, Inc.*	20,250	988,605

		4,837,037

Electronic Equipment, Instruments & Components - 3.26%
Agilysys, Inc.*	62,200	729,606
Audience, Inc.*+	38,000	281,200
ChyronHego Corp.*	53,000	157,940
Document Security Systems, Inc.*+	182,000	154,700
Echelon Corp.*	229,062	467,286
Electro Scientific Industries, Inc.	71,000	482,090
eMagin Corp.*	30,607	71,926
Frequency Electronics, Inc.*	41,000	437,470
ID Systems, Inc.*+	83,000	613,370
IEC Electronics Corp.*+	73,450	331,260
Iteris, Inc.*	172,520	301,910

Industry Company	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Key Tronic Corp.*	37,200	$ 393,204
LoJack Corp.*	77,150	302,428
Maxwell Technologies, Inc.*	55,000	479,600
Mesa Laboratories, Inc.+	9,830	567,977
MOCON, Inc.	12,000	179,160
Multi-Fineline Electronix, Inc.*	45,600	426,360
NAPCO Security Technologies, Inc.*	110,000	517,000
PAR Technology Corp.*	121,636	596,016
PCM, Inc.*	74,200	724,934
Perceptron, Inc.	23,000	225,170
Planar Systems, Inc.*	75,000	284,250
Radisys Corp.*	70,000	186,900
RF Industries, Ltd.+	35,000	172,550
Richardson Electronics, Ltd.	60,011	599,510
SMTC Corp.*	85,000	157,250
Speed Commerce, Inc.*	230,600	634,150
Viasystems Group, Inc.*	70,900	1,113,130
Vicon Industries, Inc.+	29,900	61,893
Vishay Precision Group, Inc.*	56,900	850,086
Wayside Technology Group, Inc.	10,000	158,100

		12,658,426

Energy Equipment & Services - 1.58%
Bolt Technology Corp.	65,663	1,440,646
Cal Dive International, Inc.*+	368,969	357,900
Dawson Geophysical Co.	46,990	854,278
Forbes Energy Services, Ltd.*+	123,000	495,690
GreenHunter Resources, Inc.*+	199,000	306,460
Gulf Island Fabrication, Inc.	49,000	842,800
Mitcham Industries, Inc.*	46,300	511,615
Natural Gas Services Group, Inc.*	37,600	905,032
TGC Industries, Inc.*+	104,737	403,237

		6,117,658

Food & Staples Retailing - 0.40%
Ingles Markets, Inc., Class A	35,800	848,102
Pantry, Inc. (The)*	6,300	127,449
Roundy’s, Inc.	189,311	566,040

		1,541,591

Food Products - 2.08%
Alico, Inc.	14,200	541,020

14	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Food Products (continued)
Farmer Bros. Co.*	42,500	$ 1,230,375
Griffin Land & Nurseries, Inc.	13,300	381,710
Inventure Foods, Inc.*	59,000	764,640
John B. Sanfilippo & Son, Inc.	33,900	1,097,004
Liberator Medical Holdings, Inc.+	211,200	661,056
Lifeway Foods, Inc.*+	95,302	1,321,839
Limoneira Co.	20,000	473,800
Omega Protein Corp.*	69,800	872,500
Seneca Foods Corp., Class A*	25,000	715,000

		8,058,944

Gas Utilities - 0.26%
Delta Natural Gas Co., Inc.+	20,000	395,400
Gas Natural, Inc.	50,300	594,043

		989,443

Health Care Equipment & Supplies - 3.27%
Alphatec Holdings, Inc.*	174,531	296,703
Anika Therapeutics, Inc.*	18,339	672,308
AtriCure, Inc.*	88,200	1,298,304
Cerus Corp.*+	125,000	501,250
CryoLife, Inc.	107,270	1,058,755
Cutera, Inc.*+	45,200	456,520
Digirad Corp.	100,000	393,000
Exactech, Inc.*	25,000	572,250
Hansen Medical, Inc.*+	282,000	332,760
InspireMD, Inc.*+	180,000	396,000
Kewaunee Scientific Corp.	14,000	250,180
LeMaitre Vascular, Inc.	50,000	344,000
Medical Action Industries, Inc.*+	12,806	176,467
Navidea Biopharmaceuticals, Inc.*	390,480	515,434
PhotoMedex, Inc.*+	72,100	447,020
RTI Surgical, Inc.*	125,000	597,500
SurModics, Inc.*	18,500	335,960
TransEnterix, Inc.*+	115,901	505,328
TriVascular Technologies, Inc.*+	30,100	435,848
Unilife Corp.*+	318,836	731,729
Utah Medical Products, Inc.	35,900	1,750,484
Vascular Solutions, Inc.*	25,000	617,500

		12,685,300

Health Care Providers & Services - 1.65%
Addus HomeCare Corp.*	25,000	490,000
Alliance HealthCare Services, Inc.*	24,700	558,467

Industry Company	Shares	Value

Health Care Providers & Services (continued)
Almost Family, Inc.*	24,400	$ 662,948
BioTelemetry, Inc.*	137,700	923,967
Cross Country Healthcare, Inc.*	71,000	659,590
Five Star Quality Care, Inc.*	125,100	471,627
InfuSystems Holdings, Inc.*+	75,000	235,500
PDI, Inc.*	55,000	132,000
Providence Service Corp. (The)*	13,100	633,778
RadNet, Inc.*	89,800	594,476
Skilled Healthcare Group, Inc., Class A*	159,798	1,054,667

		6,417,020

Health Care Technology - 0.31%
Castlight Health, Inc.*+	16,900	218,686
Merge Healthcare, Inc.*	150,000	330,000
Vocera Communications, Inc.*	82,000	661,740

		1,210,426

Hotels, Restaurants & Leisure - 3.51%
Ambassadors Group, Inc.*	35,000	129,500
Ark Restaurants Corp.	9,900	222,354
Bravo Brio Restaurant Group, Inc.*	45,000	583,650
Carrols Restaurant Group, Inc.*	68,100	484,191
Dover Downs Gaming & Entertainment, Inc.*	152,580	151,054
Einstein Noah Restaurant Group, Inc.	18,581	374,593
Empire Resorts, Inc.*+	50,000	335,500
Famous Dave’s of America, Inc.*	128,800	3,467,296
Frisch’s Restaurants, Inc.	26,100	738,630
Gaming Partners International Corp.*	56,300	475,172
Isle of Capri Casinos, Inc.*	114,000	855,000
Jamba, Inc.*	30,662	436,014
Kona Grill, Inc.*	67,500	1,331,775
Lakes Entertainment, Inc.*	42,300	352,359
Luby’s, Inc.*	100,000	532,000
Monarch Casino & Resort, Inc.*	42,877	510,665
Morgans Hotel Group Co.*	84,300	680,301
Nathan’s Famous, Inc.*	12,000	812,280
Nevada Gold & Casinos, Inc.*	120,000	150,000
Premier Exhibitions, Inc.*	200,000	148,000
Red Lion Hotels Corp.*	74,900	426,181

www.bridgeway.com	15

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Town Sports International Holdings, Inc.	61,087	$ 409,283

		13,605,798

Household Durables - 1.86%
Bassett Furniture Industries, Inc.	74,200	1,013,572
Blyth, Inc.+	15,200	123,424
Cobra Electronics Corp.*	30,000	128,400
CSS Industries, Inc.	32,700	792,975
Dixie Group, Inc. (The)*+	32,250	279,607
Emerson Radio Corp.*	124,800	247,104
Flexsteel Industries, Inc.	27,050	912,396
Hooker Furniture Corp.	53,300	810,693
Lifetime Brands, Inc.	65,000	995,150
Nova Lifestyle, Inc.*+	45,000	193,500
P&F Industries, Inc., Class A*	10,500	85,995
Skullcandy, Inc.*	50,850	396,122
Stanley Furniture Co., Inc.*	107,783	302,331
UCP, Inc., Class A*	30,000	358,500
ZAGG, Inc.*	100,000	558,000

		7,197,769

Household Products - 0.27%
Oil-Dri Corp. of America	20,800	542,256
Orchids Paper Products Co.	20,000	491,200

		1,033,456

Independent Power Producers & Energy Traders - 0.18%
American DG Energy, Inc.*	296,311	340,758
Genie Energy, Ltd., Class B*	48,667	342,129
Synthesis Energy Systems, Inc.*	11,464	13,069

		695,956

Insurance - 1.49%
American Independence Corp.*+	7,500	78,900
Atlantic American Corp.+	14,056	55,943
Federated National Holding Co.	38,000	1,067,420
First Acceptance Corp.*	266,700	664,083
Fortegra Financial Corp.*	50,000	494,500
Hallmark Financial Services, Inc.*	80,400	828,924
Health Insurance Innovations, Inc., Class A*+	14,116	152,312
Independence Holding Co.	69,190	919,535

Industry Company	Shares	Value

Insurance (continued)
Investors Title Co.+	9,600	$ 702,720
Phoenix Cos., Inc. (The)*	14,200	796,052

		5,760,389

Internet & Catalog Retail - 1.14%
1-800-Flowers.com, Inc., Class A*	110,000	790,900
Blue Nile, Inc.*	15,000	428,250
CafePress, Inc.*	94,800	296,724
Gaiam, Inc., Class A*+	45,000	330,300
Geeknet, Inc.*	38,317	356,348
Nutrisystem, Inc.	35,000	537,950
PetMed Express, Inc.+	46,647	634,399
US Auto Parts Network, Inc.*	54,451	153,552
ValueVision Media, Inc., Class A*	176,286	904,347

		4,432,770

Internet Software & Services - 2.72%
Brightcove, Inc.*	48,090	268,342
Carbonite, Inc.*	42,400	434,176
GTT Communications, Inc.*+	35,000	416,850
iPass, Inc.*	221,100	333,861
Limelight Networks, Inc.*	359,837	840,219
Marchex, Inc., Class B	68,600	284,690
QuinStreet, Inc.*	189,125	784,869
RealNetworks, Inc.*	93,600	650,520
Reis, Inc.	42,100	993,139
Spark Networks, Inc.*+	64,800	300,672
Support.com, Inc.*	136,745	295,369
Synacor, Inc.*	125,000	238,750
TechTarget, Inc.*	145,900	1,253,281
TheStreet, Inc.	116,900	261,856
Tremor Video, Inc.*+	37,300	87,282
Tucows, Inc., Class A*	71,150	1,062,270
United Online, Inc.	32,900	360,255
Unwired Planet, Inc.*	234,600	436,356
XO Group, Inc.*	54,813	614,454
Zix Corp.*	187,582	641,530

		10,558,741

IT Services - 1.46%
CIBER, Inc.*	185,000	634,550
CSP, Inc.	15,000	119,550
Edgewater Technology, Inc.*	50,900	349,683
Hackett Group, Inc. (The)	119,928	714,771
Higher One Holdings, Inc.*	67,200	165,984

16	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
IT Services (continued)
Information Services Group, Inc.*	196,600	$ 747,080
Innodata, Inc.*	153,455	468,038
Lionbridge Technologies, Inc.*	193,995	872,978
Mattersight Corp.*+	30,000	162,300
ModusLink Global Solutions, Inc.*+	51,900	185,283
NCI, Inc., Class A*	38,430	365,469
PRGX Global, Inc.*	68,500	401,410
StarTek, Inc.*	45,000	348,300
WidePoint Corp.*	70,447	120,464

		5,655,860

Leisure Equipment & Products - 0.82%
Escalade, Inc.+	34,180	412,211
JAKKS Pacific, Inc.*+	61,000	433,100
Johnson Outdoors, Inc., Class A	37,400	968,660
Marine Products Corp.	2,400	18,936
Nautilus, Inc.*	111,686	1,336,881

		3,169,788

Life Sciences Tools & Services - 1.18%
Enzo Biochem, Inc.*	201,300	1,036,695
Harvard Bioscience, Inc.*	167,017	683,100
NanoString Technologies, Inc.*+	45,000	492,300
Pacific Biosciences of California, Inc.*	222,400	1,091,984
pSivida Corp.*+	168,000	742,560
Sequenom, Inc.*+	185,000	549,450

		4,596,089

Machinery - 2.99%
Accuride Corp.*	134,200	508,618
Ampco-Pittsburgh Corp.	24,400	488,000
Commercial Vehicle Group, Inc.*	149,200	922,056
Dynamic Materials Corp.	27,500	523,875
Eastern Co. (The)	33,600	536,928
Energy Recovery, Inc.*+	163,700	579,498
FreightCar America, Inc.	24,675	821,678
Gencor Industries, Inc.*	18,500	182,780
Graham Corp.	35,900	1,032,125
Hardinge, Inc.	33,300	364,302
Hurco Cos., Inc.	51,334	1,933,238
Intelligent Systems Corp.*	28,029	38,680
Key Technology, Inc.*	20,000	262,000
L.S. Starrett Co., Class A (The)	12,500	173,000

Industry Company	Shares	Value

Machinery (continued)
MFRI, Inc.*	20,000	$ 189,600
Miller Industries, Inc.+	49,800	841,620
NN, Inc.	23,100	617,232
PMFG, Inc.*	11,600	58,000
Tecumseh Products Co.*	57,700	248,110
Twin Disc, Inc.+	29,600	798,016
Xerium Technologies, Inc.*	33,550	490,166

		11,609,522

Marine - 0.09%
International Shipholding Corp.+	19,203	343,542

Media - 1.38%
A.H. Belo Corp., Class A	46,400	495,088
Ballantyne Strong, Inc.*	45,500	202,475
Beasley Broadcasting Group, Inc., Class A	17,000	91,120
Dex Media, Inc.*+	86,451	826,472
Emmis Communications Corp., Class A*	159,500	336,545
Entercom Communications Corp., Class A*	80,000	642,400
Entravision Communications Corp., Class A	108,800	430,848
Lee Enterprises, Inc.*+	162,860	550,467
Martha Stewart Living Omnimedia, Inc., Class A*	90,200	324,720
McClatchy Co. (The), Class A*+	98,650	331,464
ReachLocal, Inc.*+	71,500	258,115
Saga Communications, Inc., Class A	13,005	436,708
Salem Communications Corp., Class A	53,500	407,135

		5,333,557

Metals & Mining - 1.36%
A.M. Castle & Co.*+	105,900	904,386
Comstock Mining, Inc.*	100,000	121,000
Friedman Industries, Inc.	68,300	542,985
Gold Resource Corp.	144,500	739,840
Noranda Aluminum Holding Corp.	211,650	956,658
Olympic Steel, Inc.	34,800	715,836
Synalloy Corp.	25,400	441,960
United States Antimony Corp.*	353,321	448,718
Universal Stainless & Alloy Products, Inc.*	14,928	393,502

		5,264,885

www.bridgeway.com	17

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multiline Retail - 0.20%
ALCO Stores, Inc.*+	7,000	$ 14,000
Bon-Ton Stores, Inc. (The)+	59,950	501,182
Gordmans Stores, Inc.*+	80,000	273,600

		788,782

Oil, Gas & Consumable Fuels - 4.39%
Adams Resources & Energy, Inc.	22,300	987,667
Aemetis, Inc.*+	16,441	142,708
American Eagle Energy Corp.*	110,000	447,700
Amyris, Inc.*+	220,000	833,800
BPZ Resources, Inc.*+	350,000	668,500
Callon Petroleum Co.*	182,800	1,610,468
Dakota Plains Holdings, Inc.*	40,000	96,000
Earthstone Energy, Inc.*	3,000	84,630
Emerald Oil, Inc.*+	113,000	694,950
Endeavour International Corp.*+	108,000	32,292
Escalera Resources Co.*	79,800	151,620
Evolution Petroleum Corp.+	36,300	333,234
FieldPoint Petroleum Corp.*	30,000	120,300
FX Energy, Inc.*+	245,000	744,800
Harvest Natural Resources, Inc.*+	145,000	532,150
Miller Energy Resources, Inc.*+	145,241	639,060
Panhandle Oil & Gas, Inc., Class A	11,797	704,281
Penn Virginia Corp.*	91,000	1,156,610
PetroQuest Energy, Inc.*	170,000	955,400
PostRock Energy Corp.*	97,500	113,100
Quicksilver Resources, Inc.*	311,800	187,953
REX American Resources Corp.*	20,249	1,475,747
Ring Energy, Inc.*+	44,053	649,341
Saratoga Resources, Inc.*	80,000	94,400
Uranerz Energy Corp.*+	514,800	566,280
Uranium Energy Corp.*	320,800	401,000
VAALCO Energy, Inc.*	100,000	850,000
Warren Resources, Inc.*	247,900	1,313,870
Yuma Energy, Inc.*+	69,800	298,744
Zion Oil & Gas, Inc.*+	81,200	139,664

		17,026,269

Paper & Forest Products - 0.17%
Orient Paper, Inc.	117,811	162,579
Verso Paper Corp.*	160,400	513,280

		675,859

Industry Company	Shares	Value

Personal Products - 0.82%
CCA Industries, Inc.*	14,100	$ 45,825
Female Health Co. (The)+	37,856	132,117
IGI Laboratories, Inc.*+	163,211	1,521,127
Mannatech, Inc.*+	13,600	212,024
Natural Alternatives International, Inc.*	27,510	178,265
Nutraceutical International Corp.*	37,000	773,670
Synutra International, Inc.*+	25,000	113,250
United-Guardian, Inc.+	10,000	223,300

		3,199,578

Pharmaceuticals - 2.92%
AcelRx Pharmaceuticals, Inc.*+	98,000	538,020
Achaogen, Inc.*	15,000	134,400
Alexza Pharmaceuticals, Inc.*+	50,000	116,500
Alimera Sciences, Inc.*+	121,600	659,072
Ampio Pharmaceuticals, Inc.*+	135,000	476,550
ANI Pharmaceuticals, Inc.*+	23,416	662,204
Cempra, Inc.*+	92,500	1,013,800
Cumberland Pharmaceuticals, Inc.*	67,500	333,450
Durect Corp.*	183,600	269,892
Egalet Corp.*+	74,700	425,790
Horizon Pharma PLC*+	83,700	1,027,836
Omeros Corp.*+	33,595	427,328
Pain Therapeutics, Inc.*	216,853	847,895
Pernix Therapeutics Holdings, Inc.*	26,056	200,110
Pozen, Inc.	81,600	598,944
Sciclone Pharmaceuticals, Inc.*	161,750	1,114,458
Sucampo Pharmaceuticals, Inc., Class A*+	104,000	676,000
Supernus Pharmaceuticals, Inc.*+	50,000	434,500
Transcept Pharmaceuticals, Inc.+	65,000	131,625
XenoPort, Inc.*	150,000	807,000
Zogenix, Inc.*	386,200	444,130

		11,339,504

Professional Services - 1.55%
CDI Corp.	27,000	392,040
CRA International, Inc.*	54,500	1,385,935
CTPartners Executive Search, Inc.*+	27,400	427,166

18	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
Franklin Covey Co.*	37,000	$ 724,830
Heidrick & Struggles International, Inc.	50,000	1,027,000
Hill International, Inc.*	145,971	583,884
Hudson Global, Inc.*	40,500	153,090
Mastech Holdings, Inc.	6,250	63,125
RCM Technologies, Inc.*	32,700	247,539
VSE Corp.	20,200	990,204

		5,994,813

Real Estate Management & Development - 0.65%
AV Homes, Inc.*	54,600	799,890
Consolidated-Tomoka Land Co.	21,249	1,042,688
Maui Land & Pineapple Co., Inc.*+	30,000	171,000
Stratus Properties, Inc.*+	37,150	520,100

		2,533,678

Road & Rail - 0.77%
Covenant Transportation Group, Inc., Class A*	60,700	1,128,413
P.A.M. Transportation Services, Inc.*	14,750	534,688
Providence & Worcester Railroad Co.+	5,000	87,450
Quality Distribution, Inc.*	20,000	255,600
USA Truck, Inc.*+	35,000	613,550
YRC Worldwide, Inc.*	18,800	382,016

		3,001,717

Semiconductors & Semiconductor Equipment - 3.74%
Amtech Systems, Inc.*	57,500	615,250
Axcelis Technologies, Inc.*	348,650	693,813
Cascade Microtech, Inc.*	69,700	706,061
CEVA, Inc.*	29,000	389,760
Cohu, Inc.	81,850	979,744
CyberOptics Corp.*+	26,400	296,208
DSP Group, Inc.*	131,300	1,164,631
Entropic Communications, Inc.*	130,000	345,800
GigOptix, Inc.*	166,000	200,860
GSI Technology, Inc.*	161,417	873,266
Integrated Silicon Solution, Inc.	42,641	585,887
Intermolecular, Inc.*+	100,000	232,000
Kopin Corp.*	146,250	497,250
Mattson Technology, Inc.*	250,300	618,241
MaxLinear, Inc., Class A*	65,100	447,888
NeoPhotonics Corp.*	85,000	284,750
Peregrine Semiconductor Corp.*	75,500	933,935

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp.*	75,000	$ 730,500
Pixelworks, Inc.*+	122,500	791,350
QuickLogic Corp.*+	85,000	254,150
Rubicon Technology, Inc.*+	65,000	276,250
Rudolph Technologies, Inc.*	35,929	325,157
Sigma Designs, Inc.*	90,000	387,900
Ultra Clean Holdings, Inc.*	118,377	1,059,474
Vitesse Semiconductor Corp.*	227,700	819,720

		14,509,845

Software - 2.65%
Actuate Corp.*	90,000	351,000
American Software, Inc., Class A	60,700	535,374
Bsquare Corp.*+	9,500	37,145
Callidus Software, Inc.*	63,100	758,462
Cinedigm Corp., Class A*	478,318	741,393
Digimarc Corp.	23,100	478,401
Envivio, Inc.*+	120,000	220,800
Exa Corp.*+	48,000	541,440
FalconStor Software, Inc.*	100,000	115,000
Globalscape, Inc.	81,700	196,897
Glu Mobile, Inc.*	150,000	775,500
GSE Systems, Inc.*	154,525	241,059
Guidance Software, Inc.*+	77,857	523,978
Model N, Inc.*	45,000	443,700
QAD, Inc., Class A+	33,000	614,460
QAD, Inc., Class B+	8,250	129,690
Rally Software Development Corp.*+	35,000	420,350
Rosetta Stone, Inc.*	73,600	592,480
Seachange International, Inc.*	100,500	699,480
Smith Micro Software, Inc.*	125,400	111,669
TeleCommunication Systems, Inc., Class A*	180,834	504,527
Telenav, Inc.*	188,000	1,259,600

		10,292,405

Specialty Retail - 2.80%
Aeropostale, Inc.*+	100,000	329,000
America’s Car-Mart, Inc.*	15,000	593,850
bebe stores, inc.	100,000	232,000
Big 5 Sporting Goods Corp.	49,200	461,004
Books-A-Million, Inc.*	71,950	122,315
Build-A-Bear Workshop, Inc.*	59,500	778,260
Cache, Inc.*	118,437	99,724
Christopher & Banks Corp.*	45,000	445,050

www.bridgeway.com	19

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Citi Trends, Inc.*	37,100	$ 819,910
Destination Maternity Corp.	20,800	321,152
Destination XL Group, Inc.*	174,100	821,752
hhgregg, Inc.*	96,000	605,760
Kirkland’s, Inc.*	43,000	692,730
MarineMax, Inc.*	30,500	513,925
New York & Co., Inc.*	128,600	389,658
Pacific Sunwear of California, Inc.*+	218,749	393,748
RadioShack Corp.*	171,500	169,785
Sportsman’s Warehouse Holdings, Inc.*+	55,000	370,425
Tandy Leather Factory, Inc.+	10,000	94,500
Tilly’s, Inc., Class A*	55,000	413,600
Trans World Entertainment Corp.	98,403	360,155
TravelCenters of America LLC*	120,200	1,187,576
West Marine, Inc.*	72,200	649,800

		10,865,679

Textiles, Apparel & Luxury Goods - 1.10%
Charles & Colvard, Ltd.*	171,421	363,413
Cherokee, Inc.	21,200	386,052
Culp, Inc.	51,016	925,940
Delta Apparel, Inc.*+	23,000	209,070
DGSE Cos., Inc.*+	48,800	66,368
Ever-Glory International Group, Inc.*	10,000	58,000
Lakeland Industries, Inc.*	13,300	92,435
Perry Ellis International, Inc.*	65,000	1,322,750
Rocky Brands, Inc.	52,200	735,498
Superior Uniform Group, Inc.	5,000	108,250

		4,267,776

Thrifts & Mortgage Finance - 5.87%
Alliance Bancorp, Inc. of Pennsylvania	22,000	349,140
ASB Bancorp, Inc.*+	21,000	423,150
Banc of California, Inc.	36,200	421,006
Bank Mutual Corp.	129,000	826,890
BankFinancial Corp.	76,279	791,776
Cape Bancorp, Inc.	59,702	562,990
Chicopee Bancorp, Inc.	31,995	474,806
Citizens Community Bancorp, Inc.	20,000	177,800
Eagle Bancorp Montana, Inc.+	6,289	67,544
ESB Financial Corp.	27,600	322,368

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
ESSA Bancorp, Inc.	37,400	$ 422,620
Federal Agricultural Mortgage Corp., Class C	24,200	777,788
First Defiance Financial Corp.	44,900	1,212,749
First Financial Northwest, Inc.	61,600	628,936
Fox Chase Bancorp, Inc.	14,133	230,509
Franklin Financial Corp.*	32,800	610,408
Guaranty Federal Bancshares, Inc.+	20,856	254,443
Hampden Bancorp, Inc.+	13,089	225,000
Heritage Financial Group, Inc.	21,900	442,161
HF Financial Corp.	12,000	161,280
Hingham Institution for Savings	2,500	203,875
HMN Financial, Inc.*	25,000	330,000
Home Bancorp, Inc.*	48,000	1,090,080
HomeStreet, Inc.	40,000	683,600
HopFed Bancorp, Inc.	13,088	149,727
Lake Shore Bancorp, Inc.+	22,150	277,318
Louisiana Bancorp, Inc.+	19,000	377,340
Meta Financial Group, Inc.	17,155	604,885
Naugatuck Valley Financial Corp.*+	28,501	222,878
New Hampshire Thrift Bancshares, Inc.+	18,250	284,335
Northeast Community Bancorp, Inc.	55,658	385,710
Ocean Shore Holding Co.	51,837	745,416
OceanFirst Financial Corp.	45,000	715,950
Oneida Financial Corp.	20,000	265,000
Provident Financial Holdings, Inc.	63,617	928,172
Pulaski Financial Corp.	43,500	500,250
Riverview Bancorp, Inc.*+	67,406	268,950
Security National Financial Corp., Class A*	36,750	182,648
SI Financial Group, Inc.	34,276	383,548
Simplicity Bancorp, Inc.	58,555	983,724
Southern Missouri Bancorp, Inc.	50	1,794
Territorial Bancorp, Inc.	22,300	452,467
TF Financial Corp.	13,241	549,104
Timberland Bancorp, Inc.+	24,222	254,815
Tree.com, Inc.*	20,000	717,800
United Community Bancorp	6,200	74,090
United Community Financial Corp.	137,800	644,904

20	Quarterly Report | September 30, 2014 (Unaudited)

Ultra-Small Company Market Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Waterstone Financial, Inc.		47,573	$ 549,468
Wayne Savings Bancshares, Inc.+		7,800	96,330
Westfield Financial, Inc.+		64,100	452,546

			22,760,088

Trading Companies & Distributors - 0.72%
BlueLinx Holdings, Inc.*		227,583	298,134
EnviroStar, Inc.		35,000	88,550
General Finance Corp.*+		60,000	532,200
Houston Wire & Cable Co.		52,900	633,742
Lawson Products, Inc.*		32,400	722,196
Willis Lease Finance Corp.*+		24,400	500,688

			2,775,510

Water Utilities - 0.50%
Artesian Resources Corp., Class A		21,500	433,010
Cadiz, Inc.*+		11,700	121,563
York Water Co.+		69,850	1,397,000

			1,951,573

Wireless Telecommunication Services - 0.23%
Boingo Wireless, Inc.*		70,000	499,100
Spok Holdings, Inc.		30,000	390,300

			889,400

TOTAL COMMON STOCKS - 99.72%			386,815,457

(Cost $291,562,923)

EXCHANGE TRADED FUND - 0.30%
iShares Micro-Cap ETF+		16,525	1,148,653

TOTAL EXCHANGE TRADED FUND - 0.30%			1,148,653

(Cost $442,002)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.03%	2,381	2,381

TOTAL MONEY MARKET FUND - 0.00%			2,381

(Cost $2,381)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.88%
Dreyfus Cash Management Fund**	0.03%	42,187,024	$42,187,024

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.88%			42,187,024

(Cost $42,187,024)

TOTAL INVESTMENTS - 110.90%			$430,153,515

(Cost $334,194,330)
Liabilities in Excess of Other Assets - (10.90%)			(42,272,148)

NET ASSETS - 100.00%			$387,881,367

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.
^	Rate disclosed as of September 30, 2014.
+	This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $40,141,804 at September 30, 2014.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$386,815,457	$—	$—	$386,815,457
Exchange Traded Fund	1,148,653	—	—	1,148,653
Money Market Fund	—	2,381	—	2,381
Investments Purchased with Cash Proceeds From Securities Lending	—	42,187,024	—	42,187,024

TOTAL	$387,964,110	$42,189,405	$—	$430,153,515

See Notes to Schedule of Investments.

www.bridgeway.com	21

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.78%
Aerospace & Defense - 0.90%
Aerovironment, Inc.*	250	$ 7,517
Astronics Corp.*	125	5,960
Elbit Systems, Ltd.	500	31,045

		44,522

Air Freight & Logistics - 0.78%
Forward Air Corp.	340	15,242
Hub Group, Inc., Class A*	400	16,212
Park-Ohio Holdings Corp.	150	7,179

		38,633

Airlines - 0.16%
Hawaiian Holdings, Inc.*	575	7,734

Auto Components - 0.66%
Gentherm, Inc.*	400	16,892
Motorcar Parts of America, Inc.*	200	5,442
Strattec Security Corp.	50	4,068
Tower International, Inc.*	250	6,298

		32,700

Automobiles - 0.14%
Kandi Technologies Group, Inc.*	550	7,144

Beverages - 0.05%
MGP Ingredients, Inc.	200	2,614

Biotechnology - 4.04%
Arrowhead Research Corp.*+	600	8,862
BioCryst Pharmaceuticals, Inc.*	850	8,313
BioSpecifics Technologies Corp.*	50	1,765
Cepheid*+	800	35,224
China Biologic Products, Inc.*+	300	16,188
CTI BioPharma Corp.*+	1,850	4,477
Dyax Corp.*	1,525	15,433
Emergent Biosolutions, Inc.*	450	9,590
Enanta Pharmaceuticals, Inc.*	200	7,914
Exact Sciences Corp.*	950	18,411
Keryx Biopharmaceuticals, Inc.*+	1,100	15,125
PDL BioPharma, Inc.+	1,780	13,297
Portola Pharmaceuticals, Inc.*	500	12,640
QLT, Inc.*	600	2,712
Receptos, Inc.*	325	20,186
Repligen Corp.*	400	7,964

Industry Company	Shares	Value

Biotechnology (continued)
Threshold Pharmaceuticals, Inc.*	750	$2,708

		200,809

Building Products - 0.70%
NCI Building Systems, Inc.*	850	16,490
Nortek, Inc.*	190	14,155
Patrick Industries, Inc.*	100	4,236

		34,881

Capital Markets - 1.46%
Arlington Asset Investment Corp., Class A	225	5,717
BGC Partners, Inc., Class A	2,050	15,232
CIFC Corp.+	300	2,715
Diamond Hill Investment Group, Inc.	50	6,152
GAMCO Investors, Inc., Class A	80	5,659
HFF, Inc., Class A	450	13,028
Manning & Napier, Inc.	150	2,518
Piper Jaffray Cos.*	200	10,448
SWS Group, Inc.*+	400	2,756
TCP Capital Corp.+	500	8,035

		72,260

Chemicals - 1.83%
Calgon Carbon Corp.*	650	12,597
Flotek Industries, Inc.*	600	15,642
Innophos Holdings, Inc.	250	13,772
Schulman (A.), Inc.	350	12,656
Senomyx, Inc.*+	475	3,895
Sensient Technologies Corp.	550	28,792
Trecora Resources*	300	3,714

		91,068

Commercial Banks - 5.71%
Access National Corp.	150	2,434
Ameris Bancorp	275	6,036
Bank of Kentucky Financial Corp. (The)	100	4,623
Bank of Marin Bancorp	50	2,294
Bank of the Ozarks, Inc.	880	27,738
BNC Bancorp	350	5,481
Bridge Capital Holdings*	200	4,548
Capital Bank Financial Corp., Class A*	325	7,761
Capital City Bank Group, Inc.	200	2,708
Centerstate Banks, Inc.	550	5,692
Customers Bancorp, Inc.*	284	5,101

22	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Eagle Bancorp, Inc.*	300	$ 9,546
Farmers Capital Bank Corp.*	100	2,253
First Business Financial Services, Inc.	50	2,195
First Citizens BancShares, Inc., Class A	95	20,580
First Horizon National Corp.	2,680	32,910
Iberiabank Corp.	400	25,004
Independent Bank Corp.	225	2,682
Independent Bank Group, Inc.	200	9,490
Intervest Bancshares Corp.	250	2,390
Macatawa Bank Corp.	400	1,920
Peapack Gladstone Financial Corp.	150	2,625
Pinnacle Financial Partners, Inc.	375	13,538
Preferred Bank*	150	3,378
PrivateBancorp, Inc.	875	26,171
Simmons First National Corp., Class A	200	7,704
Southside Bancshares, Inc.+	177	5,885
Southwest Bancorp, Inc.	200	3,280
United Bankshares, Inc.	775	23,971
United Community Banks, Inc.	600	9,876
Yadkin Financial Corp.*	200	3,632

		283,446

Commercial Services & Supplies - 1.82%
Kimball International, Inc., Class B	350	5,268
MSA Safety, Inc.	450	22,230
Multi-Color Corp.	200	9,096
Ritchie Bros Auctioneers, Inc.	1,200	26,868
Sykes Enterprises, Inc.*	475	9,490
Tetra Tech, Inc.	700	17,486

		90,438

Communications Equipment - 0.70%
Ituran Location & Control, Ltd.	250	5,287
Mitel Networks Corp.*	1,200	10,980
Polycom, Inc.*	1,525	18,735

		35,002

Computers & Peripherals - 3.02%
Diebold, Inc.	740	26,137

Industry Company	Shares	Value

Computers & Peripherals (continued)
Electronics for Imaging, Inc.*	525	$ 23,189
Lexmark International, Inc., Class A	690	29,325
Logitech International SA	2,050	26,281
Super Micro Computer, Inc.*	475	13,974
Synaptics, Inc.*	425	31,110

		150,016

Construction & Engineering - 0.26%
Argan, Inc.	150	5,007
Integrated Electrical Services, Inc.*	250	2,062
MYR Group, Inc.*	250	6,020

		13,089

Construction Materials - 0.23%
Headwaters, Inc.*	900	11,286

Distributors - 0.29%
Core-Mark Holding Co., Inc.	275	14,586

Diversified Consumer Services - 0.13%
Collectors Universe, Inc.	75	1,650
Liberty Tax, Inc.*+	150	4,845

		6,495

Diversified Telecommunication Services - 0.85%
Atlantic Tele-Network, Inc.	200	10,780
Consolidated Communications Holdings, Inc.+	425	10,646
Enventis Corp.	150	2,727
FairPoint Communications, Inc.*+	300	4,551
inContact, Inc.*	750	6,521
Premiere Global Services, Inc.*	600	7,182

		42,407

Electric Utilities - 1.26%
Cleco Corp.	680	32,742
El Paso Electric Co.	475	17,361
Empire District Electric Co. (The)	525	12,679

		62,782

Electrical Equipment - 0.51%
Enphase Energy, Inc.*	500	7,495
FuelCell Energy, Inc.*+	2,795	5,842
Hydrogenics Corp.*	100	1,683
Orbotech, Ltd.*	500	7,790

www.bridgeway.com	23

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
SL Industries, Inc.*	50	$ 2,441

		25,251

Electronic Equipment, Instruments & Components - 2.37%
Fabrinet*	450	6,570
Measurement Specialties, Inc.*	200	17,122
Mesa Laboratories, Inc.	50	2,889
Methode Electronics, Inc.	475	17,513
Park Electrochemical Corp.	250	5,888
Sanmina Corp.*	925	19,296
SuperCom, Ltd.*	150	1,852
Tech Data Corp.*	425	25,016
Vishay Intertechnology, Inc.	1,525	21,792

		117,938

Energy Equipment & Services - 2.40%
Basic Energy Services, Inc.*	500	10,845
C&J Energy Services, Inc.*	650	19,858
CARBO Ceramics, Inc.+	285	16,881
Exterran Holdings, Inc.	750	33,232
Matrix Service Co.*	300	7,236
North American Energy Partners, Inc.	400	2,576
Pioneer Energy Services Corp.*	750	10,515
RigNet, Inc.*	200	8,090
Tesco Corp.	500	9,925

		119,158

Food Products - 1.50%
Adecoagro SA*	1,450	12,760
Calavo Growers, Inc.	200	9,028
Lancaster Colony Corp.	330	28,142
Sanderson Farms, Inc.+	280	24,626

		74,556

Gas Utilities - 0.16%
Chesapeake Utilities Corp.	187	7,790

Health Care Equipment & Supplies - 3.41%
Abaxis, Inc.	250	12,677
Alere, Inc.*	950	36,841
AtriCure, Inc.*	350	5,152
CryoLife, Inc.	350	3,454
DexCom, Inc.*	875	34,991
Globus Medical, Inc., Class A*	1,050	20,654
Natus Medical, Inc.*	400	11,804
NuVasive, Inc.*	550	19,178
OraSure Technologies, Inc.*	700	5,054

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix International N.V.*	175	$ 5,418
Vascular Solutions, Inc.*	200	4,940
Zeltiq Aesthetics, Inc.*	405	9,165

		169,328

Health Care Providers & Services - 3.71%
Acadia Healthcare Co., Inc.*	695	33,707
Chemed Corp.+	215	22,124
Ensign Group, Inc. (The)	225	7,830
ExamWorks Group, Inc.*	450	14,738
Kindred Healthcare, Inc.	725	14,065
LifePoint Hospitals, Inc.*	500	34,595
Molina Healthcare, Inc.*	550	23,265
National Healthcare Corp.	140	7,771
PharMerica Corp.*	350	8,550
Select Medical Holdings Corp.	1,450	17,444

		184,089

Health Care Technology - 0.92%
Allscripts Healthcare Solutions, Inc.*	2,075	27,836
Computer Programs & Systems, Inc.	120	6,899
Omnicell, Inc.*	400	10,932

		45,667

Hotels, Restaurants & Leisure - 1.52%
Diamond Resorts International, Inc.*	825	18,777
Einstein Noah Restaurant Group, Inc.	200	4,032
Jack in the Box, Inc.	450	30,686
Marcus Corp. (The)	250	3,950
Papa John’s International, Inc.	450	17,996

		75,441

Household Durables - 0.95%
Cavco Industries, Inc.*	80	5,440
Helen of Troy, Ltd.*	325	17,069
KB Home+	1,050	15,687
Libbey, Inc.*	275	7,222
ZAGG, Inc.*	350	1,953

		47,371

Household Products - 0.72%
Central Garden and Pet Co.*	600	4,650

24	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Products (continued)
Harbinger Group, Inc.*	2,375	$31,160

		35,810

Insurance - 1.07%
Argo Group International Holdings, Ltd.	300	15,093
Federated National Holding Co.	150	4,214
Symetra Financial Corp.	1,300	30,329
United Insurance Holdings Corp.	250	3,750

		53,386

Internet & Catalog Retail - 0.28%
MakeMyTrip, Ltd.*	500	13,915

Internet Software & Services - 1.53%
comScore, Inc.*	400	14,564
Envestnet, Inc.*	400	18,000
GTT Communications, Inc.*	350	4,168
LogMeIn, Inc.*	300	13,821
Marchex, Inc., Class B	450	1,868
TechTarget, Inc.*	400	3,436
Unwired Planet, Inc.*	1,350	2,511
WebMD Health Corp.*	425	17,769

		76,137

IT Services - 1.37%
Blackhawk Network Holdings, Inc.*	575	18,630
Euronet Worldwide, Inc.*	580	27,718
InterXion Holding NV*	775	21,460

		67,808

Leisure Equipment & Products - 0.05%
Escalade, Inc.	200	2,412

Life Sciences Tools & Services - 1.76%
Affymetrix, Inc.*	900	7,182
Charles River Laboratories International, Inc.*	525	31,364
Enzo Biochem, Inc.*	650	3,348
ICON PLC*	730	41,778
NeoGenomics, Inc.*	700	3,647

		87,319

Machinery - 2.93%
American Railcar Industries, Inc.	250	18,480
ARC Group Worldwide, Inc.*	200	3,124

Industry Company	Shares	Value

Machinery (continued)
Astec Industries, Inc.	250	$ 9,118
Commercial Vehicle Group, Inc.*	450	2,781
EnPro Industries, Inc.*	280	16,948
Greenbrier Cos., Inc. (The)	310	22,748
Hurco Cos., Inc.	75	2,824
John Bean Technologies Corp.	350	9,846
Lindsay Corp.+	150	11,212
Lydall, Inc.*	200	5,402
Meritor, Inc.*	1,100	11,935
NN, Inc.	200	5,344
Tennant Co.	225	15,095
Wabash National Corp.*	790	10,523

		145,380

Marine - 0.82%
Costamare, Inc.+	825	18,117
Seaspan Corp.+	1,050	22,575

		40,692

Media - 1.74%
A.H. Belo Corp., Class A	250	2,667
Carmike Cinemas, Inc.*	250	7,745
Manchester United PLC, Class A*+	500	8,240
McClatchy Co. (The), Class A*+	750	2,520
MDC Partners, Inc., Class A	600	11,514
Media General, Inc.*	1,050	13,766
Regal Entertainment Group, Class A	1,545	30,715
Rentrak Corp.*	150	9,141

		86,308

Metals & Mining - 2.92%
AK Steel Holding Corp.*	1,455	11,655
Century Aluminum Co.*	1,050	27,268
Constellium NV, Class A*	1,175	28,917
HudBay Minerals, Inc.	2,700	23,112
Kaiser Aluminum Corp.	220	16,768
Stillwater Mining Co.*+	1,350	20,290
SunCoke Energy, Inc.*	750	16,838

		144,848

Multi-Utilities - 1.38%
Avista Corp.	725	22,134
Black Hills Corp.	525	25,137

www.bridgeway.com	25

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
NorthWestern Corp.	470	$ 21,319

		68,590

Oil, Gas & Consumable Fuels - 3.50%
Abraxas Petroleum Corp.*	1,175	6,204
Advantage Oil & Gas, Ltd.*	2,100	10,689
Callon Petroleum Co.*	500	4,405
Comstock Resources, Inc.	560	10,427
DHT Holdings, Inc.+	900	5,544
GasLog, Ltd.	900	19,809
Gastar Exploration, Inc.*	750	4,402
Green Plains, Inc.	450	16,826
Hallador Energy Co.	350	4,144
Jones Energy, Inc., Class A*	150	2,817
Nordic American Tankers, Ltd.+	1,100	8,745
Pacific Ethanol, Inc.*	300	4,188
Panhandle Oil & Gas, Inc., Class A	100	5,970
Pengrowth Energy Corp.	6,025	31,330
Penn Virginia Corp.*	800	10,168
REX American Resources Corp.*	100	7,288
Tsakos Energy Navigation, Ltd.	1,050	6,699
Vertex Energy, Inc.*	350	2,436
Warren Resources, Inc.*	900	4,770
Westmoreland Coal Co.*	190	7,108

		173,969

Paper & Forest Products - 0.98%
Boise Cascade Co.*	425	12,810
Clearwater Paper Corp.*	240	14,426
Neenah Paper, Inc.	200	10,696
PH Glatfelter Co.	500	10,975

		48,907

Personal Products - 0.13%
IGI Laboratories, Inc.*	700	6,524

Pharmaceuticals - 1.25%
Alcobra, Ltd.*	150	2,316
ANI Pharmaceuticals, Inc.*	150	4,242
BioDelivery Sciences
International, Inc.*+	600	10,254
DepoMed, Inc.*	575	8,734
Horizon Pharma PLC*+	900	11,052
Lannett Co., Inc.*	400	18,272
Pozen, Inc.	325	2,386
Supernus Pharmaceuticals, Inc.*	550	4,780

		62,036

Industry Company	Shares	Value

Professional Services - 1.57%
Heartland Express, Inc.	1,020	$ 24,439
Hill International, Inc.*	600	2,400
Huron Consulting Group, Inc.*	275	16,767
Mistras Group, Inc.*	350	7,140
Resources Connection, Inc.	450	6,273
VSE Corp.	70	3,431
WageWorks, Inc.*	390	17,757

		78,207

Real Estate Investment Trusts (REITs) - 14.27%
AG Mortgage Investment Trust, Inc.	350	6,230
American Assets Trust, Inc.	500	16,485
American Capital Mortgage Investment Corp.	625	11,762
American Residential Properties, Inc.*	400	7,336
AmREIT, Inc.	250	5,742
Anworth Mortgage Asset Corp.	1,500	7,185
Apollo Commercial Real Estate Finance, Inc.	550	8,640
Apollo Residential Mortgage, Inc.	400	6,172
Ashford Hospitality Trust, Inc.	1,100	11,242
Associated Estates Realty Corp.	700	12,257
Capstead Mortgage Corp.	1,150	14,076
Cedar Realty Trust, Inc.	1,000	5,900
CIM Commercial Trust Corp.	1,075	23,736
Colony Financial, Inc.	1,250	27,975
CYS Investments, Inc.	1,825	15,038
DuPont Fabros Technology, Inc.	725	19,604
Education Realty Trust, Inc.	1,550	15,934
FelCor Lodging Trust, Inc.	1,500	14,040
Five Oaks Investment Corp.	200	2,100
Geo Group, Inc. (The)	850	32,487
Gramercy Property Trust, Inc.+	1,450	8,352
Hatteras Financial Corp.	1,075	19,307
Healthcare Realty Trust, Inc.	1,075	25,456
Healthcare Trust of America, Inc.*	2,730	31,668
Hudson Pacific Properties, Inc.	800	19,728
Independence Realty Trust, Inc.	300	2,904

26	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Invesco Mortgage Capital, Inc.	1,375	$ 21,615
iStar Financial, Inc.*	950	12,825
LTC Properties, Inc.	375	13,834
Medical Properties Trust, Inc.	1,975	24,214
MFA Financial, Inc.	4,200	32,676
Monmouth Real Estate Investment Corp.	700	7,084
National Health Investors, Inc.	400	22,856
New York Mortgage Trust, Inc.	1,100	7,953
Owens Realty Mortgage, Inc.	150	2,138
Post Properties, Inc.	600	30,804
Redwood Trust, Inc.	1,000	16,580
Ryman Hospitality Properties, Inc.+	610	28,853
Sabra Health Care REIT, Inc.	575	13,984
Sovran Self Storage, Inc.	400	29,744
STAG Industrial, Inc.	650	13,462
Strategic Hotels & Resorts, Inc.*	2,800	32,620
Sun Communities, Inc.	450	22,725
Trade Street Residential, Inc.+	450	3,213

		708,536

Real Estate Management & Development - 1.01%
Consolidated-Tomoka Land Co.	75	3,680
FirstService Corp.	400	20,888
Kennedy-Wilson Holdings, Inc.	1,065	25,517

		50,085

Road & Rail - 2.93%
Celadon Group, Inc.	300	5,835
Con-way, Inc.	680	32,300
Knight Transportation, Inc.	925	25,336
Landstar System, Inc.	500	36,095
P.A.M. Transportation Services, Inc.*	100	3,625
Quality Distribution, Inc.*	350	4,473
Saia, Inc.*	300	14,868
USA Truck, Inc.*	150	2,630
Werner Enterprises, Inc.	800	20,160

		145,322

Industry Company	Shares	Value
Semiconductors & Semiconductor Equipment - 5.84%
Alpha & Omega Semiconductor, Ltd.*	300	$ 2,820
Ambarella, Inc.*+	350	15,284
ASM International NV	705	25,676
Brooks Automation, Inc.	750	7,882
Canadian Solar, Inc.*	625	22,356
Cavium, Inc.*	600	29,838
Cohu, Inc.	300	3,591
DSP Group, Inc.*	250	2,218
GT Advanced Technologies, Inc.*+	1,530	16,570
Integrated Silicon Solution, Inc.	365	5,015
M/A-COM Technology Solutions Holdings, Inc.*	500	10,920
Micrel, Inc.	700	8,421
MKS Instruments, Inc.	575	19,194
Nova Measuring Instruments, Ltd.*	350	3,780
NVE Corp.*	50	3,227
PMC - Sierra, Inc.*	2,350	17,531
Rambus, Inc.*	1,300	16,224
Silicon Laboratories, Inc.*	500	20,320
Spansion, Inc., Class A*	700	15,953
Tessera Technologies, Inc.	575	15,284
Tower Semiconductor, Ltd.*+	600	6,102
Veeco Instruments, Inc.*	450	15,728
Xcerra Corp.*	600	5,874

		289,808

Software - 3.37%
Descartes Systems Group, Inc. (The)*	900	12,429
Glu Mobile, Inc.*	1,150	5,946
Magic Software Enterprises, Ltd.+	550	3,812
Manhattan Associates, Inc.*	870	29,075
Monotype Imaging Holdings, Inc.	425	12,036
NetScout Systems, Inc.*	490	22,442
Rovi Corp.*	1,050	20,732
Take-Two Interactive Software, Inc.*	970	22,378
Verint Systems, Inc.*	690	38,371

		167,221

Specialty Retail - 0.72%
Abercrombie & Fitch Co., Class A	830	30,162

www.bridgeway.com	27

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Systemax, Inc.*	450	$ 5,612

		35,774

Textiles, Apparel & Luxury Goods - 1.92%
Crocs, Inc.*	925	11,636
Deckers Outdoor Corp.*	400	38,872
G-III Apparel Group, Ltd.*	250	20,715
Skechers U.S.A., Inc., Class A*	455	24,256

		95,479

Thrifts & Mortgage Finance - 1.40%
Beneficial Mutual Bancorp, Inc.*	900	11,502
EverBank Financial Corp.	1,375	24,282
Flagstar Bancorp, Inc.*	600	10,098
Heritage Financial Group, Inc.	100	2,019
Hingham Institution for Savings	30	2,446
Kearny Financial Corp.*	740	9,864
Meridian Bancorp, Inc.*	256	2,703
Meta Financial Group, Inc.	50	1,763
Waterstone Financial, Inc.	400	4,620

		69,297

Trading Companies & Distributors - 1.51%
Applied Industrial
Technologies, Inc.	500	22,825
GATX Corp.	530	30,936
General Finance Corp.*	250	2,218
H&E Equipment Services, Inc.	425	17,119
Willis Lease Finance Corp.*	100	2,052

		75,150

Water Utilities - 0.30%
American States Water Co.	450	13,689
Cadiz, Inc.*+	125	1,299

		14,988

Wireless Telecommunication Services - 0.07%
Spok Holdings, Inc.	250	3,252

TOTAL COMMON STOCKS - 99.78%		$4,955,661

(Cost $5,019,587)

Industry Company		Shares	Value
EXCHANGE TRADED FUND - 0.12%
iShares Russell 2000 ETF		55	$ 6,014

TOTAL EXCHANGE TRADED FUND - 0.12%			6,014

(Cost $6,079)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.01%
Dreyfus Cash Management Fund	0.03%	635	635

TOTAL MONEY MARKET FUND - 0.01%			635

(Cost $635)
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.59%
Dreyfus Cash Management Fund**	0.03%	426,832	426,832

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.59%			426,832

(Cost $426,832)

TOTAL INVESTMENTS - 108.50%			$5,389,142
(Cost $5,453,133)
Liabilities in Excess of Other Assets - (8.50%)			(422,413)

NET ASSETS - 100.00%			$4,966,729

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.
^	Rate disclosed as of September 30, 2014.
+	This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $408,530 at September 30, 2014.

PLC - Public Limited Company

28	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Momentum Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$4,955,661	$—	$—	$4,955,661
Exchange Traded Fund	6,014	—	—	6,014
Money Market Fund	—	635	—	635
Investments Purchased with Cash Proceeds From Securities Lending	—	426,832	—	426,832

TOTAL	$4,961,675	$427,467	$—	$5,389,142

See Notes to Schedule of Investments.

www.bridgeway.com	29

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.90%
Aerospace & Defense - 1.47%
Sparton Corp.*	18,900	$ 465,885

Airlines - 3.54%
Hawaiian Holdings, Inc.*	33,500	450,575
Republic Airways Holdings, Inc.*	17,700	196,647
Spirit Airlines, Inc.*	6,800	470,152

		1,117,374

Auto Components - 2.43%
Tenneco, Inc.*	7,300	381,863
Tower International, Inc.*	15,300	385,407

		767,270

Automobiles - 1.22%
Winnebago Industries, Inc.*	17,700	385,329

Biotechnology - 1.89%
Insys Therapeutics, Inc.*+	2,400	93,072
MiMedx Group, Inc.*+	11,400	81,282
PDL BioPharma, Inc.+	56,800	424,296

		598,650

Capital Markets - 2.74%
FXCM, Inc., Class A	30,000	475,500
GAMCO Investors, Inc., Class A	1,300	91,962
Greenhill & Co., Inc.	6,400	297,536

		864,998

Chemicals - 1.72%
Ferro Corp.*	37,500	543,375

Communications Equipment - 2.61%
ShoreTel, Inc.*	77,000	512,050
Ubiquiti Networks, Inc.*+	8,300	311,499

		823,549

Construction & Engineering - 1.38%
Primoris Services Corp.	16,300	437,492

Construction Materials - 1.43%
Headwaters, Inc.*	36,000	451,440

Containers & Packaging - 1.42%
Graphic Packaging Holding Co.*	36,200	449,966

Diversified Consumer Services - 2.37%
Grand Canyon Education, Inc.*	10,100	411,777
K12, Inc.*	21,200	338,352

		750,129

Industry Company	Shares	Value

Diversified Financial Services - 1.53%
MarketAxess Holdings, Inc.	7,800	$ 482,508

Diversified Telecommunication Services - 2.96%
FairPoint Communications, Inc.*+	29,700	450,549
General Communication, Inc., Class A*	44,400	484,404

		934,953

Electronic Equipment, Instruments & Components -1.96%
Benchmark Electronics, Inc.*	7,900	175,459
Methode Electronics, Inc.	12,000	442,440

		617,899

Energy Equipment & Services - 2.73%
Basic Energy Services, Inc.*	20,000	433,800
Matrix Service Co.*	17,800	429,336

		863,136

Food Products - 1.81%
Cal-Maine Foods, Inc.	5,500	491,315
Sanderson Farms, Inc.+	900	79,155

		570,470

Health Care Equipment & Supplies - 5.29%
ABIOMED, Inc.*	3,200	79,456
Cardiovascular Systems, Inc.*	3,000	70,890
Masimo Corp.*	20,200	429,856
Thoratec Corp.*	18,600	497,178
West Pharmaceutical Services, Inc.	11,600	519,216
Zeltiq Aesthetics, Inc.*	3,300	74,679

		1,671,275

Health Care Providers & Services - 11.78%
Acadia Healthcare Co., Inc.*	10,000	485,000
Addus HomeCare Corp.*	17,500	343,000
Air Methods Corp.*	7,600	422,180
Alliance HealthCare
Services, Inc.*	13,700	309,757
Amsurg Corp.*	8,500	425,425
Chemed Corp.+	4,900	504,210
HealthSouth Corp.	10,300	380,070
Providence Service Corp. (The)*	11,700	566,046
Skilled Healthcare Group, Inc., Class A*	43,400	286,440

		3,722,128

30	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure - 3.17%
Fiesta Restaurant Group, Inc.*	10,100	$501,768
Red Robin Gourmet Burgers, Inc.*	8,800	500,720

		1,002,488

Household Durables - 1.44%
Cavco Industries, Inc.*	6,700	455,600

Household Products - 1.63%
Spectrum Brands Holdings, Inc.	5,700	516,021

Internet & Catalog Retail - 1.13%
Overstock.com, Inc.*+	16,200	273,132
Shutterfly, Inc.*	1,700	82,858

		355,990

Internet Software & Services - 5.00%
Constant Contact, Inc.*	14,800	401,672
Envestnet, Inc.*	2,300	103,500
Move, Inc.*	32,900	689,584
Shutterstock, Inc.*+	5,400	385,452

		1,580,208

IT Services - 6.23%
iGATE Corp.*	13,700	503,064
Lionbridge Technologies, Inc.*	112,300	505,350
MAXIMUS, Inc.	11,700	469,521
Syntel, Inc.*	5,600	492,464

		1,970,399

Leisure Equipment & Products - 0.65%
Smith & Wesson Holding Corp.*+	21,900	206,736

Life Sciences Tools & Services - 1.58%
PAREXEL International Corp.*	7,900	498,411

Machinery - 6.07%
Greenbrier Cos., Inc. (The)+	6,600	484,308
Mueller Water Products, Inc., Class A	58,000	480,240
Rexnord Corp.*	17,300	492,185
Xerium Technologies, Inc.*	31,600	461,676

		1,918,409

Industry Company	Shares	Value

Media - 1.41%
Loral Space & Communications, Inc.*	1,300	$ 93,353
Sinclair Broadcast Group, Inc., Class A+	13,500	352,215

		445,568

Oil, Gas & Consumable Fuels - 0.67%
Midstates Petroleum Co., Inc.*+	41,800	211,090

Personal Products - 1.51%
USANA Health Sciences, Inc.*+	6,500	478,790

Pharmaceuticals - 0.26%
DepoMed, Inc.*	5,400	82,026

Professional Services - 1.76%
Insperity, Inc.	2,400	65,616
Kforce, Inc.	4,600	90,022
TrueBlue, Inc.*	15,900	401,634

		557,272

Real Estate Investment Trusts (REITs) - 0.43%
Saul Centers, Inc.	2,900	135,546

Real Estate Management & Development - 1.42%
Kennedy-Wilson Holdings, Inc.	18,700	448,052

Road & Rail - 1.40%
Saia, Inc.*	8,950	443,562

Software - 7.42%
Aspen Technology, Inc.*	8,900	335,708
Fair Isaac Corp.	7,400	407,740
Interactive Intelligence Group, Inc.*	1,300	54,340
Manhattan Associates, Inc.*	13,500	451,170
Pegasystems, Inc.	5,200	99,372
Take-Two Interactive Software, Inc.*	20,800	479,856
VASCO Data Security International, Inc.*	27,600	518,328

		2,346,514

Specialty Retail - 2.01%
Lithia Motors, Inc., Class A	6,000	454,140
Pier 1 Imports, Inc.	4,200	49,938

www.bridgeway.com	31

Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Sears Hometown & Outlet Stores, Inc.*+		8,500	$ 131,750
			635,828

Textiles, Apparel & Luxury Goods - 1.39%
G-III Apparel Group, Ltd.*		5,300	439,158

Thrifts & Mortgage Finance - 0.46%
BofI Holding, Inc.*		2,000	145,420

Wireless Telecommunication Services - 0.58%
NTELOS Holdings Corp.+		17,300	184,072

TOTAL COMMON STOCKS - 99.90%			31,574,986

(Cost $29,391,426)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.12%
Dreyfus Cash Management Fund	0.03%	37,615	37,615

TOTAL MONEY MARKET FUND - 0.12%			37,615

(Cost $37,615)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.29%
Dreyfus Cash Management Fund**	0.03%	4,517,106	4,517,106

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.29%			4,517,106

(Cost $4,517,106)

TOTAL INVESTMENTS - 114.31%			$36,129,707
(Cost $33,946,147)
Liabilities in Excess of Other Assets - (14.31%)			(4,522,941)

NET ASSETS - 100.00%			$31,606,766

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.

^      Rate disclosed as of September 30, 2014.

+     This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $4,125,223 at September 30, 2014.

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$31,574,986	$ —	$ —	$31,574,986
Money Market Fund	—	37,615	—	37,615
Investments Purchased with Cash Proceeds From Securities Lending	—	4,517,106	—	4,517,106

TOTAL	$31,574,986	$4,554,721	$ —	$36,129,707

See Notes to Schedule of Investments.

32	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.46%
Aerospace & Defense - 1.90%
Curtiss-Wright Corp.	12,900	$ 850,368
Engility Holdings, Inc.*	19,300	601,581

		1,451,949

Airlines - 4.45%
Hawaiian Holdings, Inc.*+	122,000	1,640,900
JetBlue Airways Corp.*	67,400	715,788
Republic Airways Holdings, Inc.*	93,200	1,035,452

		3,392,140

Biotechnology - 0.92%
PDL BioPharma, Inc.+	94,400	705,168

Capital Markets - 0.83%
Calamos Asset Management, Inc., Class A	56,500	636,755

Commercial Banks - 13.43%
Community Bank System, Inc.	30,500	1,024,495
First Interstate BancSystem, Inc.	32,700	868,839
International Bancshares Corp.	33,300	821,344
OFG Bancorp	45,800	686,084
Pinnacle Financial Partners, Inc.	25,100	906,110
PrivateBancorp, Inc.	31,000	927,210
UMB Financial Corp.	12,500	681,875
United Bankshares, Inc.	28,700	887,691
United Community Banks, Inc.	51,200	842,752
Webster Financial Corp.	29,800	868,372
Westamerica Bancorp.	16,100	748,972
Wintrust Financial Corp.	21,900	978,273

		10,242,017

Commercial Services & Supplies - 1.23%
ACCO Brands Corp.*	135,600	935,640

Communications Equipment - 0.93%
ShoreTel, Inc.*	106,600	708,890

Consumer Finance - 2.14%
Cash America International, Inc.	22,200	972,360
Nelnet, Inc., Class A	15,400	663,586

		1,635,946

Industry Company	Shares	Value

Diversified Consumer Services - 1.39%
Matthews International Corp., Class A	24,100	$ 1,057,749

Diversified Financial Services - 1.15%
PHH Corp.*	39,300	878,748

Diversified Telecommunication Services - 2.01%
Cincinnati Bell, Inc.*	241,100	812,507
FairPoint Communications, Inc.*+	47,300	717,541

		1,530,048

Electronic Equipment, Instruments & Components - 4.40%
Insight Enterprises, Inc.*	30,000	678,900
Sanmina Corp.*	58,700	1,224,482
ScanSource, Inc.*	22,100	764,439
TTM Technologies, Inc.*	101,500	691,215

		3,359,036

Energy Equipment & Services - 1.85%
Pioneer Energy Services Corp.*	100,500	1,409,010

Food & Staples Retailing - 3.44%
Andersons, Inc. (The)	18,300	1,150,704
Pantry, Inc. (The)*	38,700	782,901
SpartanNash Co.	35,500	690,475

		2,624,080

Food Products - 2.35%
Chiquita Brands International, Inc.*	70,800	1,005,360
Fresh Del Monte Produce, Inc.	24,800	791,120

		1,796,480

Gas Utilities - 1.04%
New Jersey Resources Corp.	15,700	793,007

Health Care Equipment & Supplies - 1.02%
Greatbatch, Inc.*	18,200	775,502

Health Care Providers & Services - 4.17%
Addus HomeCare Corp.*	35,400	693,840
Alliance HealthCare Services, Inc.*	30,100	680,562
Kindred Healthcare, Inc.	41,700	808,980
Magellan Health, Inc.*	18,200	996,086

		3,179,468

www.bridgeway.com	33

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Household Products - 1.41%
Harbinger Group, Inc.*	81,800	$ 1,073,216

Insurance - 10.28%
CNO Financial Group, Inc.	54,400	922,624
FBL Financial Group, Inc., Class A	12,000	536,400
First American Financial Corp.	32,500	881,400
Horace Mann Educators Corp.	28,100	801,131
Maiden Holdings, Ltd.	67,500	747,900
OneBeacon Insurance Group, Ltd., Class A	60,220	927,990
Platinum Underwriters Holdings, Ltd.	17,200	1,046,964
RLI Corp.	20,600	891,774
Symetra Financial Corp.	46,500	1,084,845

		7,841,028

Internet Software & Services - 0.59%
EarthLink Holdings Corp.	132,000	451,440

IT Services - 1.32%
Unisys Corp.*	42,900	1,004,289

Machinery - 3.81%
Greenbrier Cos., Inc. (The)	10,500	770,490
Lydall, Inc.*	31,000	837,310
Meritor, Inc.*	66,400	720,440
Titan International, Inc.+	49,200	581,544

		2,909,784

Media - 0.81%
Cumulus Media, Inc., Class A*	154,000	620,620

Metals & Mining - 2.97%
Century Aluminum Co.*	34,800	903,756
Kaiser Aluminum Corp.+	12,200	929,884
Noranda Aluminum Holding Corp.	95,500	431,660

		2,265,300

Multi-Utilities - 1.01%
Black Hills Corp.	16,100	770,868

Oil, Gas & Consumable Fuels - 8.39%
Alon USA Energy, Inc.+	48,600	697,896
Energy XXI Bermuda, Ltd.	31,100	352,985
Green Plains, Inc.+	49,900	1,865,761

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol, Inc.*	36,800	$ 513,728
Renewable Energy Group, Inc.*	77,000	781,550
REX American Resources Corp.*	15,800	1,151,504
Stone Energy Corp.*	32,966	1,033,814

		6,397,238

Real Estate Investment Trusts (REITs) - 5.13%
Education Realty Trust, Inc.	78,700	809,036
EPR Properties	15,700	795,676
FelCor Lodging Trust, Inc.	81,000	758,160
Government Properties Income Trust	34,300	751,513
Hudson Pacific Properties, Inc.	32,300	796,518

		3,910,903

Road & Rail - 1.06%
Werner Enterprises, Inc.	32,000	806,400

Semiconductors & Semiconductor Equipment - 1.63%
Amkor Technology, Inc.*	148,000	1,244,680

Software - 2.16%
Mentor Graphics Corp.	35,000	717,325
Take-Two Interactive Software, Inc.*	40,300	929,721

		1,647,046

Specialty Retail - 3.13%
Brown Shoe Co., Inc.	51,500	1,397,195
hhgregg, Inc.*	45,100	284,581
Outerwall, Inc.*+	12,600	706,860

		2,388,636

Textiles, Apparel & Luxury Goods - 1.28%
Skechers U.S.A., Inc., Class A*	18,300	975,573

Thrifts & Mortgage Finance - 6.31%
Capitol Federal Financial, Inc.	71,900	849,858
EverBank Financial Corp.	53,400	943,044
Flagstar Bancorp, Inc.*+	48,900	822,987
Home Loan Servicing Solutions, Ltd.	42,400	898,456
Northwest Bancshares, Inc.	74,600	902,660

34	Quarterly Report | September 30, 2014 (Unaudited)

Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
United Financial Bancorp, Inc.	31,500	$ 399,735

		4,816,740

Water Utilities - 0.52%
California Water Service Group	17,800	399,432

TOTAL COMMON STOCKS - 100.46%		76,634,826

(Cost $72,430,627)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.66%
Dreyfus Cash Management Fund**	0.03%	5,084,572	5,084,572

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.66%			5,084,572

(Cost $5,084,572)

Total Investments - 107.12%			$81,719,398
(Cost $77,515,199)
Liabilities in Excess of Other Assets - (7.12%)			(5,435,082)

NET ASSETS - 100.00%			$76,284,316

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.

^      Rate disclosed as of September 30, 2014.

+     This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $4,750,796 at September 30, 2014.

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,634,826	$ —	$ —	$ 76,634,826
Investments Purchased with Cash Proceeds From Securities Lending	—	5,084,572	—	5,084,572

TOTAL	$76,634,826	$ 5,084,572	$ —	$81,719,398

See Notes to Schedule of Investments

www.bridgeway.com	35

Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 98.94%
Aerospace & Defense - 1.92%
Honeywell International, Inc.	5,900	$ 549,408
Lockheed Martin Corp.	3,200	584,896

		1,134,304

Airlines - 5.83%
Delta Air Lines, Inc.	26,600	961,590
Southwest Airlines Co.	39,700	1,340,669
United Continental Holdings, Inc.*	24,400	1,141,676

		3,443,935

Auto Components - 2.70%
Delphi Automotive PLC	8,400	515,256
Goodyear Tire & Rubber Co. (The)	22,500	508,162
Lear Corp.	6,600	570,306

		1,593,724

Automobiles - 0.81%
Ford Motor Co.	32,400	479,196

Beverages - 2.09%
Constellation Brands, Inc., Class A*	6,700	583,972
PepsiCo, Inc.	7,000	651,630

		1,235,602

Biotechnology - 5.19%
Alexion Pharmaceuticals, Inc,*	3,600	596,952
Alkermes PLC*	13,500	578,745
Incyte Corp. Ltd*	11,300	554,265
Regeneron Pharmaceuticals, Inc.*	3,700	1,333,924

		3,063,886

Chemicals - 3.07%
Dow Chemical Co. (The)	11,400	597,816
LyondellBasell Industries NV, Class A	5,600	608,496
Praxair, Inc.	4,700	606,300

		1,812,612

Commercial Services & Supplies - 0.99%
Cintas Corp.	8,300	585,897

Communications Equipment - 2.00%
F5 Networks, Inc.*	5,100	605,574
Juniper Networks, Inc.	26,100	578,115

		1,183,689

Industry Company	Shares	Value

Computers & Peripherals - 4.12%
Apple, Inc.	17,500	$ 1,763,125
Hewlett-Packard Co.	18,900	670,383

		2,433,508

Consumer Finance - 1.23%
Discover Financial Services	11,300	727,607

Containers & Packaging - 0.83%
Packaging Corp. of America	7,700	491,414

Diversified Financial Services - 1.04%
McGraw Hill Financial, Inc.	7,300	616,485

Diversified Telecommunication Services - 2.81%
Level 3 Communications, Inc.*+	24,700	1,129,531
Verizon Communications, Inc.	10,600	529,894

		1,659,425

Electric Utilities - 0.84%
Exelon Corp.	14,600	497,714

Electronic Equipment, Instruments & Components - 1.01%
Amphenol Corp., Class A	6,000	599,160

Energy Equipment & Services - 0.80%
Baker Hughes, Inc.	7,300	474,938

Food & Staples Retailing - 3.10%
Costco Wholesale Corp.	4,700	589,004
Kroger Co. (The)	12,800	665,600
Walgreen Co.	9,700	574,919

		1,829,523

Food Products - 2.00%
Hershey Co. (The)	5,700	543,951
Keurig Green Mountain, Inc.	4,900	637,637

		1,181,588

Gas Utilities - 0.97%
ONEOK, Inc.	8,700	570,285

Health Care Equipment & Supplies - 1.11%
Cooper Companies, Inc. (The)	4,200	654,150

Health Care Providers & Services - 3.08%
DaVita HealthCare Partners, Inc.*	8,500	621,690
HCA Holdings, Inc.*	17,000	1,198,840

		1,820,530

36	Quarterly Report | September 30, 2014 (Unaudited)

Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure - 3.00%
Chipotle Mexican Grill, Inc.*	1,000	$ 666,590
Marriott International, Inc., Class A	8,700	608,130
Starbucks Corp.	6,600	498,036

		1,772,756

Household Durables - 0.91%
Harman International Industries, Inc.	5,500	539,220

Industrial Conglomerates - 0.93%
Danaher Corp.	7,200	547,056

Insurance - 1.67%
Arch Capital Group, Ltd.*	8,500	465,120
Prudential Financial, Inc.	5,900	518,846

		983,966

Internet & Catalog Retail - 0.98%
Priceline Group, Inc. (The)*	500	579,290

Internet Software & Services - 1.20%
LinkedIn Corp., Class A*	3,400	706,486

IT Services - 7.89%
Accenture PLC, Class A	7,100	577,372
Automatic Data Processing, Inc.	7,000	581,560
Cognizant Technology Solutions Corp., Class A*	11,800	528,286
Computer Sciences Corp.	9,900	605,385
Fiserv, Inc.*	10,000	646,350
International Business Machines Corp.	2,800	531,524
Paychex, Inc.	14,300	632,060
Visa, Inc., Class A	2,600	554,762

		4,657,299

Leisure Equipment & Products - 1.12%
Polaris Industries, Inc.	4,400	659,076

Life Sciences Tools & Services - 2.38%
Illumina, Inc.*	5,500	901,560
Waters Corp.*	5,100	505,512

		1,407,072

Machinery - 2.18%
Snap-on, Inc.	5,700	690,156
Trinity Industries, Inc.	12,800	598,016

		1,288,172

Media - 3.25%
Comcast Corp., Class A	12,500	672,250

Industry Company	Shares	Value

Media (continued)
DIRECTV*	7,300	$ 631,596
Twenty-First Century Fox, Inc., Class A	17,900	613,791

		1,917,637

Multiline Retail - 1.01%
Macy’s, Inc.	10,200	593,436

Oil, Gas & Consumable Fuels - 3.47%
Marathon Petroleum Corp.	6,300	533,421
Noble Energy, Inc.	8,800	601,568
Southwestern Energy Co.*	11,800	412,410
Valero Energy Corp.	10,800	499,716

		2,047,115

Personal Products - 0.91%
Herbalife, Ltd.+	7,800	341,250
Nu Skin Enterprises, Inc., Class A	4,400	198,132

		539,382

Pharmaceuticals - 1.18%
Actavis PLC*	2,900	699,712

Real Estate Investment Trusts (REITs) - 1.00%
Federal Realty Investment Trust	5,000	592,300

Road & Rail - 2.18%
Avis Budget Group, Inc.*	10,000	548,900
Union Pacific Corp.	6,800	737,256

		1,286,156

Semiconductors & Semiconductor Equipment - 7.19%
Freescale Semiconductor Ltd*	28,200	550,746
Intel Corp.	17,200	598,904
Microchip Technology, Inc.+	11,800	557,314
Micron Technology, Inc.*	34,900	1,195,674
QUALCOMM, Inc.	6,700	500,959
Skyworks Solutions, Inc.	14,500	841,725

		4,245,322

Software - 4.47%
Electronic Arts, Inc.*	21,200	754,932
Intuit, Inc.	7,200	631,080
Microsoft Corp.	14,900	690,764
Oracle Corp.	14,700	562,716

		2,639,492

Specialty Retail - 1.91%
Best Buy Co., Inc.	15,900	534,081

www.bridgeway.com	37

Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Foot Locker, Inc.	10,700	$ 595,455

		1,129,536

Textiles, Apparel & Luxury Goods - 1.25%
Under Armour, Inc.*	10,700	739,370

Trading Companies & Distributors - 1.32%
United Rentals, Inc.*	7,000	777,700

TOTAL COMMON STOCKS - 98.94%		58,436,723

(Cost $47,570,410)

	Rate^	Shares	Value

MONEY MARKET FUND - 2.08%
Dreyfus Cash Management Fund	0.03%	1,226,063	1,226,063

TOTAL MONEY MARKET FUND - 2.08%			1,226,063

(Cost $1,226,063)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.43%
Dreyfus Cash Management Fund**	0.03%	2,026,756	2,026,756

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.43%			2,026,756

(Cost $2,026,756)

TOTAL INVESTMENTS - 104.45%			$61,689,542
(Cost $50,823,229)
Liabilities in Excess of Other Assets - (4.45%)			(2,628,855)

NET ASSETS - 100.00%			$59,060,687

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.

^      Rate disclosed as of September 30, 2014.

+     This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $1,980,865 at September 30, 2014.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$58,436,723	$—	$—	$58,436,723
Money Market Fund	—	1,226,063	—	1,226,063
Investments Purchased with Cash Proceeds From Securities Lending	—	2,026,756	—	2,026,756

TOTAL	$58,436,723	$3,252,819	$—	$61,689,542

See Notes to Schedule of Investments.

38	Quarterly Report | September 30, 2014 (Unaudited)

Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.90%
Aerospace & Defense - 2.65%
United Technologies Corp.	145,880	$ 15,404,928

Air Freight & Logistics - 2.61%
United Parcel Service, Inc., Class B	154,663	15,201,826

Beverages - 5.29%
Coca-Cola Co. (The)	360,114	15,362,463
PepsiCo, Inc.	165,405	15,397,551

		30,760,014

Biotechnology - 3.61%
Gilead Sciences, Inc.*	197,400	21,013,230

Commercial Banks - 2.60%
Wells Fargo & Co.	291,259	15,107,604

Communications Equipment - 2.64%
Cisco Systems, Inc.	610,808	15,374,037

Computers & Peripherals - 3.85%
Apple, Inc.	222,050	22,371,538

Diversified Financial Services - 8.16%
Bank of America Corp.	961,708	16,397,121
Berkshire Hathaway, Inc., Class B*	113,150	15,630,541
JPMorgan Chase & Co.	255,395	15,384,995

		47,412,657

Diversified Telecommunication Services - 5.29%
AT&T, Inc.	432,525	15,242,181
Verizon Communications, Inc.	310,189	15,506,348

		30,748,529

Energy Equipment & Services - 3.14%
Schlumberger, Ltd.	179,300	18,233,017

Food & Staples Retailing - 5.78%
CVS Health Corp.	227,200	18,082,848
Wal-Mart Stores, Inc.	203,219	15,540,157

		33,623,005

Hotels, Restaurants & Leisure - 2.60%
McDonald’s Corp.	159,300	15,103,233

Household Products - 2.65%
Procter & Gamble Co. (The)	183,626	15,376,841

Industrial Conglomerates - 5.42%
3M Co.	114,850	16,271,948

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	593,643	$ 15,209,134

		31,481,082

Internet & Catalog Retail - 2.64%
Amazon.com, Inc.*	47,600	15,348,144

Internet Software & Services - 2.92%
Google, Inc., Class A*	14,570	8,573,134
Google, Inc., Class C*	14,570	8,412,135

		16,985,269

IT Services - 5.72%
International Business Machines Corp.	81,267	15,426,915
Visa, Inc., Class A	83,650	17,848,401

		33,275,316

Media - 5.26%
Comcast Corp., Class A	282,400	15,187,472
Walt Disney Co. (The)	172,800	15,384,384

		30,571,856

Oil, Gas & Consumable Fuels - 7.83%
Chevron Corp.	126,795	15,129,179
ConocoPhillips	197,935	15,145,986
Exxon Mobil Corp.	161,987	15,234,877

		45,510,042

Pharmaceuticals - 7.89%
Johnson & Johnson	144,952	15,450,434
Merck & Co., Inc.	258,535	15,325,955
Pfizer, Inc.	511,344	15,120,442

		45,896,831

Semiconductors & Semiconductor Equipment - 5.81%
Intel Corp.	537,543	18,717,247
QUALCOMM, Inc.	201,800	15,088,586

		33,805,833

Software - 5.54%
Microsoft Corp.	362,745	16,816,858
Oracle Corp.	402,113	15,392,886

		32,209,744

TOTAL COMMON STOCKS - 99.90%		580,814,576

(Cost $396,108,483)

www.bridgeway.com	39

Blue Chip 35 Index Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.00%
Dreyfus Cash Management Fund	0.03%	4,876	$4,876

TOTAL MONEY MARKET FUND - 0.00%			4,876

(Cost $4,876)

TOTAL INVESTMENTS - 99.90%			$580,819,452
(Cost $396,113,359)
Other Assets in Excess of Liabilities - 0.10%			569,048

NET ASSETS - 100.00%			$581,388,500

* Non-income producing security. ^ Rate disclosed as of September 30, 2014.

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$580,814,576	$—	$ —	$580,814,576
Money Market Fund	—	4,876	—	4,876

TOTAL	$580,814,576	$4,876	$ —	$580,819,452

See Notes to Schedule of Investments.

40	Quarterly Report | September 30, 2014 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 53.22%
Aerospace & Defense - 1.29%
Honeywell International, Inc.	1,100	$ 102,432
Lockheed Martin Corp.#	1,170	213,853
Northrop Grumman Corp.#	400	52,704
Raytheon Co.	1,100	111,782
United Technologies Corp.#	1,240	130,944

		611,715

Air Freight & Logistics - 0.27%
FedEx Corp.	800	129,160

Auto Components - 0.25%
Delphi Automotive PLC#	1,300	79,742
Johnson Controls, Inc.#	900	39,600

		119,342

Automobiles - 0.10%
Ford Motor Co.	3,200	47,328

Beverages - 1.49%
Brown-Forman Corp., Class B	4,425	399,223
Constellation Brands, Inc., Class A*#	1,700	148,172
PepsiCo, Inc.	1,700	158,253

		705,648

Biotechnology - 1.84%
Alexion Pharmaceuticals, Inc,*	300	49,746
Amgen, Inc.	900	126,414
Biogen Idec, Inc.*#	900	297,729
Celgene Corp.*#	1,600	151,648
Gilead Sciences, Inc.*#	2,300	244,835

		870,372

Capital Markets - 1.98%
Ameriprise Financial, Inc.	680	83,898
BlackRock, Inc.	200	65,664
Charles Schwab Corp. (The)#	7,100	208,669
E*TRADE Financial Corp.*#	14,500	327,555
Goldman Sachs Group, Inc. (The)#	700	128,499
Morgan Stanley	800	27,656
State Street Corp.#	1,300	95,693

		937,634

Chemicals - 1.55%
Dow Chemical Co. (The)	2,000	104,880
LyondellBasell Industries NV, Class A	600	65,196

Industry Company	Shares	Value

Chemicals (continued)
Monsanto Co.	900	$ 101,259
PPG Industries, Inc.	400	78,696
Praxair, Inc.#	1,200	154,800
Sherwin-Williams Co. (The)#	600	131,394
Sigma-Aldrich Corp.	700	95,207

		731,432

Commercial Banks - 1.42%
BB&T Corp.	1,000	37,210
Comerica, Inc.	1,100	54,846
KeyCorp	3,700	49,321
PNC Financial Services Group, Inc. (The)#	2,100	179,718
U.S. Bancorp	2,200	92,026
Wells Fargo & Co.#	4,971	257,846

		670,967

Commercial Services & Supplies - 0.65%
Tyco International, Ltd.#	4,400	196,108
Waste Management, Inc.	2,300	109,319

		305,427

Communications Equipment - 0.65%
Cisco Systems, Inc.#	11,600	291,972
Juniper Networks, Inc.	700	15,505

		307,477

Computers & Peripherals - 1.94%
Apple, Inc.#	4,200	423,150
EMC Corp.	5,600	163,856
Hewlett-Packard Co.#	5,800	205,726
SanDisk Corp.#	1,300	127,335

		920,067

Consumer Finance - 0.59%
American Express Co.	1,300	113,802
Capital One Financial Corp.	2,000	163,240

		277,042

Containers & Packaging - 0.05%
Ball Corp.	400	25,308

Diversified Financial Services - 1.91%
Bank of America Corp.#	10,800	184,140
Berkshire Hathaway, Inc., Class B*#	1,200	165,768
Citigroup, Inc.	3,310	171,524
JPMorgan Chase & Co.#	4,400	265,056
McGraw Hill Financial, Inc.#	1,400	118,230

		904,718

www.bridgeway.com	41

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services - 1.15%
AT&T, Inc.#	3,500	$ 123,340
CenturyLink, Inc.	4,300	175,827
Frontier Communications Corp.	6,472	42,133
Verizon Communications, Inc.#	4,100	204,959

		546,259

Electric Utilities - 0.64%
American Electric Power Co., Inc.	1,900	99,199
Duke Energy Corp.	783	58,545
Exelon Corp.#	4,300	146,587

		304,331

Electrical Equipment - 0.33%
Eaton Corp. PLC	1,000	63,370
Emerson Electric Co.#	1,500	93,870

		157,240

Energy Equipment & Services - 1.00%
Baker Hughes, Inc.#	3,100	201,686
Halliburton Co.	1,700	109,667
Helmerich & Payne, Inc.	1,000	97,870
National Oilwell Varco, Inc.#	800	60,880
Seventy Seven Energy, Inc.*	150	3,561

		473,664

Food & Staples Retailing - 1.13%
CVS Health Corp.#	2,500	198,975
Kroger Co. (The)#	4,000	208,000
Wal-Mart Stores, Inc.	1,700	129,999

		536,974

Food Products - 1.55%
Archer-Daniels-Midland Co.	1,000	51,100
General Mills, Inc.#	1,400	70,630
JM Smucker Co. (The)#	1,400	138,586
Mead Johnson Nutrition Co.#	1,016	97,760
Tyson Foods, Inc., Class A#	9,500	374,015

		732,091

Health Care Equipment & Supplies - 1.68%
Abbott Laboratories#	1,300	54,067
Baxter International, Inc.#	1,300	93,301
Becton Dickinson & Co.#	920	104,705
C.R. Bard, Inc.#	3,100	442,401

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	1,260	$ 101,745

		796,219

Health Care Providers & Services - 0.84%
Express Scripts Holding Co.*#	2,634	186,039
Laboratory Corp. of America Holdings*	300	30,525
UnitedHealth Group, Inc.#	2,100	181,125

		397,689

Hotels, Restaurants & Leisure - 0.88%
McDonald’s Corp.	900	85,329
Starbucks Corp.	1,500	113,190
Wynn Resorts, Ltd.	500	93,540
Yum! Brands, Inc.#	1,700	122,366

		414,425

Household Products - 0.90%
Colgate-Palmolive Co.#	2,200	143,484
Kimberly-Clark Corp.#	1,000	107,570
Procter & Gamble Co. (The)	2,100	175,854

		426,908

Independent Power Producers & Energy Traders - 0.20%
AES Corp.#	6,800	96,424

Industrial Conglomerates - 0.89%
3M Co.#	1,000	141,680
Danaher Corp.	1,300	98,774
General Electric Co.	7,100	181,902

		422,356

Insurance - 1.36%
Aon PLC#	1,700	149,039
Chubb Corp. (The)#	1,100	100,188
Progressive Corp. (The)	820	20,730
Travelers Cos., Inc. (The)#	4,000	375,760

		645,717

Internet & Catalog Retail - 0.59%
Amazon.com, Inc.*#	500	161,220
Priceline Group, Inc. (The)*	100	115,858

		277,078

Internet Software & Services - 1.26%
eBay, Inc.*	1,300	73,619
Facebook, Inc., Class A*#	2,800	221,312

42	Quarterly Report | September 30, 2014 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Google, Inc., Class A*	260	$152,987
Google, Inc., Class C*	260	150,114

		598,032

IT Services - 1.54%
Cognizant Technology Solutions Corp., Class A*#	4,100	183,557
International Business Machines Corp.#	1,200	227,796
Teradata Corp.*	400	16,768
Visa, Inc., Class A	1,300	277,381
Western Union Co. (The)	1,500	24,060

		729,562

Leisure Equipment & Products - 0.17%
Hasbro, Inc.#	1,500	82,492

Life Sciences Tools & Services - 0.18%
Thermo Fisher Scientific, Inc.	700	85,190

Machinery - 1.36%
Deere & Co.	2,700	221,373
Ingersoll-Rand PLC#	7,500	422,700

		644,073

Media - 1.63%
Comcast Corp., Class A#	2,250	121,005
News Corp., Class A*	2,300	37,605
Omnicom Group, Inc.#	1,000	68,860
Scripps Networks Interactive, Inc., Class A	1,200	93,708
Time Warner, Inc.#	1,333	100,255
Time, Inc.*	166	3,889
Twenty-First Century Fox, Inc., Class A#	3,300	113,157
Viacom, Inc., Class B	500	38,470
Walt Disney Co. (The)#	2,200	195,866

		772,815

Multiline Retail - 0.33%
Big Lots, Inc.	500	21,525
Dollar General Corp.*#	2,200	134,442

		155,967

Multi-Utilities - 0.57%
Dominion Resources, Inc.	1,920	132,653
Public Service Enterprise Group, Inc.	800	29,792
Sempra Energy#	1,000	105,380

		267,825

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels - 6.15%
Anadarko Petroleum Corp.#	1,000	$ 101,440
Apache Corp.	500	46,935
Chesapeake Energy Corp.	2,100	48,279
Chevron Corp.	2,078	247,947
ConocoPhillips	887	67,873
EOG Resources, Inc.#	1,000	99,020
Exxon Mobil Corp.#	4,000	376,200
Kinder Morgan, Inc.	1,600	61,344
Marathon Petroleum Corp.#	6,700	567,289
Occidental Petroleum Corp.#	1,200	115,380
Phillips 66#	5,193	422,243
Southwestern Energy Co.*#	4,000	139,800
Valero Energy Corp.#	11,600	536,732
Williams Cos., Inc. (The)#	1,500	83,025

		2,913,507

Paper & Forest Products - 0.15%
International Paper Co.#	1,500	71,610

Pharmaceuticals - 2.95%
AbbVie, Inc.#	2,100	121,296
Actavis PLC*#	700	168,896
Allergan, Inc.	1,200	213,828
Bristol-Myers Squibb Co.	2,279	116,639
Johnson & Johnson#	2,500	266,475
Merck & Co., Inc.	2,800	165,984
Pfizer, Inc.#	11,600	343,012

		1,396,130

Professional Services - 0.21%
Nielsen NV	2,200	97,526

Real Estate Investment Trusts (REITs) - 0.66%
American Tower Corp.#	1,200	112,356
Public Storage	900	149,256
Simon Property Group, Inc.	300	49,326

		310,938

Road & Rail - 0.46%
Union Pacific Corp.#	2,000	216,840

Semiconductors & Semiconductor Equipment - 2.47%
Applied Materials, Inc.#	8,200	177,202
Broadcom Corp., Class A#	1,400	56,588
Intel Corp.#	3,300	114,906
Micron Technology, Inc.*#	18,000	616,680
QUALCOMM, Inc.#	2,000	149,540
Texas Instruments, Inc.#	1,170	55,797

		1,170,713

www.bridgeway.com	43

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company		Shares	Value
Common Stocks (continued)
Software - 1.61%
Citrix Systems, Inc.*#		1,000	$ 71,340
Intuit, Inc.		1,300	113,945
Microsoft Corp.#		6,700	310,612
Oracle Corp.#		5,460	209,009
Salesforce.com, Inc.*		1,000	57,530

			762,436

Specialty Retail - 1.59%
AutoZone, Inc.*#		600	305,796
Gap, Inc. (The)#		10,700	446,083

			751,879

Textiles, Apparel & Luxury Goods - 0.38%
NIKE, Inc., Class B#		2,000	178,400

Trading Companies & Distributors - 0.28%
NOW, Inc.*+		200	6,082
Veritiv Corp.*		28	1,402
W.W. Grainger, Inc.		500	125,825

			133,309

Wireless Telecommunication Services - 0.15%
Crown Castle International Corp.		900	72,477

TOTAL COMMON STOCKS - 53.22%			25,202,733

(Cost $17,344,518)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 49.00%
U.S. Treasury Bills - 48.57%
10/02/2014	0.040%(a)	$2,000,000	1,999,998
10/16/2014	0.025%(a)	2,000,000	1,999,979
10/23/2014	0.025%(a)	3,000,000	2,999,954
11/06/2014	0.025%(a)	2,000,000	1,999,950
11/28/2014	0.030%(a)	3,000,000	2,999,855
11/28/2014	0.050%(a)	2,000,000	1,999,838
12/18/2014	0.015%(a)	2,000,000	1,999,924
12/26/2014	0.010%(a)	5,000,000	4,999,820
01/02/2015	0.015%(a)	2,000,000	1,999,896

			22,999,214

U.S. Treasury Notes - 0.43%
02/15/2015	4.000%(a)	200,000	202,930

			202,930

TOTAL U.S. GOVERNMENT OBLIGATIONS - 49.00%			23,202,144

(Cost $23,199,285)

	Rate^	Shares	Value
MONEY MARKET FUND - 3.41%
Dreyfus Cash Management Fund	0.03%	1,615,039	$ 1,615,039

TOTAL MONEY MARKET FUND – 3.41%			1,615,039

(Cost $1,615,039)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.01%
Dreyfus Cash Management Fund**	0.03%	6,350	6,350

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.01%			6,350

(Cost $6,350)

TOTAL INVESTMENTS - 105.64% (Cost $42,165,192)			$50,026,266
Liabilities in Excess of Other Assets - (5.64%)			(2,672,019)

NET ASSETS - 100.00%			$47,354,247

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.

#      Security subject to call or put option written by the Fund.

^      Rate disclosed as of September 30, 2014.

+     This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $6,082 at September 30, 2014.

(a)    Rate represents the effective yield at purchase.

PLC - Public Limited Company

See Notes to Schedule of Investments.

44	Quarterly Report | September 30, 2014 (Unaudited)

Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (0.46%)

3M Co.
Expiring October, 2014 at $150.00	3	$ (15)
Abbott Laboratories
Expiring November, 2014 at $43.00	5	(270)
AbbVie, Inc.
Expiring November, 2014 at $55.00	5	(1,850)
Actavis PLC
Expiring November, 2014 at $220.00	3	(8,400)
AES Corp.
Expiring November, 2014 at $15.00	15	(225)
Amazon.com, Inc.
Expiring October, 2014 at $335.00	2	(504)
American Tower Corp.
Expiring October, 2014 at $92.50	4	(860)
Anadarko Petroleum Corp.
Expiring November, 2014 at $110.00	4	(972)
Aon PLC
Expiring October, 2014 at $90.00	5	(225)
Apple, Inc.
Expiring January, 2015 at $105.00	10	(3,200)
Expiring November, 2014 at $100.00	10	(4,100)

		(7,300)
Applied Materials, Inc.
Expiring October, 2014 at $23.00	20	(260)
AT&T, Inc.
Expiring November, 2014 at $35.00	10	(670)
AutoZone, Inc.
Expiring December, 2014 at $550.00	2	(820)
Baker Hughes, Inc.
Expiring October, 2014 at $75.00	10	(70)
Bank Of America Corp.
Expiring November, 2014 at $16.00	30	(3,870)
Baxter International, Inc.
Expiring November, 2014 at $77.50	5	(65)

Company	Number of Contracts	Value

Becton Dickinson & Co.
Expiring December, 2014 at $120.00	4	$ (420)
Berkshire Hathaway, Inc., Class B
Expiring December, 2014 at $140.00	3	(876)
Biogen Idec, Inc.
Expiring October, 2014 at $310.00	3	(6,690)
Broadcom Corp., Class A
Expiring November, 2014 at $40.00	5	(935)
C.R. Bard, Inc.
Expiring October, 2014 at $145.00	25	(4,750)
Celgene Corp.
Expiring November, 2014 at $100.00	5	(1,160)
Centurytel, Inc.
Expiring January, 2015 at $42.00	15	(1,350)
Charles Schwab Corp. (The)
Expiring December, 2014 at $30.00	20	(2,300)
Cisco Systems, Inc.
Expiring December, 2014 at $25.00	15	(1,500)
Citrix Systems, Inc.
Expiring December, 2014 at $72.50	4	(1,120)
Cognizant Technology Solutions Corp., Class A
Expiring October, 2014 at $50.00	14	(70)
Colgate-Palmolive Co.
Expiring November, 2014 at $65.00	6	(894)
Comcast Corp., Class A
Expiring October, 2014 at $55.00	5	(165)
Constellation Brands, Inc., Class A
Expiring October, 2014 at $90.00	5	(525)
CVS Health Corp.
Expiring November, 2014 at $80.00	7	(1,211)
Delphi Automotive PLC
Expiring November, 2014 at $70.00	4	(100)
Dollar General Corp.
Expiring November, 2014 at $65.00	7	(812)

www.bridgeway.com	45

Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
E*TRADE Financial Corp.
Expiring October, 2014 at $22.00	145	$ (16,965)
Emerson Electric Co.
Expiring December, 2014 at $65.00	5	(405)
EOG Resources, Inc.
Expiring October, 2014 at $120.00	3	(33)
Exelon Corp.
Expiring October, 2014 at $34.00	10	(800)
Express Scripts Holding Co.
Expiring November, 2014 at $75.00	7	(658)
Exxon Mobil Corp.
Expiring October, 2014 at $105.00	10	(40)
Facebook, Inc., Class A
Expiring October, 2014 at $75.00	9	(4,086)
Gap, Inc. (The)
Expiring December, 2014 at $45.00	60	(3,900)
General Mills, Inc.
Expiring October, 2014 at $55.00	5	(15)
Gilead Sciences, Inc.
Expiring January, 2015 at $110.00	7	(4,760)
Goldman Sachs Group, Inc. (The)
Expiring October, 2014 at $180.00	2	(1,140)
Hasbro, Inc.
Expiring October, 2014 at $55.00	4	(360)
Hewlett-Packard Co.
Expiring November, 2014 at $36.00	15	(1,515)
Ingersoll-Rand PLC
Expiring January, 2015 at $60.00	75	(11,250)
Intel Corp.
Expiring November, 2014 at $35.00	10	(1,180)
International Business Machines Corp.
Expiring October, 2014 at $190.00	3	(1,038)
International Paper Co.
Expiring October, 2014 at $50.00	4	(92)
JM Smucker Co. (The)
Expiring October, 2014 at $110.00	4	(60)

Company	Number of Contracts	Value

Johnson & Johnson
Expiring October, 2014 at $105.00	7	$ (1,806)
Johnson Controls, Inc.
Expiring October, 2014 at $50.00	3	(15)
JPMorgan Chase & Co.
Expiring October, 2014 at $60.00	11	(1,199)
Kimberly-Clark Corp.
Expiring October, 2014 at $115.00	3	(45)
Kroger Co. (The)
Expiring October, 2014 at $50.00	10	(2,250)
Lockheed Martin Corp.
Expiring December, 2014 at $180.00	3	(2,010)
Marathon Petroleum Corp.
Expiring October, 2014 at $77.50	49	(40,180)
Expiring October, 2014 at $92.50	5	(100)

		(40,280)
McGraw Hill Financial, Inc.
Expiring November, 2014 at $80.00	4	(2,960)
Mead Johnson Nutrition Co.
Expiring November, 2014 at $95.00	4	(1,860)
Micron Technology, Inc.
Expiring October, 2014 at $35.00	115	(8,970)
Microsoft Corp.
Expiring November, 2014 at $46.00	15	(2,145)
National Oilwell Varco, Inc.
Expiring November, 2014 at $82.50	3	(243)
NIKE, Inc., Class B
Expiring October, 2014 at $80.00	5	(4,770)
Occidental Petroleum Corp.
Expiring November, 2014 at $105.00	4	(200)
Omnicom Group, Inc.
Expiring October, 2014 at $75.00	3	(36)
Oracle Corp.
Expiring November, 2014 at $42.00	10	(90)

46	Quarterly Report | September 30, 2014 (Unaudited)

Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Pfizer, Inc.
Expiring November, 2014 at $29.00	50	$ (5,600)
Phillips 66
Expiring November, 2014 at $87.50	40	(3,000)
PNC Financial Services Group, Inc. (The)
Expiring November, 2014 at $85.00	6	(1,488)
Praxair, Inc.
Expiring October, 2014 at $135.00	4	(240)
QUALCOMM, Inc.
Expiring October, 2014 at $77.50	7	(133)
SanDisk Corp.
Expiring October, 2014 at $110.00	4	(148)
Sempra Energy
Expiring October, 2014 at $105.00	3	(585)
Sherwin-Williams Co. (The)
Expiring January, 2015 at $220.00	2	(1,520)
Southwestern Energy Co.
Expiring January, 2015 at $37.00	40	(5,040)
State Street Corp.
Expiring November, 2014 at $72.50	4	(1,168)
Texas Instruments, Inc.
Expiring October, 2014 at $49.00	4	(88)
Time Warner, Inc.
Expiring October, 2014 at $85.00	3	(135)
Travelers Cos., Inc. (The)
Expiring October, 2014 at $97.50	10	(150)
Twenty-First Century Fox, Inc., Class A
Expiring October, 2014 at $34.00	6	(570)
Tyco International, Ltd.
Expiring October, 2014 at $45.00	10	(480)
Tyson Foods, Inc., Class A
Expiring October, 2014 at $40.00	95	(6,175)
Union Pacific Corp.
Expiring November, 2014 at $105.00	8	(4,120)
United Technologies Corp.
Expiring November, 2014 at $110.00	4	(304)

Company	Number of Contracts	Value

UnitedHealth Group, Inc.
Expiring December, 2014 at $90.00	4	$ (644)
Expiring December, 2014 at $92.50	3	(267)

		(911)
Valero Energy Corp.
Expiring January, 2015 at $50.00	85	(14,025)
Verizon Communications, Inc.
Expiring October, 2014 at $50.00	10	(410)
Walt Disney Co. (The)
Expiring October, 2014 at $85.00	6	(2,688)
Wells Fargo & Co.
Expiring November, 2014 at $52.50	15	(1,350)
Williams Cos., Inc. (The)
Expiring November, 2014 at $57.50	5	(615)
Yum! Brands, Inc.
Expiring October, 2014 at $85.00	5	(10)

TOTAL CALL OPTIONS WRITTEN — (0.46%)		(219,383)

(Premiums received $(258,723))

PUT OPTIONS WRITTEN - (1.05%)
Activision Blizzard, Inc.
Expiring January, 2015 at $21.00	75	(10,125)
Expiring November, 2014 at $22.00	120	(20,160)

		(30,285)
ADT Corp. (The)
Expiring January, 2015 at $36.00	50	(12,750)
Expiring October, 2014 at $36.00	90	(9,000)

		(21,750)
Affiliated Managers Group, Inc.
Expiring December, 2014 at $200.00	25	(19,750)
Aflac, Inc.
Expiring November, 2014 at $62.50	75	(37,500)
Alcoa, Inc.
Expiring October, 2014 at $16.00	225	(10,125)
Avis Budget Group, Inc.
Expiring January, 2015 at $60.00	40	(23,200)

www.bridgeway.com	47

Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)

Company	Number of Contracts	Value
Put Options Written (continued)
Expiring November, 2014 at $65.00	100	$ (114,000)

		(137,200)
CF Industries Holdings, Inc.
Expiring November, 2014 at $240.00	20	(5,080)
Chubb Corp. (The)
Expiring January, 2015 at $90.00	20	(4,640)
Crown Holdings, Inc.
Expiring January, 2015 at $46.00	40	(10,800)
Expiring October, 2014 at $50.00	10	(5,500)

		(16,300)
Edwards Lifesciences Corp.
Expiring November, 2014 at $95.00	42	(6,930)
Everest Re Group, Ltd.
Expiring October, 2014 at $160.00	31	(4,030)
HCA Holdings, Inc.
Expiring December, 2014 at $70.00	10	(3,400)
Hewlett-Packard Co.
Expiring November, 2014 at $35.00	100	(10,300)
Marathon Petroleum Corp.
Expiring October, 2014 at $85.00	30	(7,200)
Micron Technology, Inc.
Expiring October, 2014 at $30.00	100	(1,200)
Murphy Oil Corp.
Expiring October, 2014 at $65.00	55	(46,200)
Netapp, Inc.
Expiring October, 2014 at $40.00	115	(1,380)
Nordstrom, Inc.
Expiring October, 2014 at $65.00	55	(1,375)
Northrop Grumman Corp.
Expiring January, 2015 at $130.00	20	(9,200)
Expiring November, 2014 at $120.00	20	(1,380)

		(10,580)
PNC Financial Services Group, Inc. (The)
Expiring November, 2014 at $87.50	45	(15,300)
Quest Diagnostics, Inc.
Expiring November, 2014 at $60.00	50	(10,250)

Company	Number of Contracts	Value
Southwest Airlines Co.
Expiring December, 2014 at $30.00	45	$(2,025)
Expiring December, 2014 at $33.00	120	(16,800)

		(18,825)
Southwestern Energy Co.
Expiring December, 2014 at $36.00	90	(21,150)
Tata Motors, Ltd., ADR
Expiring October, 2014 at $45.00	50	(11,750)
Travelers Cos., Inc. (The)
Expiring October, 2014 at $92.50	50	(2,750)
Trinity Industries, Inc.
Expiring October, 2014 at $42.50	135	(5,535)
United Rentals, Inc.
Expiring December, 2014 at $115.00	40	(34,000)

TOTAL PUT OPTIONS WRITTEN — (1.05%)		(494,785)

(Premiums received $(371,224))

TOTAL OPTIONS WRITTEN — (1.51%)		$(714,168)

(Premiums received $(629,947))

48	Quarterly Report | September 30, 2014 (Unaudited)

Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$25,202,733	$—	$ —	$25,202,733
U.S. Government Obligations	—	23,202,144	—	23,202,144
Money Market Fund	—	1,615,039	—	1,615,039
Investments Purchased with Cash Proceeds From Securities Lending	—	6,350	—	6,350

TOTAL	$25,202,733	$24,823,533	$ —	$50,026,266

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$ (714,168)	$—	$ —	$(714,168)

TOTAL	$ (714,168)	$—	$ —	$(714,168)

See Notes to Schedule of Investments.

www.bridgeway.com	49

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2014 (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2014, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price. In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

50	Quarterly Report | September 30, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds that invest primarily in securities that are valued at amortized cost, and the Dreyfus Cash Management Fund invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

www.bridgeway.com	51

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2014 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Derivatives

The Funds’ use of derivatives for the period ended September 30, 2014 was limited to futures contracts and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Managed Volatility Fund
Equity Contracts	$ -	$714,168

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2014, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by

52	Quarterly Report | September 30, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2014 are as follows:

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2014	1,510	$ 241,740	2,029	$ 397,134
Positions Opened	1,478	279,605	2,263	395,484
Exercised	(511)	(77,062)	(497)	(95,174)
Splits	-	-	-	-
Expired	(525)	(80,083)	(1,672)	(313,681)
Closed	(597)	(105,477)	(30)	(12,539)

Outstanding, September 30, 2014	1,355	$ 258,723	2,093	$ 371,224

Value, September 30, 2014		$(219,383)		$(494,785)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended September 30, 2014.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2014, were as follows:

		Ultra-Small	Ultra-Small
	Aggressive Investors 1	Company	Company Market
Gross appreciation (excess of value over tax cost)	$ 42,820,787	$ 21,964,947	$117,979,420

Gross depreciation (excess of tax cost over value)	(8,098,792)	(11,675,591)	(22,149,266)

Net unrealized appreciation (depreciation)	$ 34,721,995	$ 10,289,356	$ 95,830,154

Cost of investments for income tax purposes	$233,416,339	$140,781,820	$334,323,361

www.bridgeway.com	53

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value

Gross appreciation (excess of value over tax cost)	$ 266,003	$ 4,085,939	$ 9,498,494

Gross depreciation (excess of tax cost over value)	(330,118)	(1,919,538)	(5,294,295)

Net unrealized appreciation (depreciation)	$ (64,115)	$ 2,166,401	$ 4,204,199

Cost of investments for income tax purposes	$5,453,257	$33,963,306	$77,515,199

	Large-Cap Growth	Blue Chip 35 Index	Managed Volatility

Gross appreciation (excess of value over tax cost)	$12,204,349	$187,440,185	$ 8,124,381

Gross depreciation (excess of tax cost over value)	(1,338,036)	(5,552,014)	(273,970)

Net unrealized appreciation (depreciation)	$10,866,313	$181,888,171	$ 7,850,411

Cost of investments for income tax purposes	$50,823,229	$398,931,281	$42,175,855

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in business development companies and passive foreign investment companies (PFICs).

54	Quarterly Report | September 30, 2014 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.96%
Aerospace & Defense - 1.46%
AAR Corp.	92,600	$2,236,290
Arotech Corp.*+	84,500	274,625
Ducommun, Inc.*	33,100	907,271
Engility Holdings, Inc.*	51,400	1,602,138
Kratos Defense & Security Solutions, Inc.*	40,000	262,400
LMI Aerospace, Inc.*+	15,000	192,000
National Presto Industries, Inc.+	5,020	304,764

		5,779,488

Air Freight & Logistics - 0.49%
Air Transport Services Group, Inc.*	208,100	1,514,968
Atlas Air Worldwide Holdings, Inc.*	12,800	422,656

		1,937,624

Airlines - 0.87%
Hawaiian Holdings, Inc.*	96,234	1,294,347
Republic Airways Holdings, Inc.*	114,400	1,270,984
SkyWest, Inc.	114,068	887,449

		3,452,780

Auto Components - 1.10%
China XD Plastics Co., Ltd.*+	50,900	278,423
Cooper Tire & Rubber Co.	14,000	401,800
Cooper-Standard Holding, Inc.*+	16,500	1,029,600
Modine Manufacturing Co.*	39,000	462,930
Remy International, Inc.	1,600	32,848
SORL Auto Parts, Inc.*+	29,900	130,065
Spartan Motors, Inc.	22,000	102,740
Stoneridge, Inc.*	55,900	629,993
Strattec Security Corp.	1,300	105,755
Superior Industries International, Inc.	66,700	1,169,251

		4,343,405

Beverages - 0.08%
MGP Ingredients, Inc.	11,318	147,926
Primo Water Corp.*	37,600	162,056

		309,982

Building Products - 0.75%
Alpha Pro Tech, Ltd.*	52,000	169,000
Gibraltar Industries, Inc.*	81,850	1,120,526
Griffon Corp.	108,900	1,240,371

Industry Company	Shares	Value

Building Products (continued)
Universal Forest Products, Inc.	10,000	$ 427,100

		2,956,997

Capital Markets - 1.89%
Arlington Asset Investment Corp., Class A+	13,700	348,117
BlackRock Kelso Capital Corp.	35,000	298,900
Calamos Asset Management, Inc., Class A	30,500	343,735
Capital Southwest Corp.	22,400	801,248
Cowen Group, Inc., Class A*	105,900	397,125
FBR & Co.*	21,600	594,432
GFI Group, Inc.	75,000	405,750
Gladstone Capital Corp.+	31,900	279,763
INTL. FCStone, Inc.*+	2,200	38,104
Investment Technology Group, Inc.*	57,050	899,108
JMP Group, Inc.	87,300	547,371
KCG Holdings, Inc., Class A*	35,000	354,550
Manning & Napier, Inc.	17,000	285,430
MCG Capital Corp.	50,000	176,000
MVC Capital, Inc.	12,081	129,992
OFS Capital Corp.	28,708	346,506
Oppenheimer Holdings, Inc., Class A	31,093	629,633
Piper Jaffray Cos.*	11,400	595,536

		7,471,300

Chemicals - 1.54%
Core Molding Technologies, Inc.*	17,000	241,060
Gulf Resources, Inc.*	109,500	156,585
Kraton Performance Polymers, Inc.*	85,750	1,527,208
OM Group, Inc.	74,500	1,933,275
Penford Corp.*	12,302	162,017
Schulman (A.), Inc.	57,500	2,079,200

		6,099,345

Commercial Banks - 18.09%
1st Source Corp.	78,952	2,248,553
Access National Corp.	2,700	43,821
American National Bankshares, Inc.+	21,800	495,950
American River Bankshares*	21,300	194,895

www.bridgewayomni.com	1

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
AmeriServ Financial, Inc.	5,000	$ 16,450
BancorpSouth, Inc.	64,850	1,306,079
Bank of Commerce Holdings	45,300	278,142
Banner Corp.	11,450	440,482
Bar Harbor Bankshares+	11,250	325,462
Baylake Corp.+	3,000	36,210
BBCN Bancorp, Inc.	15,000	218,850
BCB Bancorp, Inc.+	10,400	138,320
BNC Bancorp+	73,844	1,156,397
BSB Bancorp, Inc.*+	23,133	426,110
C&F Financial Corp.	1,200	39,924
Camden National Corp.	9,500	332,500
Capital City Bank Group, Inc.	28,150	381,151
Cardinal Financial Corp.	25,000	426,750
Carolina Bank Holdings, Inc.*+	11,500	114,540
Central Pacific Financial Corp.	25,000	448,250
Central Valley Community Bancorp+	20,000	229,600
Century Bancorp, Inc., Class A	15,200	526,224
Chemical Financial Corp.	61,500	1,653,735
Chemung Financial Corp.+	13,500	379,215
CNB Financial Corp.	29,000	455,300
Codorus Valley Bancorp, Inc.+	50	1,022
Columbia Banking System, Inc.	44,518	1,104,492
Community Bankers Trust Corp.*+	5,000	21,850
Customers Bancorp, Inc.*	20,000	359,200
Enterprise Bancorp, Inc.+	75	1,413
Farmers Capital Bank Corp.*	18,400	414,552
Farmers National Banc Corp.+	150	1,198
Fidelity Southern Corp.	55,723	763,405
Financial Institutions, Inc.	39,300	883,464
First Bancorp	49,571	794,127
First Bancorp, Inc.	1,295	21,588
First BanCorp. (Puerto Rico)*	288,800	1,371,800
First Busey Corp.	55,710	310,305
First Business Financial Services, Inc.+	9,400	412,660
First Citizens Banc Corp.+	2,000	19,960
First Commonwealth Financial Corp.	158,300	1,328,137

Industry Company	Shares	Value

Commercial Banks (continued)
First Community Bancshares, Inc.	44,000	$ 628,760
First Connecticut Bancorp, Inc.	16,100	233,450
First Financial Bancorp	66,600	1,054,278
First Financial Corp.	37,000	1,145,150
First Internet Bancorp	1,500	24,180
First Interstate BancSystem, Inc.	95,200	2,529,464
First Merchants Corp.	79,311	1,602,875
First Midwest Bancorp, Inc.	129,000	2,075,610
First of Long Island Corp. (The)	8,000	275,600
First United Corp.*	5,000	39,850
Flushing Financial Corp.	44,297	809,306
German American Bancorp, Inc.	13,000	335,530
Glacier Bancorp, Inc.	55,200	1,427,472
Great Southern Bancorp, Inc.	21,000	637,140
Hampton Roads Bankshares, Inc.*	386,754	591,734
Hanmi Financial Corp.	50,050	1,009,008
Heritage Commerce Corp.	28,100	230,701
Heritage Financial Corp.	60,260	954,518
Heritage Oaks Bancorp	200	1,400
HomeTrust Bancshares, Inc.*	300	4,383
Horizon Bancorp	3,150	72,576
Hudson Valley Holding Corp.	25,200	457,380
Independent Bank Corp., MA	6,500	232,180
Independent Bank Corp., MI	75,625	901,450
International Bancshares Corp.	90,687	2,236,795
Intervest Bancshares Corp.	59,100	564,996
Lakeland Bancorp, Inc.	102,050	996,008
LNB Bancorp, Inc.	26,672	381,143
Macatawa Bank Corp.	13,200	63,360
MainSource Financial Group, Inc.	41,750	720,188
MB Financial, Inc.	17,400	481,632
MBT Financial Corp.*	60,322	290,149
Mercantile Bank Corp.	31,600	601,980
Merchants Bancshares, Inc.	5,000	140,950
Metro Bancorp, Inc.*	27,300	662,025
Middleburg Financial Corp.	21,400	379,636
MidSouth Bancorp, Inc.	22,500	420,750
MidWestOne Financial Group, Inc.	15,000	345,150

2	Quarterly Report | September 30, 2014 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Monarch Financial Holdings, Inc.+	13,662	$ 171,595
MutualFirst Financial, Inc.	10,900	245,250
National Penn Bancshares, Inc.	25,000	242,750
NBT Bancorp, Inc.	13,000	292,760
NewBridge Bancorp*	96,700	733,953
Northrim BanCorp, Inc.	30,445	804,661
OFG Bancorp	24,800	371,504
Old Line Bancshares, Inc.	50	774
Old National Bancorp	20,000	259,400
Old Second Bancorp, Inc.*	54,750	263,348
OmniAmerican Bancorp, Inc.	7,644	198,668
Orrstown Financial Services, Inc.*	16,800	274,008
Pacific Continental Corp.	55,500	713,175
Pacific Mercantile Bancorp*	20,000	139,400
Park Sterling Corp.	48,852	323,889
Peapack Gladstone Financial Corp.	6,894	120,645
Peoples Bancorp, Inc.	29,200	693,500
Pinnacle Financial Partners, Inc.	18,700	675,070
Preferred Bank*	35,700	803,964
Premier Financial Bancorp, Inc.	25,200	368,928
QCR Holdings, Inc.	2,000	35,340
Renasant Corp.	47,946	1,296,939
Republic Bancorp, Inc., Class A	21,550	510,520
Republic First Bancorp, Inc.*+	37,000	143,930
S&T Bancorp, Inc.	49,300	1,156,578
Salisbury Bancorp, Inc.	1,183	31,882
Sandy Spring Bancorp, Inc.	24,000	549,360
Shore Bancshares, Inc.*	1,112	10,008
Sierra Bancorp	45,000	754,200
South State Corp.	14,506	811,176
Southern National Bancorp of Virginia, Inc.	20,000	231,800
Southside Bancshares, Inc.+	14,003	465,600
Southwest Bancorp, Inc.	32,900	539,560
State Bank Financial Corp.	97,384	1,581,516
Suffolk Bancorp	27,996	543,402
Summit State Bank	6,000	77,940
Sun Bancorp, Inc.*+	10,000	181,100
Tompkins Financial Corp.	12,808	564,577
TowneBank+	10,000	135,800
Trico Bancshares+	37,400	845,988
TriState Capital Holdings, Inc.*	50,000	453,500

Industry Company	Shares	Value

Commercial Banks (continued)
Trustmark Corp.	32,100	$ 739,424
Union Bankshares Corp.	60,966	1,408,315
United Community Banks, Inc.	35,650	586,799
Univest Corp. of Pennsylvania	62,600	1,173,750
WesBanco, Inc.	51,900	1,587,621
Wilshire Bancorp, Inc.	40,000	369,200
Wintrust Financial Corp.	18,000	804,060
Yadkin Financial Corp.*	38,452	698,288

		71,666,255

Commercial Services & Supplies - 2.36%
ACCO Brands Corp.*	333,000	2,297,700
ARC Document Solutions, Inc.*	125,850	1,019,385
Brink’s Co. (The)	22,000	528,880
Courier Corp.	31,200	384,384
Ecology & Environment, Inc., Class A	1,500	14,685
Ennis, Inc.	84,492	1,112,760
Kimball International, Inc., Class B	67,200	1,011,360
Metalico, Inc.*+	160,000	176,000
Multi-Color Corp.	22,400	1,018,752
Quad/Graphics, Inc.	70,000	1,347,500
Versar, Inc.*	24,800	80,104
Viad Corp.	17,400	359,310

		9,350,820

Communications Equipment - 0.89%
Aviat Networks, Inc.*	310,400	558,720
Bel Fuse, Inc., Class B	13,500	333,990
Black Box Corp.	42,275	985,853
Blonder Tongue Laboratories*	10,000	13,100
ClearOne, Inc.*+	27,500	231,825
Communications Systems, Inc.	3,000	33,480
Comtech Telecommunications Corp.	15,000	557,250
Emulex Corp.*	124,000	612,560
Harmonic, Inc.*	28,700	181,958

		3,508,736

Computers & Peripherals - 0.29%
Avid Technology, Inc.*	45,000	454,500
Hutchinson Technology, Inc.*	100,900	369,294
Imation Corp.*+	89,000	262,550
USA Technologies, Inc.*	25,000	45,000

		1,131,344

www.bridgewayomni.com	3

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Construction & Engineering - 1.07%
Aegion Corp.*	45,200	$1,005,700
Goldfield Corp. (The)*	20,000	38,200
Great Lakes Dredge & Dock Corp.*	84,000	519,120
MYR Group, Inc.*	12,100	291,368
Northwest Pipe Co.*	25,800	879,780
Orion Marine Group, Inc.*	27,800	277,444
Pike Corp.*	90,000	1,070,100
Sterling Construction Co., Inc.*	18,250	139,978

		4,221,690

Consumer Finance - 1.13%
Asta Funding, Inc.*	29,100	238,911
Cash America International, Inc.	10,200	446,760
Consumer Portfolio Services, Inc.*	97,000	621,770
Green Dot Corp., Class A*	72,000	1,522,080
Nelnet, Inc., Class A	25,800	1,111,722
Nicholas Financial, Inc.	25,000	289,750
Regional Management Corp.*	12,700	227,965

		4,458,958

Distributors - 0.20%
AMCON Distributing Co.	800	70,360
VOXX International Corp.*	65,700	611,010
Weyco Group, Inc.	5,000	125,550

		806,920

Diversified Consumer Services - 0.55%
Ascent Capital Group, Inc., Class A*	4,500	270,900
Bridgepoint Education, Inc.*	38,500	429,660
Lincoln Educational Services Corp.	39,150	110,012
Regis Corp.	60,450	964,782
Steiner Leisure, Ltd.*	10,000	375,900
Universal Technical Institute, Inc.	2,126	19,878

		2,171,132

Diversified Financial Services - 0.90%
Gain Capital Holdings, Inc.	47,599	303,206
Interactive Brokers Group, Inc., Class A	51,150	1,276,192
MicroFinancial, Inc.	52,846	425,939
PHH Corp.*	69,550	1,555,138

		3,560,475

Industry Company	Shares	Value

Diversified Telecommunication Services - 1.29%
Alaska Communications
Systems Group, Inc.*	271,100	$ 425,627
Atlantic Tele-Network, Inc.	16,300	878,570
General Communication, Inc., Class A*	82,650	901,712
Hawaiian Telcom Holdco, Inc.*+	29,500	757,855
Iridium Communications, Inc.*+	241,325	2,135,726
Premiere Global Services, Inc.*	700	8,379
Voltari Corp.*	3,000	4,530

		5,112,399

Electrical Equipment - 0.44%
Broadwind Energy, Inc.*	25,000	187,250
Global Power Equipment Group, Inc.	25,300	376,970
GrafTech International, Ltd.*+	118,050	540,669
Highpower International, Inc.*+	25,923	205,829
Orion Energy Systems, Inc.*+	74,300	397,505
Ultralife Corp.*	7,350	23,814

		1,732,037

Electronic Equipment, Instruments & Components - 2.54%
Benchmark Electronics, Inc.*	65,100	1,445,871
Electro Rent Corp.	25,000	344,250
Fabrinet*	30,050	438,730
GSI Group, Inc.*	9,600	110,304
Insight Enterprises, Inc.*	29,800	674,374
Iteris, Inc.*	87,000	152,250
Key Tronic Corp.*	22,000	232,540
PAR Technology Corp.*	15,000	73,500
PCM, Inc.*	8,769	85,673
Plexus Corp.*	13,000	480,090
Radisys Corp.*	50,600	135,102
Sanmina Corp.*	142,700	2,976,722
ScanSource, Inc.*	21,800	754,062
Sigmatron International, Inc.*	13,000	94,510
SMTC Corp.*	7,500	13,875
TTM Technologies, Inc.*	159,800	1,088,238
Viasystems Group, Inc.*	29,800	467,860
Vishay Precision Group, Inc.*	31,448	469,833

4	Quarterly Report | September 30, 2014 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Wireless Telecom Group, Inc.*	10,000	$ 24,000

		10,061,784

Energy Equipment & Services - 4.16%
Basic Energy Services, Inc.*	120,700	2,617,983
C&J Energy Services, Inc.*	66,300	2,025,465
Cal Dive International, Inc.*	133,300	129,301
Dawson Geophysical Co.	26,000	472,680
ENGlobal Corp.*	83,200	178,880
Era Group, Inc.*	11,000	239,250
Forbes Energy Services, Ltd.*+	72,000	290,160
Gulf Island Fabrication, Inc.	8,503	146,252
Gulfmark Offshore, Inc., Class A	23,000	721,050
Hercules Offshore, Inc.*+	333,700	734,140
Hornbeck Offshore Services, Inc.*	16,000	523,680
Key Energy Services, Inc.*+	152,600	738,584
Mitcham Industries, Inc.*	30,600	338,130
Natural Gas Services Group, Inc.*	19,800	476,586
Newpark Resources, Inc.*	35,000	435,400
Parker Drilling Co.*	321,450	1,587,963
PHI, Inc.*	37,200	1,530,780
Pioneer Energy Services Corp.*	131,640	1,845,593
SEACOR Holdings, Inc.*	11,000	822,800
Tesco Corp.	14,700	291,795
Vantage Drilling Co.*	270,900	344,043

		16,490,515

Food & Staples Retailing - 1.64%
Andersons, Inc. (The)	38,100	2,395,728
Ingles Markets, Inc., Class A	34,000	805,460
Pantry, Inc. (The)*	61,968	1,253,613
Roundy’s, Inc.+	95,700	286,143
SpartanNash Co.	56,146	1,092,040
Weis Markets, Inc.	17,500	683,025

		6,516,009

Food Products - 2.40%
Chiquita Brands International, Inc.*	165,603	2,351,563
Coffee Holding Co., Inc.*+	7,400	40,626
Fresh Del Monte Produce, Inc.	88,000	2,807,200
John B. Sanfilippo & Son, Inc.	29,107	941,903

Industry Company	Shares	Value

Food Products (continued)
Omega Protein Corp.*	65,150	$ 814,375
Post Holdings, Inc.*+	40,000	1,327,200
Seneca Foods Corp., Class A*	40,100	1,146,860
SkyPeople Fruit Juice, Inc.*	62,900	66,674

		9,496,401

Health Care Equipment & Supplies - 1.31%
Alphatec Holdings, Inc.*	220,000	374,000
AngioDynamics, Inc.*	74,400	1,020,768
CryoLife, Inc.	28,700	283,269
Invacare Corp.	95,250	1,124,902
Kewaunee Scientific Corp.	3,000	53,610
Medical Action Industries, Inc.*+	36,644	504,954
Merit Medical Systems, Inc.*	20,000	237,600
PhotoMedex, Inc.*+	36,397	225,661
RTI Surgical, Inc.*	23,600	112,808
Symmetry Medical, Inc.*	125,000	1,261,250

		5,198,822

Health Care Providers & Services - 3.98%
Addus HomeCare Corp.*	12,800	250,880
Almost Family, Inc.*	24,600	668,382
Amedisys, Inc.*	123,250	2,485,952
Amsurg Corp.*	28,550	1,428,927
BioTelemetry, Inc.*	74,500	499,895
Cross Country Healthcare, Inc.*	71,850	667,486
Five Star Quality Care, Inc.*	146,300	551,551
Healthways, Inc.*	20,000	320,400
InfuSystems Holdings, Inc.*+	11,100	34,854
Kindred Healthcare, Inc.	81,350	1,578,190
LHC Group, Inc.*	38,000	881,600
Magellan Health, Inc.*	26,225	1,435,294
Molina Healthcare, Inc.*	41,650	1,761,795
National Healthcare Corp.	13,000	721,630
PharMerica Corp.*	72,050	1,760,182
Skilled Healthcare Group, Inc., Class A*	50,000	330,000
Triple-S Management Corp., Class B*	18,800	374,120

		15,751,138

Hotels, Restaurants & Leisure - 2.65%
Ambassadors Group, Inc.*	500	1,850
Boyd Gaming Corp.*	136,100	1,382,776
Bravo Brio Restaurant Group, Inc.*	33,800	438,386

www.bridgewayomni.com	5

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc.*	48,025	$ 341,458
Frisch’s Restaurants, Inc.+	10,000	283,000
Full House Resorts, Inc.*	39,350	45,252
International Speedway Corp., Class A	60,120	1,902,197
Isle of Capri Casinos, Inc.*	96,200	721,500
Lakes Entertainment, Inc.*	11,350	94,546
Life Time Fitness, Inc.*+	10,000	504,400
Luby’s, Inc.*	12,600	67,032
Marcus Corp. (The)	68,450	1,081,510
Monarch Casino & Resort, Inc.*	29,400	350,154
Penn National Gaming, Inc.*	108,800	1,219,648
Red Lion Hotels Corp.*	705	4,011
Ruby Tuesday, Inc.*	139,900	824,011
Speedway Motorsports, Inc.	71,900	1,226,614

		10,488,345

Household Durables - 0.62%
Bassett Furniture Industries, Inc.	21,900	299,154
CSS Industries, Inc.	22,600	548,050
Emerson Radio Corp.*	50,700	100,386
Hooker Furniture Corp.	10,000	152,100
Lifetime Brands, Inc.	24,400	373,564
NACCO Industries, Inc., Class A	9,250	460,002
P&F Industries, Inc., Class A*	696	5,700
Skullcandy, Inc.*	13,000	101,270
ZAGG, Inc.*	78,300	436,914

		2,477,140

Household Products - 0.82%
Central Garden & Pet Co., Class A*	148,303	1,192,356
Harbinger Group, Inc.*	157,700	2,069,024

		3,261,380

Insurance - 7.06%
Ambac Financial Group, Inc.*	27,700	612,170
American Equity Investment Life Holding Co.	94,850	2,170,168
American Independence Corp.*	1,800	18,936
AMERISAFE, Inc.	16,800	657,048
Argo Group International Holdings, Ltd.	8,000	402,480

Industry Company	Shares	Value

Insurance (continued)
Baldwin & Lyons, Inc., Class B	13,400	$330,980
Citizens, Inc.*+	10,240	66,150
Crawford & Co., Class B	73,674	607,810
Donegal Group, Inc., Class A	26,900	413,184
EMC Insurance Group, Inc.	13,700	395,656
Employers Holdings, Inc.	38,500	741,125
FBL Financial Group, Inc., Class A	19,850	887,295
Federated National Holding Co.	37,288	1,047,420
First Acceptance Corp.*	140,000	348,600
Fortegra Financial Corp.*	44,785	442,924
Hallmark Financial Services, Inc.*	37,800	389,718
Hilltop Holdings, Inc.*	20,000	401,000
Horace Mann Educators Corp.	60,800	1,733,408
Independence Holding Co.	10,000	132,900
Infinity Property & Casualty Corp.	15,640	1,001,116
Investors Title Co.	1,000	73,200
Kansas City Life Insurance Co.	3,400	150,790
Kingstone Cos., Inc.+	2,800	22,680
Maiden Holdings, Ltd.	162,600	1,801,608
MBIA, Inc.*	42,100	386,478
Meadowbrook Insurance Group, Inc.	120,150	702,878
Montpelier Re Holdings, Ltd.	46,400	1,442,576
National Interstate Corp.	8,000	223,200
National Western Life Insurance Co., Class A	2,525	623,700
Navigators Group, Inc. (The)*	27,000	1,660,500
OneBeacon Insurance Group, Ltd., Class A	25,000	385,250
Safety Insurance Group, Inc.	10,500	566,055
Selective Insurance Group, Inc.	71,250	1,577,475
State Auto Financial Corp.	3,800	77,938
Stewart Information Services Corp.	62,150	1,824,102
United Fire Group, Inc.	58,800	1,632,876
United Insurance Holdings Corp.	60,000	900,000
Universal Insurance Holdings, Inc.	86,316	1,116,066

		27,967,460

6	Quarterly Report | September 30, 2014 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail - 0.26%
CafePress, Inc.*	54,448	$ 170,422
FTD Cos., Inc.*	25,380	865,712

		1,036,134

Internet Software & Services - 1.07%
Autobytel, Inc.*	11,000	94,490
Blucora, Inc.*	65,500	998,220
Digital River, Inc.*	18,900	274,428
Intralinks Holdings, Inc.*	40,000	324,000
Marchex, Inc., Class B	70,000	290,500
Monster Worldwide, Inc.*	264,200	1,453,100
QuinStreet, Inc.*	83,047	344,645
United Online, Inc.	41,429	453,648

		4,233,031

IT Services - 1.35%
CACI International, Inc., Class A*	25,924	1,847,603
CIBER, Inc.*	32,350	110,960
CSP, Inc.	10,000	79,700
Edgewater Technology, Inc.*	12,000	82,440
Global Cash Access Holdings, Inc.*	55,000	371,250
ManTech International Corp., Class A	75,800	2,042,810
NCI, Inc., Class A*	23,200	220,632
Newtek Business Services, Inc.*+	11,590	31,872
Sykes Enterprises, Inc.*	27,900	557,442

		5,344,709

Leisure Equipment & Products - 0.20%
Johnson Outdoors, Inc., Class A	24,700	639,730
Summer Infant, Inc.*+	41,400	144,900

		784,630

Machinery - 3.19%
American Railcar Industries, Inc.+	30,500	2,254,560
Ampco-Pittsburgh Corp.	29,000	580,000
Briggs & Stratton Corp.	39,300	708,186
Chicago Rivet & Machine Co.	1,000	31,000
Cleantech Solutions International, Inc.*+	11,500	46,115
Dynamic Materials Corp.	20,100	382,905
Eastern Co. (The)	18,401	294,048
FreightCar America, Inc.	14,200	472,860
Greenbrier Cos., Inc. (The)+	37,700	2,766,426
Hardinge, Inc.	15,000	164,100
Hurco Cos., Inc.	6,090	229,349

Industry Company	Shares	Value

Machinery (continued)
Kadant, Inc.	10,000	$ 390,500
Key Technology, Inc.*	1,950	25,545
L.B. Foster Co., Class A	8,600	395,084
L.S. Starrett Co., Class A (The)	22,500	311,400
Lydall, Inc.*	39,700	1,072,297
MFRI, Inc.*	29,900	283,452
Miller Industries, Inc.	10,400	175,760
NN, Inc.	17,950	479,624
Supreme Industries, Inc., Class A	35,805	279,637
THT Heat Transfer Technology, Inc.*	3,500	5,285
Titan International, Inc.+	110,000	1,300,200
WSI Industries, Inc.+	1,300	9,386

		12,657,719

Marine - 0.26%
Eagle Bulk Shipping, Inc.*	41,987	38,523
International Shipholding Corp.+	34,938	625,041
Navios Maritime Holdings, Inc.+	41,500	249,000
Rand Logistics, Inc.*	4,000	22,800
Ultrapetrol Bahamas, Ltd.*	32,792	102,311

		1,037,675

Media - 2.09%
Ballantyne Strong, Inc.*	43,481	193,490
CTC Media, Inc.+	66,000	438,900
E.W. Scripps Co., Class A (The)*+	26,500	432,215
Entercom Communications Corp., Class A*	117,425	942,923
Harte-Hanks, Inc.	136,600	870,142
Insignia Systems, Inc.*+	10,000	30,700
Journal Communications, Inc., Class A*	57,100	481,353
McClatchy Co. (The), Class A*+	350,025	1,176,084
Radio One, Inc., Class D*+	123,800	393,684
Reading International, Inc., Class A*	31,209	262,156
Salem Communications Corp., Class A+	68,357	520,197
Scholastic Corp.	72,800	2,352,896
Sizmek, Inc.*	25,000	193,500

		8,288,240

Metals & Mining - 3.00%
A.M. Castle & Co.*+	7,800	66,612
Century Aluminum Co.*	169,100	4,391,527

www.bridgewayomni.com	7

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Friedman Industries, Inc.	3,000	$ 23,850
Handy & Harman, Ltd.*+	800	21,008
Hecla Mining Co.	125,000	310,000
Kaiser Aluminum Corp.	21,980	1,675,316
Materion Corp.	33,400	1,024,378
Noranda Aluminum Holding Corp.	123,500	558,220
Olympic Steel, Inc.	43,200	888,624
Schnitzer Steel Industries, Inc., Class A+	66,500	1,599,325
SunCoke Energy, Inc.*	28,000	628,600
Thompson Creek Metals Co., Inc.*	143,500	315,700
Universal Stainless & Alloy Products, Inc.*	14,658	386,385

		11,889,545

Multiline Retail - 0.16%
Fred’s, Inc., Class A	46,200	646,800

Oil, Gas & Consumable Fuels - 8.28%
Adams Resources & Energy, Inc.	13,700	606,773
Alon USA Energy, Inc.	850	12,206
American Eagle Energy Corp.*	65,000	264,550
Apco Oil and Gas International, Inc.*	23,926	308,406
Arch Coal, Inc.+	82,500	174,900
Bill Barrett Corp.*	82,700	1,822,708
Callon Petroleum Co.*	106,200	935,622
Carrizo Oil & Gas, Inc.*	10,000	538,200
Clayton Williams Energy, Inc.*	16,000	1,543,200
Cloud Peak Energy, Inc.*	106,500	1,344,030
Comstock Resources, Inc.	99,300	1,848,966
Contango Oil & Gas Co.*	7,500	249,300
Delek US Holdings, Inc.	46,600	1,543,392
DHT Holdings, Inc.+	36,722	226,208
Earthstone Energy, Inc.*	1,202	33,908
Energy XXI Bermuda, Ltd.+	150,515	1,708,345
Gastar Exploration, Inc.*	95,500	560,585
Gran Tierra Energy, Inc.*	125,000	692,500
Green Plains, Inc.	90,200	3,372,578
Halcon Resources Corp.*	98,000	388,080
Hallador Energy Co.	70,000	828,800
Knightsbridge Tankers, Ltd.	28,000	247,800
Matador Resources Co.*	20,000	517,000
Mexco Energy Corp.*+	6,000	41,520
Midstates Petroleum Co., Inc.*+	182,800	923,140

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Miller Energy Resources, Inc.*+	85,000	$ 374,000
New Concept Energy, Inc.*	4,800	7,536
Northern Oil and Gas, Inc.*	39,100	556,002
PBF Energy, Inc., Class A	14,000	336,000
Penn Virginia Corp.*	142,300	1,808,633
Renewable Energy Group, Inc.*	151,341	1,536,111
Resolute Energy Corp.*+	96,600	605,682
REX American Resources Corp.*	24,020	1,750,578
Sanchez Energy Corp.*+	15,000	393,900
Stone Energy Corp.*	46,700	1,464,512
Swift Energy Co.*+	51,400	493,440
TransAtlantic Petroleum, Ltd.*+	10,000	89,900
U.S. Energy Corp. - Wyoming*	94,400	301,136
VAALCO Energy, Inc.*	51,500	437,750
W&T Offshore, Inc.	104,700	1,151,700
Warren Resources, Inc.*	144,400	765,320

		32,804,917

Paper & Forest Products - 0.78%
Mercer International, Inc.*+	79,150	771,712
Orient Paper, Inc.	73,007	100,750
PH Glatfelter Co.	20,500	449,975
Resolute Forest Products*	112,000	1,751,680

		3,074,117

Personal Products - 0.18%
Mannatech, Inc.*+	8,400	130,956
Natural Alternatives International, Inc.*	400	2,592
Nutraceutical International Corp.*	28,700	600,117

		733,665

Professional Services - 2.43%
CBIZ, Inc.*	115,775	911,149
CDI Corp.	32,000	464,640
CRA International, Inc.*	21,900	556,917
FTI Consulting, Inc.*	47,800	1,671,088
Heidrick & Struggles International, Inc.	55,000	1,129,700
ICF International, Inc.*	17,150	528,048
Kelly Services, Inc., Class A	80,614	1,263,221
Navigant Consulting, Inc.*	99,600	1,385,436
RPX Corp.*	82,700	1,135,471

8	Quarterly Report | September 30, 2014 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
VSE Corp.	11,800	$ 578,436

		9,624,106

Real Estate Management & Development - 0.07%
Forestar Group, Inc.*	15,000	265,800

Road & Rail - 1.34%
ArcBest Corp.	45,700	1,704,610
Celadon Group, Inc.	22,400	435,680
Covenant Transportation Group, Inc., Class A*	45,300	842,127
Marten Transport, Ltd.	55,482	988,134
P.A.M. Transportation Services, Inc.*	26,819	972,189
USA Truck, Inc.*	21,836	382,785

		5,325,525

Semiconductors & Semiconductor Equipment - 3.71%
Advanced Energy Industries, Inc.*	22,000	413,380
Alpha & Omega Semiconductor, Ltd.*	55,000	517,000
Amkor Technology, Inc.*	162,600	1,367,466
AXT, Inc.*	25,000	61,000
Brooks Automation, Inc.	33,000	346,830
Cirrus Logic, Inc.*	29,800	621,330
Diodes, Inc.*	16,400	392,288
Fairchild Semiconductor International, Inc.*	58,000	900,740
GigOptix, Inc.*	60,000	72,600
Integrated Silicon Solution, Inc.	68,200	937,068
IXYS Corp.	29,400	308,700
Kulicke & Soffa Industries, Inc.*	71,900	1,023,137
MagnaChip Semiconductor Corp.*	38,400	449,280
OmniVision Technologies, Inc.*	79,100	2,092,986
Pericom Semiconductor Corp.*	40,000	389,600
Photronics, Inc.*	168,550	1,356,828
Spansion, Inc., Class A*	136,500	3,110,835
Ultra Clean Holdings, Inc.*	39,300	351,735

		14,712,803

Software - 0.46%
Ebix, Inc.+	40,000	567,200
Epiq Systems, Inc.	30,000	526,800
Mind CTI, Ltd.	20,000	61,600
Net 1 UEPS Technologies, Inc.*	3,400	40,970

Industry Company	Shares	Value

Software (continued)
NetSol Technologies, Inc.*+	31,000	$ 114,700
TeleCommunication Systems, Inc., Class A*	180,743	504,273

		1,815,543

Specialty Retail - 1.19%
Barnes & Noble, Inc.*	82,000	1,618,680
Build-A-Bear Workshop, Inc.*	8,050	105,294
Children’s Place, Inc. (The)	10,500	500,430
Citi Trends, Inc.*	28,900	638,690
hhgregg, Inc.*+	50,000	315,500
Pep Boys-Manny, Moe & Jack (The)*	52,900	471,339
Systemax, Inc.*	12,500	155,875
Trans World Entertainment Corp.	70,000	256,200
TravelCenters of America LLC*	35,400	349,752
West Marine, Inc.*	35,300	317,700

		4,729,460

Textiles, Apparel & Luxury Goods - 0.52%
Delta Apparel, Inc.*+	10,000	90,900
Joe’s Jeans, Inc.*	192,000	186,240
Perry Ellis International, Inc.*	23,600	480,260
Rocky Brands, Inc.	9,900	139,491
Unifi, Inc.*	44,300	1,147,370

		2,044,261

Thrifts & Mortgage Finance - 4.82%
Astoria Financial Corp.	112,100	1,388,919
Bank Mutual Corp.	124,700	799,327
BankFinancial Corp.	35,100	364,338
Berkshire Hills Bancorp, Inc.	37,200	873,828
Brookline Bancorp, Inc.	45,000	384,750
Cape Bancorp, Inc.	29,300	276,299
Cheviot Financial Corp.	3,893	49,597
Chicopee Bancorp, Inc.	12,500	185,500
Dime Community Bancshares, Inc.	42,100	606,240
ESB Financial Corp.+	36,600	427,488
ESSA Bancorp, Inc.	33,100	374,030
Federal Agricultural Mortgage Corp., Class C	21,500	691,010
First Defiance Financial Corp.	19,400	523,994
First Financial Northwest, Inc.	35,182	359,208
Flagstar Bancorp, Inc.*	57,100	960,993
Fox Chase Bancorp, Inc.+	31,000	505,610

www.bridgewayomni.com	9

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Hampden Bancorp, Inc.	16,500	$ 283,635
Heritage Financial Group, Inc.	16,800	339,192
HMN Financial, Inc.*	5,000	66,000
Home Bancorp, Inc.*	17,311	393,133
Home Loan Servicing Solutions, Ltd.	20,000	423,800
HomeStreet, Inc.	26,400	451,176
HopFed Bancorp, Inc.	18,100	207,064
Meta Financial Group, Inc.	7,900	278,554
NASB Financial, Inc.+	4,600	109,020
New Hampshire Thrift Bancshares, Inc.+	2,000	31,160
Northwest Bancshares, Inc.	22,000	266,200
Ocean Shore Holding Co.+	14,200	204,196
OceanFirst Financial Corp.	39,900	634,809
Oritani Financial Corp.	74,400	1,048,296
Provident Financial Holdings, Inc.	26,600	388,094
Provident Financial Services, Inc.	69,700	1,140,989
Pulaski Financial Corp.	4,900	56,350
Riverview Bancorp, Inc.*+	87,000	347,130
Security National Financial Corp., Class A*	74,550	370,514
SI Financial Group, Inc.	15,000	167,850
Simplicity Bancorp, Inc.	22,000	369,600
Territorial Bancorp, Inc.	21,200	430,148
Timberland Bancorp, Inc.+	9,000	94,680
TrustCo Bank Corp. - NY	55,000	354,200
United Community Bancorp+	11,800	141,010
United Community Financial Corp.	61,324	286,996
United Financial Bancorp, Inc.	42,900	544,401
Westfield Financial, Inc.	53,081	374,752
WSFS Financial Corp.	7,000	501,270

		19,075,350

Trading Companies & Distributors - 1.82%
AeroCentury Corp.*+	5,400	60,804
Aircastle, Ltd.	130,700	2,138,252
CAI International, Inc.*	63,500	1,228,725
Essex Rental Corp.*	57,700	121,170
General Finance Corp.*+	61,500	545,505
Rush Enterprises, Inc., Class A*	58,500	1,956,825
TAL International Group, Inc.+	17,250	711,562
Willis Lease Finance Corp.*	22,000	451,440

		7,214,283

Industry Company	Shares	Value

Wireless Telecommunication Services - 0.21%
Shenandoah Telecommunications Co.	5,600	$ 138,936
Spok Holdings, Inc.	53,100	690,831

		829,767

TOTAL COMMON STOCKS - 99.96%		395,948,761

(Cost $342,169,619)

RIGHTS - 0.01%
Leap Wireless CVRΔ	32,900	41,454

TOTAL RIGHTS - 0.01%		41,454

(Cost $80,276)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.33%
Dreyfus Cash Management Fund	0.03%	1,289,249	1,289,249

TOTAL MONEY MARKET FUND - 0.33%			1,289,249

(Cost $1,289,249)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.21%
Dreyfus Cash Management Fund**	0.03%	16,694,612	16,694,612

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.21%			16,694,612

(Cost $16,694,612)

TOTAL INVESTMENTS - 104.51%			$413,974,076
(Cost $360,233,756)
Liabilities in Excess of Other Assets - (4.51%)			(17,848,575)

NET ASSETS - 100.00%			$396,125,501

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.
^	Rate disclosed as of September 30, 2014.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $15,266,556 at September 30, 2014.

CVR - Contingent Value Right

LLC - Limited Liability Company

10	Quarterly Report | September 30, 2014 (Unaudited)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$395,948,761	$—	$—	$395,948,761
Rights	—	—	41,454	41,454
Money Market Fund	—	1,289,249	—	1,289,249
Investments Purchased with Cash Proceeds From Securities Lending	—	16,694,612	—	16,694,612

TOTAL	$395,948,761	$17,983,861	$41,454	$413,974,076

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)

	Rights	Total

Balance as of 06/30/2014	$41,454	$41,454
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/2014	$41,454	$41,454

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2014	$—	$—

See Notes to Schedule of Investments.

www.bridgewayomni.com	11

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.60%
Aerospace & Defense - 1.46%
AAR Corp.	96,060	$2,319,849
Arotech Corp.*	87,800	285,350
Ducommun, Inc.*	34,750	952,498
Engility Holdings, Inc.*	45,650	1,422,910
Kratos Defense & Security Solutions, Inc.*	76,900	504,464
LMI Aerospace, Inc.*+	15,000	192,000
National Presto Industries, Inc.+	4,835	293,533

		5,970,604

Air Freight & Logistics - 0.53%
Air Transport Services Group, Inc.*	215,950	1,572,116
Atlas Air Worldwide Holdings, Inc.*	18,700	617,474

		2,189,590

Airlines - 0.91%
Hawaiian Holdings, Inc.*	96,200	1,293,890
Republic Airways Holdings, Inc.*	142,504	1,583,219
SkyWest, Inc.	111,832	870,053

		3,747,162

Auto Components - 1.26%
China Automotive Systems, Inc.+	28,500	261,630
China XD Plastics Co., Ltd.*	66,000	361,020
Cooper Tire & Rubber Co.	14,500	416,150
Cooper-Standard Holding, Inc.*+	16,910	1,055,184
Modine Manufacturing Co.*	53,900	639,793
SORL Auto Parts, Inc.*	48,000	208,800
Spartan Motors, Inc.	45,000	210,150
Stoneridge, Inc.*	33,400	376,418
Strattec Security Corp.	4,380	356,313
Superior Industries International, Inc.	73,400	1,286,702

		5,172,160

Beverages - 0.04%
MGP Ingredients, Inc.	12,300	160,761

Building Products - 0.74%
Alpha Pro Tech, Ltd.*	54,000	175,500
Gibraltar Industries, Inc.*	84,706	1,159,625
Griffon Corp.	110,250	1,255,748
Universal Forest Products, Inc.	10,000	427,100

		3,017,973

Industry Company	Shares	Value

Capital Markets - 2.06%
Arlington Asset Investment Corp., Class A+	13,700	$ 348,117
Calamos Asset Management, Inc., Class A	49,700	560,119
Capital Southwest Corp.	16,800	600,936
Cowen Group, Inc., Class A*	157,300	589,875
FBR & Co.*	11,775	324,048
GFI Group, Inc.	135,680	734,029
INTL. FCStone, Inc.*	44,950	778,534
Investment Technology Group, Inc.*	63,250	996,820
JMP Group, Inc.	87,400	547,998
KCG Holdings, Inc., Class A*	35,000	354,550
Manning & Napier, Inc.	27,800	466,762
MVC Capital, Inc.+	18,219	196,036
OFS Capital Corp.	32,500	392,275
Oppenheimer Holdings, Inc., Class A	34,419	696,985
Piper Jaffray Cos.*	16,100	841,064

		8,428,148

Chemicals - 1.37%
China Green Agriculture, Inc.*+	36,800	72,864
Core Molding Technologies, Inc.*	22,425	317,986
Gulf Resources, Inc.*	104,450	149,364
Kraton Performance Polymers, Inc.*	16,075	286,296
OM Group, Inc.	102,800	2,667,660
Penford Corp.*	1,900	25,023
Schulman (A.), Inc.	58,600	2,118,976

		5,638,169

Commercial Banks - 18.64%
1st Source Corp.	52,500	1,495,200
Access National Corp.	5,600	90,888
American National Bankshares, Inc.	13,060	297,115
American River Bankshares*	20,744	189,808
AmeriServ Financial, Inc.	5,000	16,450
BancorpSouth, Inc.	95,900	1,931,426
Bank of Commerce Holdings	47,900	294,106
Bank of Kentucky Financial Corp. (The)	4,400	203,412
Banner Corp.	25,057	963,943
Bar Harbor Bankshares	10,500	303,765

12	Quarterly Report | September 30, 2014 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Baylake Corp.+	5,600	$ 67,592
BBCN Bancorp, Inc.	13,000	189,670
BCB Bancorp, Inc.	11,300	150,290
BNC Bancorp	74,956	1,173,811
BSB Bancorp, Inc.*	23,800	438,396
C&F Financial Corp.	2,400	79,848
Camden National Corp.	5,853	204,855
Capital City Bank Group, Inc.	40,050	542,277
Cardinal Financial Corp.	24,478	417,839
Carolina Bank Holdings, Inc.*	11,500	114,540
Central Pacific Financial Corp.	49,400	885,742
Central Valley Community Bancorp	21,000	241,080
Century Bancorp, Inc., Class A	14,300	495,066
Chemical Financial Corp.	60,300	1,621,467
Chemung Financial Corp.+	10,998	308,934
CNB Financial Corp.	31,900	500,830
Codorus Valley Bancorp, Inc.	50	1,023
Columbia Banking System, Inc.	38,300	950,223
Community Bankers Trust Corp.*	25,000	109,250
Community Trust Bancorp, Inc.	20,000	672,600
Customers Bancorp, Inc.*	20,000	359,200
Eastern Virginia Bankshares, Inc.*	7,051	43,857
Enterprise Bancorp, Inc.	75	1,413
Farmers Capital Bank Corp.*	13,400	301,902
Farmers National Banc Corp.	150	1,198
Fidelity Southern Corp.	58,900	806,930
Financial Institutions, Inc.	40,300	905,944
First Bancorp	51,600	826,632
First Bancorp, Inc.	11,800	196,706
First BanCorp. (Puerto Rico)*	293,700	1,395,075
First Busey Corp.	111,500	621,055
First Business Financial Services, Inc.	9,200	403,880
First Citizens Banc Corp.+	2,000	19,960
First Commonwealth Financial Corp.	121,200	1,016,868
First Community Bancshares, Inc.	44,100	630,189

Industry Company	Shares	Value

Commercial Banks (continued)
First Connecticut Bancorp, Inc.	4,800	$ 69,600
First Financial Bancorp	68,337	1,081,775
First Financial Corp.	38,830	1,201,788
First Internet Bancorp	1,200	19,344
First Interstate BancSystem, Inc.	94,600	2,513,522
First Merchants Corp.	71,000	1,434,910
First Midwest Bancorp, Inc.	115,900	1,864,831
First of Long Island Corp. (The)	12,000	413,400
Flushing Financial Corp.	43,300	791,091
German American Bancorp, Inc.	12,500	322,625
Glacier Bancorp, Inc.	76,700	1,983,462
Great Southern Bancorp, Inc.	20,750	629,555
Hampton Roads Bankshares, Inc.*	500,725	766,109
Hanmi Financial Corp.	46,563	938,710
Heartland Financial USA, Inc.	10,950	261,486
Heritage Commerce Corp.	30,000	246,300
Heritage Financial Corp.	40,502	641,552
Heritage Oaks Bancorp	200	1,400
HomeTrust Bancshares, Inc.*	50,000	730,500
Horizon Bancorp	20,363	469,164
Hudson Valley Holding Corp.	37,800	686,070
Huntington Bancshares, Inc.	17,709	172,309
Independent Bank Corp., MA	11,000	392,920
Independent Bank Corp., MI	80,500	959,560
International Bancshares Corp.	89,200	2,200,118
Intervest Bancshares Corp.	45,200	432,112
Lakeland Bancorp, Inc.	104,940	1,024,214
LNB Bancorp, Inc.	17,000	242,930
Macatawa Bank Corp.	12,550	60,240
MainSource Financial Group, Inc.	41,500	715,875
MB Financial, Inc.	19,700	545,296
MBT Financial Corp.*	62,011	298,273
Mercantile Bank Corp.	18,700	356,235
Merchants Bancshares, Inc.	5,000	140,950
Metro Bancorp, Inc.*	26,250	636,562
Middleburg Financial Corp.	22,463	398,494
MidSouth Bancorp, Inc.	23,300	435,710
MidWestOne Financial Group, Inc.	12,000	276,120

www.bridgewayomni.com	13

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Monarch Financial Holdings, Inc.	12,538	$ 157,477
MutualFirst Financial, Inc.	8,700	195,750
National Penn Bancshares, Inc.	20,000	194,200
NBT Bancorp, Inc.	20,932	471,389
NewBridge Bancorp*	99,388	754,355
Northrim BanCorp, Inc.	32,000	845,760
OFG Bancorp	72,000	1,078,560
Old Line Bancshares, Inc.	50	774
Old National Bancorp	30,600	396,882
Old Second Bancorp, Inc.*	30,050	144,540
OmniAmerican Bancorp, Inc.	9,756	253,558
Orrstown Financial Services, Inc.*	16,700	272,377
Pacific Continental Corp.	56,600	727,310
Pacific Mercantile Bancorp*	20,000	139,400
Park Sterling Corp.	50,298	333,476
Peapack Gladstone Financial Corp.	318	5,565
Peoples Bancorp of North Carolina, Inc.	14,500	243,020
Peoples Bancorp, Inc.	28,550	678,062
Pinnacle Financial Partners, Inc.	45,750	1,651,575
Preferred Bank*	36,000	810,720
Premier Financial Bancorp, Inc.	26,066	381,606
QCR Holdings, Inc.	2,000	35,340
Renasant Corp.	58,700	1,587,835
Republic Bancorp, Inc., Class A	25,700	608,833
Republic First Bancorp, Inc.*	83,000	322,870
S&T Bancorp, Inc.	30,700	720,222
Salisbury Bancorp, Inc.	1,183	31,882
Sandy Spring Bancorp, Inc.	14,300	327,327
Shore Bancshares, Inc.*	20,000	180,000
Sierra Bancorp	42,200	707,272
South State Corp.	16,911	945,663
Southern National Bancorp of Virginia, Inc.	35,000	405,650
Southside Bancshares, Inc.+	12,129	403,289
Southwest Bancorp, Inc.	23,900	391,960
State Bank Financial Corp.	95,800	1,555,792
Suffolk Bancorp	27,900	541,539
Summit State Bank	5,000	64,950
Sun Bancorp, Inc.*	10,000	181,100
Tompkins Financial Corp.	8,400	370,272
TowneBank+	10,000	135,800
Trico Bancshares	38,900	879,918

Industry Company	Shares	Value

Commercial Banks (continued)
TriState Capital Holdings, Inc.*	50,000	$ 453,500
Trustmark Corp.	20,800	479,128
Union Bankshares Corp.	58,628	1,354,307
United Community Banks, Inc.	57,770	950,894
Univest Corp. of Pennsylvania	39,200	735,000
WesBanco, Inc.	48,490	1,483,309
Wilshire Bancorp, Inc.	25,000	230,750
Wintrust Financial Corp.	24,600	1,098,882
Yadkin Financial Corp.*	38,000	690,080

		76,447,087

Commercial Services & Supplies - 1.83%
ACCO Brands Corp.*	339,800	2,344,620
Acme United Corp.	200	3,330
Brink’s Co. (The)	22,500	540,900
Courier Corp.	30,350	373,912
Ecology & Environment, Inc., Class A	1,500	14,685
Ennis, Inc.	34,000	447,780
Intersections, Inc.+	54,550	209,472
Kimball International, Inc., Class B	78,800	1,185,940
Metalico, Inc.*+	163,000	179,300
Multi-Color Corp.	5,750	261,510
Quad/Graphics, Inc.	83,000	1,597,750
Versar, Inc.*	27,300	88,179
Viad Corp.	12,700	262,255

		7,509,633

Communications Equipment - 0.63%
Bel Fuse, Inc., Class B	3,600	89,064
Black Box Corp.	43,386	1,011,762
Blonder Tongue Laboratories*	10,000	13,100
ClearOne, Inc.*	26,500	223,395
Communications Systems, Inc.	2,300	25,668
Comtech Telecommunications Corp.	4,000	148,600
Emulex Corp.*	90,000	444,600
Harmonic, Inc.*	99,100	628,294

		2,584,483

Computers & Peripherals - 0.19%
Datalink Corp.*	500	5,315
Hutchinson Technology, Inc.*	105,500	386,130
Imation Corp.*	110,500	325,975

14	Quarterly Report | September 30, 2014 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Computers & Peripherals (continued)
USA Technologies, Inc.*	30,000	$ 54,000

		771,420
Construction & Engineering - 1.49%
Aegion Corp.*	46,900	1,043,525
Goldfield Corp. (The)*	65,000	124,150
Great Lakes Dredge & Dock Corp.*	140,550	868,599
MYR Group, Inc.*	15,000	361,200
Northwest Pipe Co.*	32,000	1,091,200
Orion Marine Group, Inc.*	128,500	1,282,430
Pike Corp.*	94,700	1,125,983
Sterling Construction Co., Inc.*	30,000	230,100

		6,127,187
Consumer Finance - 1.00%
Asta Funding, Inc.*	19,150	157,222
Cash America International, Inc.	24,900	1,090,620
Consumer Portfolio Services, Inc.*	116,650	747,726
Green Dot Corp., Class A*	21,800	460,852
Nelnet, Inc., Class A	25,900	1,116,031
Nicholas Financial, Inc.	25,000	289,750
Regional Management Corp.*	13,100	235,145

		4,097,346
Distributors - 0.20%
AMCON Distributing Co.	800	70,360
VOXX International Corp.*	69,000	641,700
Weyco Group, Inc.	5,000	125,550

		837,610
Diversified Consumer Services - 0.38%
Ascent Capital Group, Inc., Class A*	7,000	421,400
Bridgepoint Education, Inc.*	18,224	203,380
Education Management Corp.*+	40,000	43,600
Regis Corp.	34,050	543,438
Steiner Leisure, Ltd.*	8,000	300,720
Universal Technical Institute, Inc.	5,000	46,750

		1,559,288
Diversified Financial Services - 0.96%
Gain Capital Holdings, Inc.	39,900	254,163
Interactive Brokers Group, Inc., Class A	90,750	2,264,212

Industry Company	Shares	Value

Diversified Financial Services (continued)
MicroFinancial, Inc.	35,400	$ 285,324
PHH Corp.*	46,000	1,028,560
Resource America, Inc., Class A	12,000	111,720

		3,943,979

Diversified Telecommunication Services - 1.14%
Alaska Communications Systems Group, Inc.*	379,000	595,030
Atlantic Tele-Network, Inc.	17,500	943,250
General Communication, Inc., Class A*	10,000	109,100
Hawaiian Telcom Holdco, Inc.*+	35,400	909,426
Iridium Communications, Inc.*+	217,125	1,921,556
Premiere Global Services, Inc.*	15,800	189,126
Voltari Corp.*+	2,100	3,171

		4,670,659

Electrical Equipment - 0.59%
Broadwind Energy, Inc.*	100,000	749,000
Global Power Equipment Group, Inc.	15,000	223,500
GrafTech International, Ltd.*+	171,550	785,699
Highpower International, Inc.*+	25,922	205,821
Orion Energy Systems, Inc.*	76,924	411,543
Ultralife Corp.*	8,350	27,054

		2,402,617

Electronic Equipment, Instruments & Components - 2.92%
Benchmark Electronics, Inc.*	99,700	2,214,337
Electro Rent Corp.	8,100	111,537
Fabrinet*	30,050	438,730
Insight Enterprises, Inc.*	44,883	1,015,702
Iteris, Inc.*	65,000	113,750
Key Tronic Corp.*	11,900	125,783
PAR Technology Corp.*	15,000	73,500
PCM, Inc.*	15,675	153,145
Plexus Corp.*	9,500	350,835
Radisys Corp.*	74,700	199,449
Sanmina Corp.*	149,100	3,110,226
ScanSource, Inc.*	14,000	484,260
Sigmatron International, Inc.*	20,000	145,400
SMTC Corp.*	13,500	24,975
TTM Technologies, Inc.*	158,400	1,078,704
Viasystems Group, Inc.*	80,900	1,270,130

www.bridgewayomni.com	15

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	40,000	$ 571,600
Vishay Precision Group, Inc.*	31,667	473,105
Wireless Telecom Group, Inc.*	10,000	24,000

		11,979,168

Energy Equipment & Services - 4.21%
Basic Energy Services, Inc.*	107,400	2,329,506
C&J Energy Services, Inc.*	81,600	2,492,880
Cal Dive International, Inc.*	135,000	130,950
Dawson Geophysical Co.	19,100	347,238
ENGlobal Corp.*	86,300	185,545
Era Group, Inc.*	11,500	250,125
Forbes Energy Services, Ltd.*	80,000	322,400
Gulf Island Fabrication, Inc.	18,000	309,600
Gulfmark Offshore, Inc., Class A	28,800	902,880
Hercules Offshore, Inc.*+	345,650	760,430
Hornbeck Offshore Services, Inc.*	13,000	425,490
Key Energy Services, Inc.*+	107,100	518,364
Mitcham Industries, Inc.*	31,650	349,732
Natural Gas Services Group, Inc.*	16,305	392,461
Newpark Resources, Inc.*	49,000	609,560
Nuverra Environmental Solutions, Inc.*+	4,807	70,903
Parker Drilling Co.*	359,400	1,775,436
PHI, Inc.*	39,150	1,611,022
Pioneer Energy Services Corp.*	117,100	1,641,742
SEACOR Holdings, Inc.*	11,500	860,200
Tesco Corp.	20,000	397,000
Vantage Drilling Co.*	468,500	594,995

		17,278,459

Food & Staples Retailing - 1.90%
Andersons, Inc. (The)	37,350	2,348,568
Ingles Markets, Inc., Class A	50,950	1,207,006
Pantry, Inc. (The)*	70,500	1,426,215
Roundy’s, Inc.	33,500	100,165
SpartanNash Co.	98,074	1,907,539
Weis Markets, Inc.+	20,700	807,921

		7,797,414

Food Products - 1.88%
Chiquita Brands International, Inc.*	136,100	1,932,620

Industry Company	Shares	Value

Food Products (continued)
Fresh Del Monte Produce, Inc.	90,800	$ 2,896,520
John B. Sanfilippo & Son, Inc.	13,900	449,804
Omega Protein Corp.*	58,250	728,125
Post Holdings, Inc.*+	45,700	1,516,326
Seneca Foods Corp., Class A*	5,050	144,430
SkyPeople Fruit Juice, Inc.*	51,000	54,060

		7,721,885

Health Care Equipment & Supplies - 0.87%
Alphatec Holdings, Inc.*	220,200	374,340
AngioDynamics, Inc.*	77,500	1,063,300
CryoLife, Inc.	30,000	296,100
Invacare Corp.	35,000	413,350
Kewaunee Scientific Corp.	2,500	44,675
Medical Action Industries, Inc.*	567	7,813
Merit Medical Systems, Inc.*	28,100	333,828
PhotoMedex, Inc.*+	25,400	157,480
RTI Surgical, Inc.*	73,000	348,940
Symmetry Medical, Inc.*	52,800	532,752

		3,572,578

Health Care Providers & Services - 4.14%
Addus HomeCare Corp.*	24,300	476,280
Almost Family, Inc.*	27,600	749,892
Amedisys, Inc.*	110,710	2,233,021
Amsurg Corp.*	31,100	1,556,555
BioTelemetry, Inc.*	34,479	231,354
Cross Country Healthcare, Inc.*	76,700	712,543
Five Star Quality Care, Inc.*	239,700	903,669
Healthways, Inc.*	24,500	392,490
InfuSystems Holdings, Inc.*	10,178	31,959
Kindred Healthcare, Inc.	132,100	2,562,740
LHC Group, Inc.*	16,500	382,800
Magellan Health, Inc.*	27,125	1,484,551
Molina Healthcare, Inc.*	28,600	1,209,780
National Healthcare Corp.	8,920	495,149
PharMerica Corp.*	74,800	1,827,364
Skilled Healthcare Group, Inc., Class A*	68,000	448,800
Skystar Bio-Pharmaceutical Co. Ltd.*+	24,300	101,817
Triple-S Management Corp., Class B*	46,000	915,400
Universal American Corp.*	35,100	282,204

		16,998,368

16	Quarterly Report | September 30, 2014 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure - 2.53%
Ambassadors Group, Inc.*	200	$ 740
Boyd Gaming Corp.*	162,400	1,649,984
Bravo Brio Restaurant Group, Inc.*	31,400	407,258
Carrols Restaurant Group, Inc.*	46,825	332,926
Century Casinos, Inc.*	20,300	104,139
Frisch’s Restaurants, Inc.	14,373	406,756
Full House Resorts, Inc.*	31,300	35,995
International Speedway Corp., Class A	48,360	1,530,110
Isle of Capri Casinos, Inc.*	100,150	751,125
Lakes Entertainment, Inc.*	16,950	141,194
Life Time Fitness, Inc.*	5,900	297,596
Luby’s, Inc.*	42,500	226,100
Marcus Corp. (The)	71,054	1,122,653
Monarch Casino & Resort, Inc.*	38,900	463,299
Penn National Gaming, Inc.*	100,500	1,126,605
Red Lion Hotels Corp.*	16,095	91,581
Ruby Tuesday, Inc.*	73,200	431,148
Speedway Motorsports, Inc.	74,750	1,275,235

		10,394,444

Household Durables - 0.63%
Bassett Furniture Industries, Inc.	25,559	349,136
CSS Industries, Inc.	23,458	568,857
Emerson Radio Corp.*	52,600	104,148
Hooker Furniture Corp.	10,000	152,100
Lifetime Brands, Inc.	24,999	382,735
NACCO Industries, Inc., Class A	11,350	564,436
P&F Industries, Inc., Class A*	492	4,029
ZAGG, Inc.*	81,000	451,980

		2,577,421

Household Products - 0.66%
Central Garden & Pet Co., Class A*	173,400	1,394,136
Harbinger Group, Inc.*	100,100	1,313,312

		2,707,448

Insurance - 7.71%
Ambac Financial Group, Inc.*	36,000	795,600
American Equity Investment Life Holding Co.	78,550	1,797,224
American Independence Corp.*	16,900	177,788

Industry Company	Shares	Value

Insurance (continued)
AMERISAFE, Inc.	56,500	$2,209,715
Argo Group International Holdings, Ltd.	8,352	420,189
Baldwin & Lyons, Inc., Class B	19,700	486,590
Citizens, Inc.*+	14,800	95,608
Crawford & Co., Class B	20,350	167,888
Donegal Group, Inc., Class A	57,100	877,056
EMC Insurance Group, Inc.	13,850	399,988
Employers Holdings, Inc.	38,500	741,125
FBL Financial Group, Inc., Class A	36,166	1,616,620
Federated National Holding Co.	38,012	1,067,757
First Acceptance Corp.*	145,000	361,050
Fortegra Financial Corp.*	57,500	568,675
Hallmark Financial Services, Inc.*	40,158	414,029
Hilltop Holdings, Inc.*	14,100	282,705
Horace Mann Educators Corp.	74,950	2,136,824
Independence Holding Co.	4,900	65,121
Infinity Property & Casualty Corp.	9,200	588,892
Investors Title Co.	1,000	73,200
Kansas City Life Insurance Co.	3,500	155,225
Kingstone Cos., Inc.+	4,000	32,400
Maiden Holdings, Ltd.	167,450	1,855,346
MBIA, Inc.*	43,400	398,412
Meadowbrook Insurance Group, Inc.	125,000	731,250
Montpelier Re Holdings, Ltd.	43,950	1,366,406
National Interstate Corp.	16,000	446,400
National Western Life Insurance Co., Class A	5,350	1,321,504
Navigators Group, Inc. (The)*	27,450	1,688,175
OneBeacon Insurance Group, Ltd., Class A	15,000	231,150
Safety Insurance Group, Inc.	14,500	781,695
Selective Insurance Group, Inc.	63,200	1,399,248
State Auto Financial Corp.	15,000	307,650
Stewart Information Services Corp.	60,950	1,788,882
United Fire Group, Inc.	60,900	1,691,193
United Insurance Holdings Corp.	53,400	801,000

www.bridgewayomni.com	17

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	98,641	$ 1,275,428

		31,615,008

Internet & Catalog Retail - 0.26%
CafePress, Inc.*	50,000	156,500
FTD Cos., Inc.*	27,160	926,428

		1,082,928

Internet Software & Services - 1.00%
Autobytel, Inc.*	10,600	91,054
Blucora, Inc.*	32,000	487,680
Digital River, Inc.*	30,000	435,600
Intralinks Holdings, Inc.*	49,000	396,900
Marchex, Inc., Class B	88,000	365,200
Monster Worldwide, Inc.*	275,000	1,512,500
QuinStreet, Inc.*	80,000	332,000
United Online, Inc.	42,399	464,269

		4,085,203

IT Services - 1.61%
CACI International, Inc., Class A*	28,951	2,063,338
CIBER, Inc.*	157,501	540,228
CSP, Inc.	13,700	109,189
Edgewater Technology, Inc.*	11,710	80,448
Global Cash Access Holdings, Inc.*	60,000	405,000
ManTech International Corp., Class A	78,882	2,125,870
NCI, Inc., Class A*	60,700	577,257
Newtek Business Services, Inc.*+	12,000	33,000
Sykes Enterprises, Inc.*	33,550	670,329

		6,604,659

Leisure Equipment & Products - 0.19%
Johnson Outdoors, Inc., Class A	23,950	620,305
Summer Infant, Inc.*	43,200	151,200

		771,505

Life Sciences Tools & Services - 0.18%
Albany Molecular Research, Inc.*+	32,728	722,307

Machinery - 3.41%
American Railcar Industries, Inc.+	31,000	2,291,520
Ampco-Pittsburgh Corp.	30,105	602,100
Briggs & Stratton Corp.	69,450	1,251,489

Industry Company	Shares	Value

Machinery (continued)
Chicago Rivet & Machine Co.	1,000	$ 31,000
Cleantech Solutions International, Inc.*+	12,000	48,120
Dynamic Materials Corp.	20,100	382,905
Eastern Co. (The)	20,104	321,262
FreightCar America, Inc.	15,000	499,500
Greenbrier Cos., Inc. (The)+	46,700	3,426,846
Hardinge, Inc.	27,000	295,380
Hurco Cos., Inc.	3,765	141,790
Hyster-Yale Materials Handling, Inc.	2,700	193,374
Kadant, Inc.	5,000	195,250
Key Technology, Inc.*	1,950	25,545
L.B. Foster Co., Class A	8,900	408,866
L.S. Starrett Co., Class A (The)	22,700	314,168
Lydall, Inc.*	40,050	1,081,750
MFRI, Inc.*	31,200	295,776
Miller Industries, Inc.	9,550	161,395
NN, Inc.	29,500	788,240
Supreme Industries, Inc., Class A	30,450	237,814
THT Heat Transfer Technology, Inc.*	1,900	2,869
Titan International, Inc.+	83,000	981,060
WSI Industries, Inc.	1,000	7,220

		13,985,239

Marine - 0.29%
Eagle Bulk Shipping, Inc.*+	48,700	44,682
International Shipholding Corp.	33,550	600,210
Navios Maritime Holdings, Inc.+	88,500	531,000
Rand Logistics, Inc.*	1,600	9,120
Ultrapetrol Bahamas, Ltd.*	4,900	15,288

		1,200,300

Media - 2.24%
Ballantyne Strong, Inc.*	27,939	124,329
CTC Media, Inc.	67,000	445,550
E.W. Scripps Co., Class A (The)*+	34,600	564,326
Entercom Communications Corp., Class A*	35,300	283,459
Harte-Hanks, Inc.	151,200	963,144
Journal Communications, Inc., Class A*	122,750	1,034,782
McClatchy Co. (The), Class A*+	358,200	1,203,552

18	Quarterly Report | September 30, 2014 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Media (continued)
Radio One, Inc., Class D*+	120,450	$ 383,031
Reading International, Inc., Class A*	70,400	591,360
Salem Communications Corp., Class A	106,300	808,943
Scholastic Corp.	75,950	2,454,704
Sizmek, Inc.*	40,210	311,225

		9,168,405

Metals & Mining - 2.10%
A.M. Castle & Co.*+	36,000	307,440
Century Aluminum Co.*	13,000	337,610
Friedman Industries, Inc.	3,500	27,825
Handy & Harman, Ltd.*	200	5,252
Hecla Mining Co.	150,000	372,000
Kaiser Aluminum Corp.	26,700	2,035,074
Materion Corp.	34,500	1,058,115
Noranda Aluminum Holding Corp.	70,000	316,400
Olympic Steel, Inc.	45,500	935,935
Schnitzer Steel Industries, Inc., Class A+	65,200	1,568,060
SunCoke Energy, Inc.*	39,500	886,775
Thompson Creek Metals Co., Inc.*	147,500	324,500
Universal Stainless & Alloy Products, Inc.*	16,200	427,032

		8,602,018

Multiline Retail - 0.06%
Fred’s, Inc., Class A	16,250	227,500

Oil, Gas & Consumable Fuels - 8.00%
Adams Resources & Energy, Inc.	14,000	620,060
Apco Oil and Gas International, Inc.*	10,000	128,900
Arch Coal, Inc.+	85,500	181,260
Bill Barrett Corp.*+	84,700	1,866,788
BioFuel Energy Corp.*+	20,900	133,342
Callon Petroleum Co.*	129,000	1,136,490
Carrizo Oil & Gas, Inc.*	20,000	1,076,400
Clayton Williams Energy, Inc.*	5,600	540,120
Cloud Peak Energy, Inc.*	86,650	1,093,523
Comstock Resources, Inc.	103,200	1,921,584
Contango Oil & Gas Co.*	8,000	265,920
Delek US Holdings, Inc.	22,900	758,448
DHT Holdings, Inc.+	39,000	240,240
Earthstone Energy, Inc.*	2,000	56,420
Energy XXI Bermuda, Ltd.+	175,522	1,992,175
Escalera Resources Co.*	51,650	98,135

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gastar Exploration, Inc.*	70,000	$ 410,900
Gran Tierra Energy, Inc.*	120,200	665,908
Green Plains, Inc.	96,450	3,606,266
Halcon Resources Corp.*	100,000	396,000
Hallador Energy Co.	71,600	847,744
Knightsbridge Tankers, Ltd.	30,000	265,500
Mexco Energy Corp.*+	6,000	41,520
Midstates Petroleum Co., Inc.*+	189,900	958,995
Miller Energy Resources, Inc.*+	90,000	396,000
New Concept Energy, Inc.*	3,600	5,652
Northern Oil and Gas, Inc.*	41,300	587,286
PBF Energy, Inc., Class A	11,100	266,400
Penn Virginia Corp.*	172,000	2,186,120
Renewable Energy Group, Inc.*	170,053	1,726,038
Resolute Energy Corp.*+	154,600	969,342
REX American Resources Corp.*	25,250	1,840,220
Sanchez Energy Corp.*+	14,000	367,640
Ship Finance International, Ltd.+	19,900	336,708
Stone Energy Corp.*	45,300	1,420,608
Swift Energy Co.*+	80,000	768,000
TransAtlantic Petroleum, Ltd.*+	10,000	89,900
U.S. Energy Corp. - Wyoming*	112,400	358,556
VAALCO Energy, Inc.*	52,000	442,000
W&T Offshore, Inc.	64,700	711,700
Warren Resources, Inc.*	195,780	1,037,634

		32,812,442

Paper & Forest Products - 0.85%
Mercer International, Inc.*+	64,950	633,262
Orient Paper, Inc.	76,793	105,974
PH Glatfelter Co.	40,000	878,000
Resolute Forest Products*	119,700	1,872,108

		3,489,344

Personal Products - 0.22%
Mannatech, Inc.*	16,600	258,794
Nutraceutical International Corp.*	29,950	626,254

		885,048

Professional Services - 2.54%
CBIZ, Inc.*	121,275	954,434
CDI Corp.	35,700	518,364
CRA International, Inc.*	18,200	462,826

www.bridgewayomni.com	19

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
FTI Consulting, Inc.*	36,500	$ 1,276,040
Heidrick & Struggles International, Inc.	55,240	1,134,630
ICF International, Inc.*	19,000	585,010
Kelly Services, Inc., Class A	128,600	2,015,162
Navigant Consulting, Inc.*	124,500	1,731,795
RPX Corp.*	70,596	969,283
VSE Corp.	15,830	775,987

		10,423,531

Real Estate Management & Development - 0.08%
Forestar Group, Inc.*	18,000	318,960

Road & Rail - 1.08%
ArcBest Corp.	40,400	1,506,920
Celadon Group, Inc.	4,400	85,580
Covenant Transportation Group, Inc., Class A*	42,550	791,004
Marten Transport, Ltd.	37,966	676,174
P.A.M. Transportation Services, Inc.*	27,527	997,854
USA Truck, Inc.*	21,435	375,756

		4,433,288

Semiconductors & Semiconductor Equipment - 3.66%
Advanced Energy Industries, Inc.*	23,000	432,170
Alpha & Omega Semiconductor, Ltd.*+	11,905	111,907
Amkor Technology, Inc.*	165,200	1,389,332
AXT, Inc.*	25,000	61,000
Brooks Automation, Inc.	60,000	630,600
Cirrus Logic, Inc.*	30,500	635,925
Diodes, Inc.*	17,200	411,424
Fairchild Semiconductor International, Inc.*	52,400	813,772
GigOptix, Inc.*	65,000	78,650
Integrated Silicon Solution, Inc.	36,394	500,054
IXYS Corp.	39,000	409,500
Kulicke & Soffa Industries, Inc.*	100,300	1,427,269
MagnaChip Semiconductor Corp.*	33,100	387,270
OmniVision Technologies, Inc.*	81,800	2,164,428
Pericom Semiconductor Corp.*	41,500	404,210
Photronics, Inc.*	171,470	1,380,334
Rudolph Technologies, Inc.*	31,100	281,455
Spansion, Inc., Class A*	131,300	2,992,327

Industry Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.*	57,000	$ 510,150

		15,021,777

Software - 0.40%
Ebix, Inc.+	40,000	567,200
Epiq Systems, Inc.	30,000	526,800
Mind CTI, Ltd.	25,000	77,000
Net 1 UEPS Technologies, Inc.*	15,700	189,185
NetSol Technologies, Inc.*+	31,100	115,070
TeleCommunication Systems, Inc., Class A*	57,900	161,541

		1,636,796

Specialty Retail - 1.79%
Barnes & Noble, Inc.*	80,000	1,579,200
Build-A-Bear Workshop, Inc.*	3,800	49,704
Children’s Place, Inc. (The)	25,500	1,215,330
Citi Trends, Inc.*	51,150	1,130,415
hhgregg, Inc.*	46,700	294,677
Pep Boys-Manny, Moe & Jack (The)*	50,500	449,955
Shoe Carnival, Inc.	20,000	356,200
Stage Stores, Inc.	30,000	513,300
Systemax, Inc.*	41,456	516,956
Trans World Entertainment Corp.	30,000	109,800
TravelCenters of America LLC*	93,150	920,322
West Marine, Inc.*	22,679	204,111

		7,339,970

Textiles, Apparel & Luxury Goods - 0.49%
Delta Apparel, Inc.*	13,200	119,988
Ever-Glory International Group, Inc.*	20,000	116,000
Joe’s Jeans, Inc.*	193,000	187,210
Perry Ellis International, Inc.*	12,000	244,200
Rocky Brands, Inc.	16,150	227,554
Unifi, Inc.*+	43,600	1,129,240

		2,024,192

Thrifts & Mortgage Finance - 4.16%
Astoria Financial Corp.+	120,900	1,497,951
Bank Mutual Corp.	121,800	780,738
BankFinancial Corp.	44,100	457,758
Berkshire Hills Bancorp, Inc.	17,200	404,028
Brookline Bancorp, Inc.	30,000	256,500
Cape Bancorp, Inc.	26,100	246,123

20	Quarterly Report | September 30, 2014 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Chicopee Bancorp, Inc.	12,500	$ 185,500
Doral Financial Corp.*+	5,660	37,582
ESB Financial Corp.	35,649	416,380
ESSA Bancorp, Inc.	35,000	395,500
Federal Agricultural Mortgage Corp., Class C	16,500	530,310
First Defiance Financial Corp.	20,750	560,458
First Financial Northwest, Inc.	26,400	269,544
Flagstar Bancorp, Inc.*	59,500	1,001,385
Fox Chase Bancorp, Inc.	10,500	171,255
Franklin Financial Corp.*	15,873	295,397
Hampden Bancorp, Inc.	17,000	292,230
Heritage Financial Group, Inc.	12,200	246,318
Hingham Institution for Savings	643	52,437
Home Bancorp, Inc.*	15,597	354,208
Home Loan Servicing Solutions, Ltd.	16,500	349,635
HomeStreet, Inc.	33,500	572,515
HopFed Bancorp, Inc.	23,500	268,840
Laporte Bancorp, Inc.	11,000	123,310
Meta Financial Group, Inc.	11,500	405,490
NASB Financial, Inc.+	2,600	61,620
New Hampshire Thrift Bancshares, Inc.	2,000	31,160
Northwest Bancshares, Inc.	20,000	242,000
Ocean Shore Holding Co.	14,800	212,824
OceanFirst Financial Corp.	50,488	803,264
Oritani Financial Corp.	75,000	1,056,750
Provident Financial Holdings, Inc.	26,600	388,094
Provident Financial Services, Inc.	67,400	1,103,338
Pulaski Financial Corp.	800	9,200
Riverview Bancorp, Inc.*	72,478	289,187
Security National Financial Corp., Class A*	75,600	375,732
Simplicity Bancorp, Inc.	22,766	382,469
Territorial Bancorp, Inc.	21,900	444,351
Timberland Bancorp, Inc.	7,000	73,640
TrustCo Bank Corp. - NY	63,500	408,940
United Community Bancorp	10,000	119,500
United Community Financial Corp.	39,163	183,283
Westfield Financial, Inc.	53,000	374,180
WSFS Financial Corp.	4,870	348,741

		17,079,665

Industry Company		Shares	Value

Trading Companies & Distributors - 1.77%
AeroCentury Corp.*+		5,500	$ 61,930
Aircastle, Ltd.		135,600	2,218,416
CAI International, Inc.*		66,000	1,277,100
Essex Rental Corp.*		60,200	126,420
General Finance Corp.*		63,000	558,810
Rush Enterprises, Inc., Class A*		58,600	1,960,170
TAL International Group, Inc.		12,250	505,312
Willis Lease Finance Corp.*		27,250	559,170

			7,267,328

Wireless Telecommunication Services - 0.35%
Shenandoah Telecommunications Co.		15,700	389,517
Spok Holdings, Inc.		81,100	1,055,111

			1,444,628

TOTAL COMMON STOCKS - 99.60%			408,545,102

(Cost $356,968,490)

RIGHTS - 0.01%
BioFuel Energy Corp., Exp. 11/11/14*+		20,900	60,192

TOTAL RIGHTS - 0.01%			60,192

(Cost $25,811)
	Rate^	Shares	Value

MONEY MARKET FUND - 0.02%
Dreyfus Cash Management Fund	0.03%	76,680	76,680

TOTAL MONEY MARKET FUND - 0.02%			76,680

(Cost $76,680)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.22%
Dreyfus Cash Management Fund**	0.03%	21,418,192	21,418,192

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.22%			21,418,192

(Cost $21,418,192)

www.bridgewayomni.com	21

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (continued)
Showing percentage of net assets as of September 30, 2014 (Unaudited)

				Value

TOTAL INVESTMENTS - 104.85%				$430,100,166
(Cost $378,489,173)
Liabilities in Excess of Other Assets - (4.85%)				(19,903,570)

NET ASSETS - 100.00%				$410,196,596

*      Non-income producing security.

**     This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2014.

^      Rate disclosed as of September 30, 2014.

+     This security or a portion of the security is out on loan as of September 30, 2014. Total loaned securities had a value of $19,677,007 at September 30, 2014.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 09/30/2014 is as follows (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$408,545,102	$ —	$ —	$ 408,545,102
Rights	60,192	—	—	60,192
Money Market Fund	—	76,680	—	76,680
Investments Purchased with Cash Proceeds From Securities Lending	—	21,418,192	—	21,418,192

TOTAL	$408,605,294	$21,494,872	$ —	$ 430,100,166

See Notes to Schedule of Investments.

22	Quarterly Report | September 30, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 11 investment funds as of September 30, 2014 (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2014, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, and Large-Cap Growth Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price. In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds that invest primarily in securities that are valued at amortized cost, and the Dreyfus Cash Management Fund invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2014 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that hold Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

24	Quarterly Report | September 30, 2014 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
September 30, 2014 (Unaudited)

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2014, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$75,904,661	$ 73,704,518
Gross depreciation (excess of tax cost over value)	(22,289,167)	(22,116,871)

Net unrealized appreciation	$53,615,494	$ 51,587,647

Cost of investments for income tax purposes	$360,358,582	$378,512,519

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs) and business development companies.

www.bridgewayomni.com	25

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	November 21, 2014

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date	November 21, 2014

* Print the name and title of each signing officer under his or her signature.